                        [AMERICAN AADVANTAGE FUNDS LOGO]

---------------------------------------o---------------------------------------


                               SEMI-ANNUAL REPORT

                                 JUNE 30, 2002


                                   [GRAPHIC]


                                                              S&P 500 INDEX FUND
                                                            SMALL CAP INDEX FUND
                                                 INTERNATIONAL EQUITY INDEX FUND



                           MANAGED BY AMR INVESTMENTS

                                 [AA EAGLE]

About AMR Investments
--------------------------------

AMR Investments is an
experienced provider of
investment advisory services to
institutional and retail
markets. We act as manager of
the American AAdvantage Funds, a
family of diversified mutual
funds, and offer customized
fixed income portfolio
management services.

Our clients include defined
benefit plans, defined
contribution plans, foundations,
endowments, corporations, and
other institutional investors.

AMR Investments is a wholly
owned subsidiary of AMR
Corporation, the parent company
of American Airlines, Inc.

Incorporated in 1986, we are
directly responsible for the
investment management and
oversight of AMR Corporation's
defined benefit and defined
contribution plans, as well as
its fixed income investments.

                                    Contents
                                    --------------------------------------------
                                    President's Message.....................   1
                                    Economic Overview.......................   3
                                    Performance Overviews...................   4
                                    American AAdvantage Funds
                                       Statement of Assets and Liabilities..  10
                                       Statement of Operations..............  11
                                       Statement of Changes in Net Assets...  12
                                       Notes to Financial Statements........  13
                                       Financial Highlights.................  17
                                    State Street Equity 500 Index Portfolio
                                       Portfolio of Investments.............  21
                                       Statement of Assets and Liabilities..  27
                                       Statement of Operations..............  28
                                       Statement of Changes in Net Assets...  29
                                       Notes to Financial Statements........  30
                                       Financial Highlights.................  33
                                    Master Small Cap Index Series
                                       Schedule of Investments..............  35
                                       Statement of Assets and Liabilities..  56
                                       Statement of Operations..............  57
                                       Statement of Changes in Net Assets...  58
                                       Notes to Financial Statements........  59
                                       Financial Highlights.................  63
                                    Master International Index Series
                                       Schedule of Investments..............  65
                                       Statement of Assets and Liabilities..  76
                                       Statement of Operations..............  77
                                       Statement of Changes in Net Assets...  78
                                       Notes to Financial Statements........  79
                                       Financial Highlights.................  83
                                    Additional Information.....Inside Back Cover

American AAdvantage Funds                                          June 30, 2002

                                                            [BILL QUINN PICTURE]

FELLOW SHAREHOLDERS:

I am pleased to present you with the Semi-Annual Report for the American AAdvantage Index Funds for the six-month period ended June 30, 2002. This has been a difficult time for investors as most major indices posted negative returns. Accounting irregularities, corporate scandal, and decreasing profits led to a tumbling market. This environment has created a "crisis of confidence" in the markets.

     The American AAdvantage Index Funds have been designed to replicate the returns, before expenses, of each Fund's corresponding Index. While it's been a tumultuous six months, these Funds have succeeded in meeting their objective. In addition, the S&P 500 Index Fund and Small Cap Index Fund outperformed their respective Lipper peer groups for the period.

     Looking ahead, reduced confidence levels in U.S. corporate financial reporting and a slow economy may indicate that we have entered a period in which below average returns will be the norm. Thus, we believe investors should stay focused on sound investment principles and long-term allocations that will help them reach their investment goals.

     We value the trust you have placed in the American AAdvantage Funds. I would like to emphasize that we are committed to do everything possible to continue to earn this trust by positioning the Funds to achieve their long-term investment objectives in a sound and prudent manner.

                                            Sincerely,

                                            /s/ WILLIAM F. QUINN
                                            William F. Quinn
                                            President
                                            American AAdvantage Funds

                              AMERICAN EAGLE LOGO

ECONOMIC OVERVIEW
--------------------------------------------------------------------------------

While the first quarter of 2002 was rather uneventful and quiet due to mixed sentiments regarding the prospects of the future of the economy, the second quarter was quite the opposite. With the ongoing war against terrorism and mixed signals of economic recovery, things took a turn for the worse, as markets posted negative returns. The markets became excessively volatile as a result of the failures of high profile companies and increased concerns over accounting standards. These factors combined to drag all the major market indices down to their post-September 11th lows. The Dow Jones Industrial Average closed down
778.3 points (down 6.9%), the NASDAQ closed down 525.64 points (down 24.8%), and the Russell 2000 Index closed down 25.85 (down 4.7%) for the first half of the year. Large cap growth stocks fell the furthest in this dismal environment, while small value stocks held up relatively well as evidenced by the Russell 1000 Growth Index return of -20.8% and the Russell 2000 Value Index return of 7.3% for the six-month period. With the instability of the markets, the Federal Reserve Board decided to keep rates unchanged at 1.75% in the four FOMC meetings, that were held during this time.

     On the international front, unlike the first quarter of the year when the international markets finished with a roar, they exited the second quarter with a whimper. International investors were confronted with the realization that the economic recovery would be subdued at best, as returns for the six-month period for the MSCI EAFE Index were split - 10 countries posting negative returns and the remaining 11 posting positive returns. Only 2 countries posted double-digit gains. Austria led with a 21.4% return followed by New Zealand at 17.9%. Japanese holdings in EAFE had a year-to-date return of 8.2%. This reflected the introduction of short-term government measures to shore up the market ahead of the fiscal year end in March, and more fundamentally, Japan's expectation of a global economic recovery. Toward the end of the second quarter, global concern shifted to U.S. financial markets, and the weakness of the U.S. dollar and the consistent sharp decline in U.S. equity markets caused the Japanese market to give back some of its earlier gains.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE S&P 500 INDEX FUND
--------------------------------------------------------------------------------

     The Institutional Class of the S&P 500 Index Fund returned 6.8% from its inception through June 30, 2002.

                                ANNUALIZED TOTAL RETURNS
                        ----------------------------------------
                                 PERIODS ENDED 6/30/02
                        ----------------------------------------
                                                         SINCE
                        6 MONTHS*   1 YEAR    5 YEAR   INCEPTION
                        ---------   -------   ------   ---------
Institutional
 Class(1).............   -13.18%    -18.11%   3.55%      6.79%
PlanAhead Class(1,2)..   -13.38%    -18.50%   3.25%      6.50%
Lipper S&P 500 Index..   -13.31%    -18.28%   3.37%      6.61%
S&P 500 Index.........   -13.16%    -17.99%   3.66%      6.90%

*   Not Annualized

1   Past performance is not indicative of future performance.

2 Fund performance represents the total returns achieved by the Institutional Class from 12/31/96 up to 3/2/98, the inception date of the PlanAhead Class, and the returns of the PlanAhead Class since its inception. Expenses of the PlanAhead Class are higher than those of the Institutional Class. Therefore, total returns shown may be higher than they would have been had the PlanAhead Class been in existence since 12/29/00.

     The Institutional Class of the American AAdvantage S&P 500 Index Fund returned -13.2% for the six month period ended June 30, 2002 as compared to its peer group, the Lipper S&P 500 Index, which returned -13.3% for the same period. The Fund has continued to achieve its objective of closely replicating, before expenses, the return of its benchmark, the S&P 500 Index.

     Value continued to dominate growth, as the S&P 500/BARRA Value Index outperformed the S&P 500/BARRA Growth Index by 7.5% during the six-month period. Small cap indices outperformed large cap indices in both style and core categories. Seven out of ten sectors in the S&P 500 Index were negative for the period. Basic materials (up 8.6%), consumer staples (up 5.7%), and energy (up 4.3%), all produced positive returns for the period. Telecommunications and technology continued their downward trend and were the hardest hit sectors, down 35.1% and 31.6%, respectively.

     Coca Cola (up 19.7%) was the best performing stock in the six-month period in terms of its contribution to the Index return. Procter & Gamble (up 14.7%) and Royal Dutch Petroleum (up 14.5%) were the next two largest positive contributors. Tyco International (down 77.0%) and WorldCom (down 88.2%) were amongst the many corporations under scrutiny for their questionable accounting practices. They alone detracted over 1.2% from the six-month Index return. As a sign of the impact of accounting concerns in the current corporate environment, on May 14, 2002, the S&P Index Committee removed WorldCom from the S&P 500 Index due to "lack of representation".

     Economic recovery and corporate accuracy in reporting earnings are expected to play a big role in consumer and investor confidence as we finish the year.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE S&P 500 INDEX FUND -- CONTINUED
--------------------------------------------------------------------------------

TOP TEN HOLDINGS

                                               % OF EQUITIES
                                               -------------
Microsoft Corp.                                    3.3%
General Electric Co.                               3.2%
Exxon Mobil Corp.                                  3.1%
Wal Mart Stores, Inc.                              2.7%
Pfizer, Inc.                                       2.4%
Citigroup, Inc.                                    2.2%
American Int'l Group, Inc.                         2.0%
Johnson & Johnson                                  1.7%
Coca Cola Co.                                      1.5%
IBM                                                1.4%

PORTFOLIO STATISTICS

                                             FUND   S&P 500
                                             ----   -------
Price/Earnings Ratio                         18.5    28.4
Price/Book Ratio                              3.0     4.6
Wtd. Avg. Mkt. Cap ($ bil)                   85.1    85.2

SECTOR WEIGHTINGS

                                                       FUND
                                                       -----
Financials                                             19.8%
Information Technology                                 13.9%
Health Care                                            13.7%
Consumer Discretionary                                 13.6%
Industrials                                            11.0%
Consumer Staples                                        9.9%
Energy                                                  7.9%
Telecommunication Services                              4.1%
Materials                                               3.2%
Utilities                                               2.9%

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE SMALL CAP INDEX FUND(SM)
--------------------------------------------------------------------------------

     The Institutional Class of the Small Cap Index Fund returned -2.8% from its inception through June 30, 2002.

                                     ANNUALIZED TOTAL RETURNS
                                  ------------------------------
                                      PERIODS ENDED 6/30/02
                                  ------------------------------
                                                         SINCE
                                  6 MONTHS*   1 YEAR   INCEPTION
                                  ---------   ------   ---------
Institutional Class(1)..........   -4.70%     -8.48%    -2.77%
Lipper Small Cap Core Index.....   -5.42%     -4.95%     1.56%
Russell 2000 Index..............   -4.70%     -8.60%    -2.65%

*   Not Annualized

1   Past performance is not indicative of future performance.
    Inception of Small Cap Index Fund is 7/31/00.

     The Institutional Class of the American AAdvantage Small Cap Index Fund returned -4.7% for the six months ended June 30, 2002 in line with its benchmark, the Russell 2000 Index, which also returned -4.7%. The Fund has continued to achieve its objective of closely replicating, before expenses, the return of its benchmark.

     Seven out of ten sectors posted gains for the first half of the year. Financial services (up 14.4%) led the gainers and was followed closely by basic materials (up 14.1%). Despite these gains, the weighting and the extreme negative performance of telecommunications (down 51.7%), technology (down 32.8%), and health care (down 25.1%) prevented the Index from posting positive returns for the six-month fiscal period. Dillard's (up 64.9%), Petsmart (up 62.1%), and Dreyers Grand Ice Cream (up 78.6%) were the top performing stocks in the six-month period in terms of their contribution to the Index return. Detracting from performance were Airgate (down 97.8%), Globespan Verata (down 70.1%), and Liberate Technologies (down 70.1%).

     Further stock market volatility is expected as accounting scandals have affected investors' confidence. Despite the seemingly endless stream of earnings restatements and other reports of questionable corporate behavior, many investors remain hopeful that the slowly emerging economic recovery will eventually drive the stock market higher.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE SMALL CAP INDEX FUND(SM) -- CONTINUED
--------------------------------------------------------------------------------

TOP TEN HOLDINGS

                                               % OF EQUITIES
                                               -------------
Carlisle Co., Inc.                                 0.21%
Crompton Corp.                                     0.20%
AGL Resources, Inc.                                0.20%
Scios, Inc.                                        0.19%
Service Corp. International                        0.19%
Commercial Federal                                 0.19%
Cytec Industries, Inc.                             0.18%
WGL Holdings, Inc.                                 0.18%
Worthington Industries                             0.18%
Healthcare Realty Trust                            0.18%

PORTFOLIO STATISTICS

                                                   FUND
                                                   ----
Price/Earnings Ratio                               39.5
Price/Book Ratio                                    2.0
Wtd. Avg. Mkt. Cap ($ bil)                         6.05

EQUITY SECTOR WEIGHTINGS

                                                       FUND
                                                       -----
Financial Services                                     22.1%
Consumer Discretionary                                 18.4%
Technology                                             13.1%
Health Care                                            11.8%
Materials & Processing                                  9.6%
Producer Durables                                       8.8%
Utilities                                               4.9%
Other Energy                                            4.0%
Autos and Transportation                                3.9%
Consumer Staples                                        2.7%
Other                                                   0.7%
Integrated Oils                                         0.0%

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE INTERNATIONAL EQUITY INDEX FUND(SM)
--------------------------------------------------------------------------------

     The Institutional Class of the International Equity Index Fund returned -9.7% for the twelve months ended June 30, 2002.

                                     ANNUALIZED TOTAL RETURNS
                                  ------------------------------
                                      PERIODS ENDED 6/30/02
                                  ------------------------------
                                                         SINCE
                                  6 MONTHS*   1 YEAR   INCEPTION
                                  ---------   ------   ---------
Institutional Class(1)..........   -0.99%     -9.67%    -15.95%
Lipper Int'l. Index.............    0.51%     -7.32%    -14.23%
EAFE Index(2)...................   -1.26%     -9.34%    -15.59%

*   Not Annualized

1   Past performance is not indicative of future performance.
    Inception of International Equity Index Fund is 7/31/00.

2 Performance is that of the MSCI EAFE Index through 9/30/01, the MSCI Provisional EAFE Index from 10/1/01 through 5/31/02, and the MSCI EAFE Index thereafter.

     The Institutional Class of the American AAdvantage International Equity Index Fund returned -1.0% for the six months ended June 30, 2002, outperforming its benchmark, the MSCI EAFE Index, which returned -1.3%. Therefore, the Fund achieved its objective of closely replicating, before expenses, the return of its benchmark.

     Overall, the worst performing markets within the MSCI EAFE Index were Finland and Sweden, which declined by 31.0% and 16.0%, respectively. On the positive side, Austria, New Zealand, and Norway were the best-performing countries within the MSCI EAFE Index with returns of 21.4%, 17.9% and 9.2%, respectively. The best performing sectors of the Index were basic materials (up 14.3%) and energy (up 12.5%). Telecommunications was the hardest hit during the first half of the year with a return of -28.0%. The technology sector continued its downward slide, falling 22.9%. Novartis (up 23.4%) was the best performing stock in the six-month period in terms of its contribution to the Index return. British Petroleum (up 9.6%) and Total Fina (up 16.2%) were the next two largest positive contributors.

     The recent market decline may represent a turning point for the U.S. dollar. Consequently, with global valuations at a significant discount to those in the U.S., supportive global monetary policy, and currency movements now enhancing returns, the outlook for international investing appears relatively bright.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE INTERNATIONAL EQUITY INDEX FUND(SM) -- CONTINUED
--------------------------------------------------------------------------------

TOP TEN HOLDINGS

                                               % OF EQUITIES
                                               -------------
BP Amoco PLC                                       3.0%
GlaxoSmithKline PLC                                2.1%
Novartis AG                                        2.0%
Royal Dutch Petroleum                              1.9%
Total Fina Elf                                     1.8%
HSBC Holdings                                      1.8%
Vodafone Group                                     1.5%
Nestle SA                                          1.5%
Royal Bank of Scotland Group PLC                   1.2%
AstraZeneca Group PLC                              1.2%

PORTFOLIO STATISTICS

                                                FUND   EAFE
                                                ----   ----
Price/Earnings Ratio                            19.9   19.9
Price/Book Ratio                                2.0     2.0
Wtd. Avg. Mkt. Cap ($ bil)                      6.85   6.00

SECTOR WEIGHTINGS

                                               FUND    EAFE
                                               -----   -----
Financials                                     25.2%   25.2%
Consumer Discretionary                         13.2%   13.1%
Health Care                                    10.1%   10.1%
Energy                                          9.6%    9.6%
Industrials                                     9.5%    9.5%
Consumer Staples                                9.0%    9.0%
Information Technology                          6.4%    6.4%
Materials                                       6.4%    6.4%
Telecommunication Services                      6.0%    5.9%
Utilities                                       4.6%    4.8%

COUNTRY ALLOCATION*

                         [COUNTRY WEIGHTINGS PIE CHART]

                                               FUND    EAFE
                                               -----   -----
United Kingdom                                 26.7%   26.6%
Japan                                          21.9%   21.9%
France                                          9.7%    9.6%
Switzerland                                     7.9%    8.1%
Germany                                         7.2%    7.1%
Netherlands                                     6.0%    6.0%
Australia                                       4.2%    4.2%
Italy                                           3.6%    3.6%
Spain                                           3.0%    3.0%
Sweden                                          1.9%    1.8%
Finland                                         1.7%    1.7%
Hong Kong                                       1.6%    1.6%
Belgium                                         1.0%    1.0%
Singapore                                       0.8%    0.8%
Denmark                                         0.8%    0.8%
Ireland                                         0.7%    0.8%
Norway                                          0.5%    0.5%
Portugal                                        0.3%    0.3%
Greece                                          0.3%    0.4%
New Zealand                                     0.1%    0.1%
Austria                                         0.1%    0.1%

*   Allocations based upon gross investments in Portfolio.

AMERICAN AADVANTAGE INDEX FUNDS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002 (unaudited)
--------------------------------------------------------------------------------
(in thousands, except share and per share amounts)

                                                                S&P 500     SMALL CAP    INTERNATIONAL
                                                                 INDEX        INDEX      EQUITY INDEX
                                                              -----------   ----------   -------------
ASSETS:
    Investment in Portfolio, at value.......................  $   249,626   $   15,833     $  6,163
    Receivable for fund shares sold.........................           71          168          167
    Receivable for expense reimbursement (Note 2)...........           --            1           --
    Other assets............................................           --            1            1
                                                              -----------   ----------     --------
        TOTAL ASSETS........................................      249,697       16,003        6,331
                                                              -----------   ----------     --------

LIABILITIES:
    Payable for fund shares redeemed........................        2,961           --           --
    Administrative service fees payable (Note 2)............           17            1           --
    Other liabilities.......................................           89           --           --
                                                              -----------   ----------     --------
        TOTAL LIABILITIES...................................        3,067            1           --
                                                              -----------   ----------     --------
NET ASSETS..................................................  $   246,630   $   16,002     $  6,331
                                                              ===========   ==========     ========

ANALYSIS OF NET ASSETS:
    Paid-in capital.........................................  $   274,583   $   17,193     $  7,575
    Undistributed net investment income.....................          909           74           53
    Accumulated net realized loss...........................      (24,528)        (335)        (379)
    Unrealized net appreciation (depreciation) of
      investments and futures contracts.....................       (4,334)        (930)        (918)
                                                              -----------   ----------     --------
NET ASSETS..................................................  $   246,630   $   16,002     $  6,331
                                                              ===========   ==========     ========
SHARES OUTSTANDING (NO PAR VALUE):
    Institutional Class.....................................   16,183,645    1,713,012      906,726
                                                              ===========   ==========     ========
    PlanAhead Class.........................................    2,084,511          N/A          N/A
                                                              ===========   ==========     ========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
    Institutional Class.....................................  $     13.52   $     9.34     $   6.98
                                                              ===========   ==========     ========
    PlanAhead Class.........................................  $     13.38          N/A          N/A
                                                              ===========   ==========     ========

                       See notes to financial statements.
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE INDEX FUNDS

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2002 (unaudited)
--------------------------------------------------------------------------------
(in thousands)

                                                              S&P 500    SMALL CAP   INTERNATIONAL
                                                               INDEX       INDEX     EQUITY INDEX
                                                              --------   ---------   -------------
INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
    Income allocated from the State Street Equity 500 Index
      Portfolio.............................................  $  1,955     $  --         $ --
    Income allocated from the Master Small Cap Index
      Series................................................        --        82           --
    Income allocated from the Master International
      (Capitalization Weighted) Index Series................        --        --           56
                                                              --------     -----         ----
        TOTAL INVESTMENT INCOME ALLOCATED FROM PORTFOLIO....     1,955        82           56
                                                              --------     -----         ----
FUND EXPENSES:
    Administrative service fees (Note 2):
        Institutional Class.................................        64         4            1
        PlanAhead Class.....................................        42        --           --
    Transfer agency fees:
        Institutional Class.................................        24         1           --
        PlanAhead Class.....................................         9        --           --
    Professional fees.......................................         3         1           --
    Registration fees.......................................       (34)        1            1
    Service fees - PlanAhead Class (Note 2).................        39        --           --
    Printing................................................        42        --           --
    Other expenses..........................................         7         1            1
                                                              --------     -----         ----
        TOTAL FUND EXPENSES.................................       196         8            3
          Less reimbursement of fund expenses (Note 2)......       (13)       --           --
                                                              --------     -----         ----
        NET FUND EXPENSES...................................       183         8            3
                                                              --------     -----         ----
NET INVESTMENT INCOME.......................................     1,772        74           53
                                                              --------     -----         ----
REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM
  PORTFOLIO:
    Net realized gain (loss) from investment transactions...        (6)     (284)         (31)
    Net realized loss from futures transactions.............      (653)       --           --
    Net change in unrealized appreciation or depreciation of
      investments and futures contracts.....................   (39,588)     (707)         (65)
                                                              --------     -----         ----
        NET LOSS ON INVESTMENTS.............................   (40,247)     (991)         (96)
                                                              --------     -----         ----
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $(38,475)    $(917)        $(43)
                                                              ========     =====         ====

                       See notes to financial statements.
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE INDEX FUNDS
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(in thousands)

                                                S&P 500 INDEX               SMALL CAP INDEX         INTERNATIONAL EQUITY INDEX
                                          --------------------------   --------------------------   --------------------------
                                          SIX MONTHS                   SIX MONTHS                   SIX MONTHS
                                             ENDED       YEAR ENDED       ENDED       YEAR ENDED       ENDED       YEAR ENDED
                                           JUNE 30,     DECEMBER 31,    JUNE 30,     DECEMBER 31,    JUNE 30,     DECEMBER 31,
                                             2002           2001          2002           2001          2002           2001
                                          -----------   ------------   -----------   ------------   -----------   ------------
                                          (UNAUDITED)                  (UNAUDITED)                  (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income................   $  1,772       $  3,309       $    74       $   102        $   53         $   52
   Net realized gain (loss) on
     investments and futures
     transactions.......................       (659)       (13,603)         (284)           73           (31)          (292)
   Change in net unrealized appreciation
     or depreciation of investments and
     futures contracts..................    (39,588)       (24,889)         (707)         (156)          (65)          (627)
                                           --------       --------       -------       -------        ------         ------
       NET INCREASE (DECREASE) IN NET
        ASSETS RESULTING FROM
        OPERATIONS......................    (38,475)       (35,183)         (917)           19           (43)          (867)
                                           --------       --------       -------       -------        ------         ------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
       Institutional Class..............       (796)        (2,958)           --          (101)           --            (47)
       PlanAhead Class..................        (67)          (351)           --            --            --             --
   Tax Return of Capital:
       Institutional Class..............         --             (6)           --           (12)           --            (14)
       Plan Ahead Class.................         --             (1)           --            --            --             --
                                           --------       --------       -------       -------        ------         ------
       TOTAL DISTRIBUTIONS TO
        SHAREHOLDERS....................       (863)        (3,316)           --          (113)           --            (61)
                                           --------       --------       -------       -------        ------         ------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares........     42,452         85,065         7,416        11,033         3,212          2,196
   Reinvestments of dividends and
     distributions......................        853          3,300            --           113            --             61
   Cost of shares redeemed..............    (43,910)       (90,241)       (2,300)       (3,369)         (611)        (1,098)
                                           --------       --------       -------       -------        ------         ------
       NET INCREASE (DECREASE) IN NET
        ASSETS FROM CAPITAL SHARE
        TRANSACTIONS....................       (605)        (1,876)        5,116         7,777         2,601          1,159
                                           --------       --------       -------       -------        ------         ------
NET INCREASE (DECREASE) IN NET ASSETS...    (39,943)       (40,375)        4,199         7,683         2,558            231
                                           --------       --------       -------       -------        ------         ------
NET ASSETS:
   Beginning of period..................    286,573        326,948        11,803         4,120         3,773          3,542
                                           --------       --------       -------       -------        ------         ------
   END OF PERIOD*.......................   $246,630       $286,573       $16,002       $11,803        $6,331         $3,773
                                           ========       ========       =======       =======        ======         ======
   * Includes undistributed net
     investment income (loss) of........   $    909       $     --       $    74       $    --        $   53         $   --
                                           ========       ========       =======       =======        ======         ======

                       See notes to financial statements.
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE INDEX FUNDS

NOTES TO FINANCIAL STATEMENTS
June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American AAdvantage Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no load, open-end management investment company. These financial statements and notes to the financial statements relate to the American AAdvantage S&P 500 Index Fund, the American AAdvantage Small Cap Index Fund and the American AAdvantage International Equity Index Fund (each a "Fund" and collectively, the "Funds"), each a series of the Trust. The S&P 500 Index Fund commenced operations on December 31, 1996, and commenced sale of a second class of shares of the Fund, designated as "PlanAhead Class" shares, on March 2, 1998. The Institutional Classes of the Small Cap Index and the International Equity Index Funds commenced operations on July 31, 2000.

     Each Fund invests all of its investable assets in a corresponding portfolio. The State Street Equity 500 Index Portfolio, Master Small Cap Index Series and the Master International Capitalization Weighted Index Series (each a "Portfolio" and collectively the "Portfolios") are open-ended management investment companies registered under the Act. The value of such investment reflects each Fund's proportionate interest in the net assets of the corresponding Portfolio.

                                                                          % OF PORTFOLIO
                                                                          HELD BY FUND AT
AMERICAN AADVANTAGE:             PORTFOLIOS:                               JUNE 30, 2002
--------------------             -----------                              ---------------
S&P 500 Fund                     State Street Equity 500 Index Portfolio       11.0%
Small Cap Index Fund             Master Small Cap Index Series                  7.5%
International Equity Index Fund  Master International Capitalization
                                   Weighted Index Series                        2.9%

     Prior to March 1, 2000, the S&P 500 Index Fund invested all of its investable assets in the BT Equity 500 Index Portfolio (the "BT Portfolio"). On March 1, 2000, the S&P 500 Index Fund withdrew its interest in the BT Portfolio. The Fund received a distribution of cash and securities from BT Portfolio with a market value equal to the Fund's investment in the BT Portfolio at the close of business on February 29, 2000, which totaled approximately $600,966,000. The S&P 500 Index Fund immediately contributed those securities to the State Street Equity 500 Index Portfolio, which commenced operations on March 1, 2000.

     The State Street Equity 500 Index Portfolio and the BT Portfolio have identical investment objectives and fundamental policies. State Street Bank and Trust Company receives an annualized advisory fee of 0.045% of the Portfolio's average daily net assets. Bankers Trust Company received an annualized advisory fee of 0.075% of the BT Portfolio's average daily net assets.

     The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE INDEX FUNDS

June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

The following is a summary of the significant accounting policies followed by the Funds.

  Valuation of Investments

     Valuation of securities by each Portfolio is discussed in the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

  Investment Income

     Each Fund records its share of net investment income and realized and unrealized gains and losses from the security transactions of its corresponding Portfolio each day. All net investment income and realized and unrealized gains (losses) of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

  Dividends

     Dividends from net investment income of the Small Cap Index and International Equity Index Funds normally will be declared and paid annually. Dividends for the S&P 500 Index Fund normally will be declared and paid quarterly. Distributions of net realized capital gains earned by the Funds, if any, will be paid annually. Dividends are determined in accordance with income tax principles which may treat certain transactions differently than generally accepted accounting principles.

  Federal Income and Excise Taxes

     It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required. The S&P 500 Index Fund has a capital loss carryforward of $11,031,673 which expires in years 2005-2009. The Small Cap Index Fund has a capital loss carryforward of $63,345 which expires in 2008, and the International Equity Index Fund has a capital loss carryforward of $388,080 which expires in 2009.

  Deferred Organization Expenses

     Expenses incurred by the S&P 500 Index Fund in connection with its organization are being amortized on a straight-line basis over a five-year period.

  Expenses

     Expenses directly attributable to each Fund are charged to that Fund's operations. Expenses incurred by the Trust with respect to any two of more of the Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Each share of each Fund bears equally those expenses that are allocated to the Fund as a whole.

  Valuation of Shares

     The price per share is calculated on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. Net asset value per share is computed by dividing the value of each Fund's total assets (which includes the value of the Fund's investment in its Portfolio), less liabilities, by the number of Fund shares outstanding.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE INDEX FUNDS

June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

  Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

2.   FEES AND TRANSACTIONS WITH AFFILIATES

  Administrative Services Agreement

     The Manager and the Trust entered into an Administrative Services Agreement that obligates the Manager to provide or oversee administrative and management services to the Fund. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.05% of the average daily net assets of the Institutional Class of the S&P 500 Index Fund, International Equity Index Fund, and Small Cap Index Fund and an annualized fee of 0.30% of the average daily net assets of the PlanAhead Class of the S&P 500 Index Fund. The Manager has contractually agreed to reimburse the PlanAhead Class of the S&P 500 Index Fund for other expenses through June 30, 2002 to the extent that total annual fund operating expenses exceed 0.55% of its average daily net assets.

  Service Agreement

     The Manager and the trust entered into a Service Agreement which obligates the Manager to oversee additional shareholder servicing of the PlanAhead Class of the S&P 500 Index Fund. As compensation for performing the duties required under the Service Agreement, the Manager receives 0.25% based on the daily net assets of the PlanAhead Class of the S&P 500 Index Fund.

  Other

     Certain officers or trustees of the Trust are also officers of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated Trustees and their spouses are provided unlimited air transportation on American. However, the Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. For the year ended December 31, 2001, the cost of air transportation for the Trustees was not material to any of the Funds. One Trustee, as a retiree of American, already receives flight benefits. This Trustee receives an annual retainer of $45,000 plus $1,250 for each Board meeting attended.

     At June 30, 2002, AMR Corporation and subsidiary companies and Employee Benefit Trusts thereof owned 86.3% of the Institutional Class of the S&P 500 Index Fund and 100% of the Institutional Class of both the Small Cap Index and International Equity Index Funds.

  Reimbursement of Expenses

     For the period ended June 30, 2002, the Manager reimbursed expenses totaling $13,283 to the S&P 500 Index Fund.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE INDEX FUNDS

June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

3.   CAPITAL SHARE TRANSACTIONS

     The tables below summarize the activity in capital shares of the Funds:

S&P 500 INDEX FUND

                                        FOR THE PERIOD ENDED         FOR THE YEAR ENDED
                                            JUNE 30, 2002             DECEMBER 31, 2001
                                      -------------------------   -------------------------
INSTITUTIONAL CLASS                     SHARES        AMOUNT        SHARES        AMOUNT
-------------------                   ----------   ------------   ----------   ------------
Shares sold.........................   1,880,916   $ 28,429,776    3,229,559   $ 52,054,938
Reinvestment of dividends...........      50,482        787,525      192,250      2,963,621
Shares redeemed.....................  (2,026,208)   (29,940,069)  (5,034,456)   (82,967,952)
                                      ----------   ------------   ----------   ------------
Net decrease in capital shares
  outstanding.......................     (94,810)  $   (722,768)  (1,612,647)  $(27,949,393)
                                      ==========   ============   ==========   ============

                                           FOR THE PERIOD ENDED       FOR THE YEAR ENDED
                                               JUNE 30, 2002           DECEMBER 31, 2001
                                          -----------------------   -----------------------
PLANAHEAD CLASS                            SHARES       AMOUNT       SHARES       AMOUNT
---------------                           --------   ------------   ---------   -----------
Shares sold.............................   924,464   $ 14,022,470   2,236,830   $33,010,414
Reinvestment of dividends...............     4,217         65,233      21,841       336,773
Shares redeemed.........................  (928,665)   (13,969,771)   (460,081)   (7,273,081)
                                          --------   ------------   ---------   -----------
Net increase in capital shares
  outstanding...........................        16   $    117,932   1,798,590   $26,074,106
                                          ========   ============   =========   ===========

SMALL CAP INDEX FUND

                                            FOR THE PERIOD ENDED      FOR THE YEAR ENDED
                                               JUNE 30, 2002           DECEMBER 31, 2001
                                           ----------------------   -----------------------
INSTITUTIONAL CLASS                         SHARES      AMOUNT       SHARES       AMOUNT
-------------------                        --------   -----------   ---------   -----------
Shares sold..............................   747,194   $ 7,416,034   1,144,180   $11,033,228
Reinvestment of dividends................         0             0      12,000       112,861
Shares redeemed..........................  (239,825)   (2,299,836)   (375,732)   (3,369,302)
                                           --------   -----------   ---------   -----------
Net increase in capital shares
  outstanding............................   507,369   $ 5,116,198     780,448   $ 7,776,787
                                           ========   ===========   =========   ===========

INTERNATIONAL EQUITY INDEX FUND

                                              FOR THE PERIOD ENDED     FOR THE YEAR ENDED
                                                 JUNE 30, 2002         DECEMBER 31, 2001
                                              --------------------   ----------------------
INSTITUTIONAL CLASS                           SHARES      AMOUNT      SHARES      AMOUNT
-------------------                           -------   ----------   --------   -----------
Shares sold.................................  460,403   $3,212,280    277,583   $ 2,196,052
Reinvestment of dividends...................        0            0      8,848        60,660
Shares redeemed.............................  (87,334)    (611,457)  (137,247)   (1,098,356)
                                              -------   ----------   --------   -----------
Net increase in capital shares
  outstanding...............................  373,069   $2,600,823    149,184   $ 1,158,356
                                              =======   ==========   ========   ===========

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE S&P 500 INDEX FUND

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                   INSTITUTIONAL CLASS
                                          ----------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                      YEAR ENDED DECEMBER 31,
                                           JUNE 30,     --------------------------------------------------------
                                             2002         2001       2000(B)         1999       1998      1997
                                          -----------   --------     --------      --------   --------   -------
                                          (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD....   $  15.62     $  17.99     $  20.05      $  16.78   $  13.16   $ 10.00
                                           --------     --------     --------      --------   --------   -------
INCOME FROM INVESTMENT OPERATIONS:(A)
    Net investment income...............       0.10         0.20         0.23          0.19       0.16      0.14
    Net realized and unrealized gain
      (loss) on investments and futures
      transactions......................      (2.15)       (2.38)       (2.05)         3.27       3.62      3.16
                                           --------     --------     --------      --------   --------   -------
    Total from investment operations....      (2.05)       (2.18)       (1.82)         3.46       3.78      3.30
                                           --------     --------     --------      --------   --------   -------
LESS DISTRIBUTIONS:
    Dividends from net investment
      income............................      (0.05)       (0.19)(C)    (0.24)(C)     (0.19)     (0.16)    (0.14)
                                           --------     --------     --------      --------   --------   -------
    Total distributions.................      (0.05)       (0.19)       (0.24)        (0.19)     (0.16)    (0.14)
                                           --------     --------     --------      --------   --------   -------
NET ASSET VALUE, END OF PERIOD..........   $  13.52     $  15.62     $  17.99      $  20.05   $  16.78   $ 13.16
                                           ========     ========     ========      ========   ========   =======
TOTAL RETURN............................    (13.18%)(D)  (12.12%)      (9.15%)       20.70%     28.87%    33.09%
RATIOS AND SUPPLEMENTAL DATA:
    Net assets, end of period (in
      thousands)........................   $218,730     $254,289     $321,805      $568,645   $100,870   $ 7,862
    Ratios to average net assets
      (annualized):(A)
         Net investment income..........      1.33%        1.22%        1.09%         1.28%      1.41%     1.61%
         Expenses.......................      0.13%        0.15%        0.16%         0.17%      0.20%     0.20%
         Decrease reflected in above
           expense ratio due to
           absorption of expenses by
           State Street Bank, BT Alex
           Brown, and AMR Investment
           Services, Inc. ..............      0.00%        0.00%        0.00%         0.00%      0.06%     0.43%

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the BT Equity 500 Portfolio prior to March 1, 2000, and the State Street Bank Equity 500 Portfolio thereafter.

(B) On March 1, 2000, the Fund invested all of its investable assets in the State Street Bank Equity 500 Portfolio. Prior to March 1, 2000, the Fund invested all of its investable assets in the BT Equity 500 Portfolio.

(C) Includes a tax return of capital distribution which amounts to less than $0.01 per share.

(D) Not annualized.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE S&P 500 INDEX FUND

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                PLANAHEAD CLASS
                                         -------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED          YEAR ENDED DECEMBER 31,        MARCH 2, TO
                                          JUNE 30,     --------------------------------   DECEMBER 31,
                                            2002         2001       2000(B)      1999         1998
                                         -----------   --------     -------     -------   ------------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD...   $  15.49     $  17.99     $ 20.12     $ 16.83     $ 14.27
                                          --------     --------     -------     -------     -------
INCOME FROM INVESTMENT OPERATIONS:(A)
    Net investment income..............       0.07         0.14        0.13        0.15        0.08
    Net realized and unrealized gain
      (loss) on investments and futures
      transactions.....................      (2.15)       (2.39)      (2.00)       3.25        2.56
                                          --------     --------     -------     -------     -------
Total from investment operations.......      (2.08)       (2.25)      (1.87)       3.40        2.64
                                          --------     --------     -------     -------     -------
LESS DISTRIBUTIONS:
    Dividends from net investment
      income...........................      (0.03)       (0.25)(C)   (0.26)(C)   (0.11)      (0.08)
                                          --------     --------     -------     -------     -------
    Total distributions................      (0.03)       (0.25)      (0.26)      (0.11)      (0.08)
                                          --------     --------     -------     -------     -------
NET ASSET VALUE, END OF PERIOD.........   $  13.38     $  15.49     $ 17.99     $ 20.12     $ 16.83
                                          ========     ========     =======     =======     =======
TOTAL RETURN...........................    (13.38%)(D)  (12.48%)     (9.38%)     20.24%      18.58%(D)
RATIOS AND SUPPLEMENTAL DATA:
    Net assets, end of period (in
      thousands).......................   $ 27,900     $ 32,284     $ 5,143     $ 6,173     $ 1,963
    Ratios to average net assets
      (annualized):(A)
         Net investment income.........      0.90%        0.89%       0.66%       0.91%       1.04%
         Expenses......................      0.55%        0.56%       0.54%       0.55%       0.55%
         Decrease reflected in above
           expense ratio due to
           absorption of expenses by
           State Street Bank, BT Alex
           Brown and AMR Investment
           Services, Inc...............      0.08%        0.05%       0.16%       0.17%       0.24%

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the BT Equity 500 Portfolio prior to March 1, 2000, and the State Street Bank Equity 500 Portfolio thereafter.

(B) On March 1, 2000, the Fund invested all of its investable assets in the State Street Bank Equity 500 Portfolio. Prior to March 1, 2000, the Fund invested all of its investable assets in the BT Equity 500 Portfolio.

(C) Includes a tax return of capital distribution which amounted to less than $0.01 per share.

(D) Not annualized.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE SMALL CAP INDEX FUND

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                       INSTITUTIONAL CLASS
                                                            -----------------------------------------
                                                            SIX MONTHS
                                                               ENDED       YEAR ENDED     JULY 31 TO
                                                             JUNE 30,     DECEMBER 31,   DECEMBER 31,
                                                               2002           2001           2000
                                                            -----------   ------------   ------------
                                                            (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD......................    $  9.79       $  9.69        $ 10.00
                                                              -------       -------        -------
INCOME FROM INVESTMENT OPERATIONS:(A)
    Net investment income.................................       0.04          0.09           0.05
    Net realized and unrealized gain (loss) on
      investments.........................................      (0.49)         0.11          (0.31)
                                                              -------       -------        -------
Total from investment operations..........................      (0.45)         0.20          (0.26)
                                                              -------       -------        -------
LESS DISTRIBUTIONS:
    Dividends from net investment income..................         --         (0.09)         (0.05)
    Tax return of capital.................................         --         (0.01)            --
                                                              -------       -------        -------
    Total distributions...................................         --         (0.10)         (0.05)
                                                              -------       -------        -------
NET ASSET VALUE, END OF PERIOD............................    $  9.34       $  9.79        $  9.69
                                                              =======       =======        =======
TOTAL RETURN..............................................     (4.70%)(B)     2.07%         (2.59%)(B)
RATIOS AND SUPPLEMENTAL DATA:
    Net assets, end of period (in thousands)..............    $16,002       $11,803        $ 4,120
    Ratios to average net assets (annualized):(A)
         Net investment income............................      0.99%         1.36%          1.61%
         Expenses.........................................      0.19%         0.19%          0.50%
         Decrease reflected in above expense ratio due to
           absorption of expenses by AMR Investment
           Services, Inc..................................      0.00%         0.00%          0.46%

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Master Small Cap Index Series.

(B) Not annualized.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE INTERNATIONAL EQUITY INDEX FUND

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                       INSTITUTIONAL CLASS
                                                            -----------------------------------------
                                                            SIX MONTHS
                                                               ENDED       YEAR ENDED     JULY 31 TO
                                                             JUNE 30,     DECEMBER 31,   DECEMBER 31,
                                                               2002           2001           2000
                                                            -----------   ------------   ------------
                                                            (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD......................    $  7.07       $   9.21       $ 10.00
                                                              -------       --------       -------
INCOME FROM INVESTMENT OPERATIONS:(A)
    Net investment income.................................       0.06           0.10          0.02
    Net realized and unrealized gain (loss) on
      investments.........................................      (0.15)         (2.12)        (0.72)
                                                              -------       --------       -------
Total from investment operations..........................      (0.09)         (2.02)        (0.70)
                                                              -------       --------       -------
LESS DISTRIBUTIONS:
    Dividends from net investment income..................         --          (0.09)        (0.03)
    Distributions from net realized gain on investments...         --             --         (0.05)
    Tax return of capital.................................         --          (0.03)        (0.01)
                                                              -------       --------       -------
    Total distributions...................................         --          (0.12)        (0.09)
                                                              -------       --------       -------
NET ASSET VALUE, END OF PERIOD............................    $  6.98       $   7.07       $  9.21
                                                              =======       ========       =======
TOTAL RETURN..............................................     (0.99%)(B)    (22.14%)       (7.03%)(B)
RATIOS AND SUPPLEMENTAL DATA:
    Net Assets, end of period (in thousands)..............    $ 6,331       $  3,773       $ 3,542
    Ratios to average net assets (annualized):(A)
         Net investment income............................      2.58%          1.49%         0.63%
         Expenses.........................................      0.22%          0.29%         0.60%
         Decrease reflected in above expense ratio due to
           absorption of expenses by AMR Investment
           Services, Inc..................................      0.00%          0.00%         1.52%

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Master International (Capitalization Weighted) Index Series.

(B) Not annualized.

--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS
June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
COMMON STOCKS - 98.3%
AEROSPACE - 1.7%
Boeing Co......................    202,446   $    9,110
General Dynamics Corp..........     48,973        5,208
Lockheed Martin Corp...........    109,052        7,579
Northrop Grumman Corp..........     27,024        3,378
Raytheon Co....................     94,577        3,854
Rockwell Collins, Inc..........     42,687        1,171
United Technologies Corp.......    114,101        7,747
                                             ----------
                                                 38,047
                                             ----------

BASIC INDUSTRIES - 4.1%
3M Co..........................     94,244       11,592
Air Products & Chemicals,
  Inc..........................     55,085        2,780
Alcan, Inc.....................     77,034        2,890
Alcoa, Inc.....................    204,327        6,774
Allegheny Technologies, Inc....     18,354          290
American Standard Cos., Inc.
  (a)..........................     17,400        1,307
Barrick Gold Corp..............    127,809        2,427
Bemis Co., Inc.................     12,353          587
Boise Cascade Corp.............     12,866          444
Dow Chemical Co................    220,653        7,586
Du Pont (E.I.) de Nemours &
  Co...........................    240,329       10,671
Eastman Chemical Co............     18,007          845
Engelhard Corp.................     30,524          864
Freeport-McMoRan Copper & Gold,
  Inc. Class B (a).............     33,571          599
Goodrich Co....................     24,067          658
Great Lakes Chemical Corp......     11,227          297
Hercules, Inc. (a).............     25,142          292
Illinois Tool Works, Inc.......     73,854        5,044
Inco, Ltd. (a).................     42,487          962
International Paper Co.........    118,202        5,151
Kimberly-Clark Corp............    125,488        7,780
Marathon Oil Corp..............     75,419        2,045
MeadWestvaco Corp..............     47,359        1,589
Newmont Mining Corp............     94,685        2,493
Nucor Corp.....................     18,132        1,179
Phelps Dodge Corp..............     21,428          883
Placer Dome, Inc...............     76,475          857
Plum Creek Timber Co., Inc.....     43,500        1,336
PPG Industries, Inc............     40,795        2,525
Praxair, Inc...................     39,225        2,235
Rohm & Haas Co.................     53,913        2,183
Sealed Air Corp. (a)...........     19,518          786
Sigma Aldrich Corp.............     17,660          886
Temple-Inland, Inc.............     13,737          795
United States Steel Corp.......     20,730          412
Waters Corp. (a)...............     30,900          825
Worthington Industries, Inc....     19,912          360
                                             ----------
                                                 91,229
                                             ----------

CAPITAL GOODS - 5.0%
Allied Waste Industries, Inc.
  (a)..........................     45,968          441
Ball Corp......................     12,876          534
Boston Scientific Corp. (a)....     97,121        2,848
Caterpillar, Inc...............     84,299        4,126

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Crane Co.......................     13,947   $      354
Cummins, Inc...................      9,490          314
Deere & Co.....................     56,806        2,721
Dover Corp.....................     49,823        1,744
Emerson Electric Co............    101,738        5,444
General Electric Co............  2,398,557       69,678
Grainger W.W., Inc.............     22,050        1,105
HCA, Inc.......................    124,537        5,916
Ingersoll-Rand Co. Class A.....     40,033        1,828
ITT Industries, Inc............     22,183        1,566
Johnson Controls, Inc..........     20,843        1,701
Millipore Corp.................     10,882          348
Pall Corp......................     28,158          584
Parker-Hannifin Corp...........     27,942        1,335
TRW, Inc.......................     30,192        1,720
Tyco International, Ltd........    487,240        6,583
                                             ----------
                                                110,890
                                             ----------

CONSUMER BASICS - 21.4%
Abbott Laboratories............    376,670       14,182
Aetna, Inc.....................     34,148        1,638
Albertson's, Inc...............     98,243        2,992
Allergan, Inc..................     31,793        2,122
AmerisourceBergen Corp.........     25,477        1,936
Amgen, Inc. (a)................    251,368       10,527
Archer-Daniels-Midland Co......    160,429        2,052
Bard (C.R.), Inc...............     11,859          671
Bausch & Lomb, Inc.............     12,386          419
Baxter International, Inc......    144,305        6,414
Becton, Dickinson & Co.........     62,945        2,168
Biogen, Inc. (a)...............     34,940        1,448
Biomet, Inc....................     65,694        1,781
Black & Decker Corp............     18,888          910
Bristol-Myers Squibb Co........    467,791       12,022
Campbell Soup Co...............     98,053        2,712
Cardinal Health, Inc...........    109,839        6,745
Chiron Corp. (a)...............     45,958        1,624
Clorox Co......................     56,546        2,338
Coca-Cola Co...................    599,456       33,570
Coca-Cola Enterprises, Inc.....    107,492        2,373
Colgate-Palmolive Co...........    132,406        6,627
ConAgra Foods, Inc.............    128,827        3,562
Corning, Inc...................    225,187          799
Costco Wholesale Corp. (a).....    111,099        4,289
CVS Corp.......................     95,571        2,924
Forest Laboratories, Inc.
  (a)..........................     44,040        3,118
General Mills, Inc.............     89,840        3,960
Genzyme Corp. (a)..............     52,800        1,016
Gillette Co....................    255,063        8,639
H.J. Heinz Co..................     84,607        3,477
Health Management Associates,
  Inc. Class A (a).............     57,700        1,163
HEALTHSOUTH Corp. (a)..........     94,809        1,213
Hershey Foods Corp.............     33,595        2,100
Humana, Inc. (a)...............     39,643          620
Immunex Corp. (a)..............    131,600        2,939
Johnson & Johnson..............    726,744       37,980
Kellogg Co.....................     97,458        3,495
King Pharmaceuticals, Inc.
  (a)..........................     58,991        1,313

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Kroger Co. (a).................    192,619   $    3,833
Lilly (Eli) & Co...............    271,361       15,305
Manor Care, Inc. (a)...........     24,034          553
McKesson Corp..................     68,847        2,251
MedImmune, Inc. (a)............     60,040        1,584
Medtronic, Inc.................    293,008       12,555
Merck & Co., Inc...............    548,039       27,753
Pactiv Corp. (a)...............     37,059          882
Pepsi Bottling Group, Inc......     68,948        2,124
PepsiCo, Inc...................    427,733       20,617
Pfizer, Inc....................  1,507,179       52,751
Pharmacia & Upjohn, Inc........    312,890       11,718
Philip Morris Cos., Inc........    517,575       22,608
Procter & Gamble Co............    314,396       28,076
Safeway, Inc. (a)..............    116,944        3,414
Sara Lee Corp..................    193,065        3,985
Schering-Plough Corp...........    357,381        8,792
Snap-On, Inc...................     13,386          397
St. Jude Medical, Inc. (a).....     21,331        1,575
Stanley Works..................     19,925          817
Stryker Corp...................     47,313        2,532
SYSCO Corp.....................    163,221        4,443
Tenet Healthcare Corp. (a).....     79,749        5,706
Tupperware Corp................     13,477          280
Unilever NV ADR................    137,938        8,938
UnitedHealth Group, Inc........     74,490        6,820
UST Corp.......................     42,052        1,430
Watson Pharmaceuticals, Inc.
  (a)..........................     24,646          623
Wellpoint Health Networks, Inc.
  (a)..........................     34,432        2,679
Winn-Dixie Stores, Inc.........     32,769          511
Wrigley Wm., Jr. Co............     54,272        3,004
Wyeth..........................    321,285       16,450
Zimmer Holdings, Inc. (a)......     47,952        1,710
                                             ----------
                                                476,594
                                             ----------

CONSUMER DURABLES - 1.8%
AutoZone, Inc. (a).............     26,340        2,036
Avery Dennison Corp............     27,493        1,725
Best Buy Co. (a)...............     78,060        2,834
Cooper Tire & Rubber Co........     16,974          349
Dana Corp......................     34,553          640
Danaher Corp...................     36,819        2,443
Delphi Corp....................    137,265        1,812
Eaton Corp.....................     16,558        1,205
Ford Motor Co..................    437,571        7,001
General Motors Corp............    135,731        7,255
Genuine Parts Co...............     41,326        1,441
Goodyear Tire & Rubber Co......     38,927          728
Harley-Davidson, Inc...........     73,202        3,753
Leggett & Platt, Inc...........     49,457        1,157
Maytag Corp....................     17,739          757
PACCAR, Inc....................     28,953        1,285
Pitney Bowes, Inc..............     59,282        2,355
Visteon Corp...................     30,515          433
Whirlpool Corp.................     15,657        1,023
                                             ----------
                                                 40,232
                                             ----------

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------

CONSUMER NON-DURABLES - 8.1%
Adolph Coors Co. Class B.......      8,737   $      544
Alberto Culver Co. Class B.....     13,182          630
Anheuser-Busch Cos., Inc.......    212,033       10,602
Avon Products, Inc.............     57,217        2,989
Bed Bath & Beyond, Inc. (a)....     70,390        2,657
Big Lots, Inc. (a).............     26,418          520
Brown-Forman Corp. Class B.....     15,955        1,101
Brunswick Corp.................     20,087          562
Circuit City Stores-Circuit
  City Group...................     48,567          911
Dillard's, Inc. Class A........     19,867          522
Dollar General Corp............     84,496        1,608
Eastman Kodak Co...............     70,733        2,063
Family Dollar Stores, Inc......     41,146        1,450
Federated Department Stores,
  Inc. (a).....................     48,702        1,934
Fortune Brands, Inc............     35,651        1,997
Gap, Inc.......................    209,055        2,969
Hasbro, Inc....................     40,201          545
Home Depot, Inc................    568,361       20,876
International Flavors &
  Fragrances, Inc..............     22,316          725
J.C. Penney & Co., Inc.........     62,943        1,386
Jones Apparel Group, Inc.
  (a)..........................     30,300        1,136
Kohl's Corp. (a)...............     80,997        5,676
Limited Brands.................    124,977        2,662
Liz Claiborne, Inc.............     24,374          775
Lowe's Cos., Inc...............    189,177        8,589
Mattel, Inc....................    105,405        2,222
May Department Stores Co.......     69,082        2,275
Newell Rubbermaid, Inc.........     63,658        2,232
NIKE, Inc. Class B.............     64,665        3,469
Nordstrom, Inc.................     31,217          707
Office Depot, Inc. (a).........     75,717        1,272
Radioshack Corp................     43,310        1,302
Reebok International, Ltd.
  (a)..........................     13,536          399
Sears Roebuck & Co.............     76,109        4,133
Staples, Inc. (a)..............    111,746        2,201
Starbucks Corp. (a)............     90,994        2,260
SuperValu, Inc.................     30,630          751
Target Corp....................    220,433        8,399
Tiffany & Co...................     34,087        1,200
TJX Cos., Inc..................    132,238        2,593
Toys "R" Us, Inc. (a)..........     48,952          855
V.F. Corp......................     25,972        1,018
Wal-Mart Stores, Inc...........  1,073,627       59,060
Walgreen Co....................    246,976        9,541
                                             ----------
                                                181,318
                                             ----------

CONSUMER SERVICES - 1.8%
AMR Corp. (a)..................     35,876          605
Apollo Group, Inc. (a).........     41,300        1,628
Carnival Corp..................    141,723        3,924
Convergys Corp. (a)............     41,070          800
Darden Restaurants, Inc........     41,322        1,021
Delta Air Lines, Inc...........     28,749          575
Harrah's Entertainment, Inc.
  (a)..........................     27,275        1,210
Hilton Hotels Corp.............     92,727        1,289

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Marriott International, Inc.
  Class A......................     58,592   $    2,229
McDonald's Corp................    307,764        8,756
Sabre Holdings Corp. Class A
  (a)..........................     34,561        1,237
Southwest Airlines Co..........    188,946        3,053
Starwood Hotels & Resorts
  Worldwide, Inc. Class B......     49,348        1,623
Walt Disney Co.................    492,552        9,309
Wendy's International, Inc.....     26,486        1,055
Yum! Brands, Inc. (a)..........     72,392        2,118
                                             ----------
                                                 40,432
                                             ----------

ELECTRICAL EQUIPMENT - 0.6%
American Power Conversion Corp.
  (a)..........................     44,656          564
CIENA Corp. (a)................    104,231          436
Cooper Industries, Ltd.........     21,808          857
Molex, Inc.....................     47,011        1,576
Power-One, Inc. (a)............     18,092          112
Tektronix, Inc. (a)............     21,817          408
Texas Instruments, Inc.........    418,651        9,922
Thomas & Betts Corp............     13,522          251
                                             ----------
                                                 14,126
                                             ----------

ELECTRONICS - 1.4%
Agilent Technologies, Inc.
  (a)..........................    114,350        2,704
Altera Corp. (a)...............     93,527        1,271
Analog Devices, Inc. (a).......     88,707        2,635
Applied Micro Circuits Corp.
  (a)..........................     70,116          331
Broadcom Corp. (a).............     62,666        1,098
JDS Uniphase Corp. (a).........    338,835          901
KLA Tencor Corp. (a)...........     45,605        2,004
Lexmark International Group,
  Inc. Class A (a).............     31,709        1,725
Linear Technology Corp.........     76,134        2,392
Maxim Integrated Products, Inc.
  (a)..........................     77,940        2,987
Novellus Systems, Inc. (a).....     34,158        1,161
NVIDIA Corp. (a)...............     34,200          588
QLogic Corp. (a)...............     23,710          903
QUALCOMM, Inc. (a).............    185,437        5,096
Sanmina-SCI Corp. (a)..........    124,231          783
Solectron Corp. (a)............    195,246        1,201
Teradyne, Inc. (a).............     44,477        1,045
Vitesse Semiconductor Corp.
  (a)..........................     54,643          169
Xilinx, Inc. (a)...............     82,890        1,859
                                             ----------
                                                 30,853
                                             ----------

ENERGY - 7.8%
Amerada Hess Corp..............     21,445        1,769
Anadarko Petroleum Corp........     60,013        2,959
Apache Corp....................     34,149        1,963
Ashland, Inc...................     16,103          652
Baker Hughes, Inc..............     81,078        2,699
BJ Services Co. (a)............     37,400        1,267
Burlington Resources, Inc......     49,122        1,867
Calpine Corp. (a)..............     94,921          667

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
ChevronTexaco Corp.............    257,681   $   22,805
Conoco, Inc....................    153,763        4,275
Constellation Energy Group,
  Inc..........................     38,171        1,120
Devon Energy Corp..............     38,137        1,879
El Paso Corp...................    139,807        2,881
EOG Resources, Inc.............     27,048        1,074
ExxonMobil Corp................  1,636,889       66,982
Halliburton Co.................    104,642        1,668
Kerr-McGee Corp................     25,114        1,345
Kinder Morgan, Inc.............     29,915        1,137
McDermott International, Inc.
  (a)..........................     14,330          116
Mirant Corp. (a)...............     99,059          723
Nabors Industries, Ltd. (a)....     34,223        1,208
Noble Corp. (a)................     31,274        1,207
Occidental Petroleum Corp......     90,230        2,706
Phillips Petroleum Co..........     92,165        5,427
Progress Energy, Inc...........     52,877        2,750
Rowan Cos., Inc................     22,021          472
Royal Dutch Petroleum Co. ADR..    512,624       28,333
Schlumberger, Ltd..............    140,870        6,551
Sempra Energy..................     50,080        1,108
Sunoco, Inc....................     19,548          697
Transocean, Inc................     77,621        2,418
Unocal Corp....................     59,485        2,197
                                             ----------
                                                174,922
                                             ----------

FINANCE - 20.0%
ACE, Ltd.......................     63,200        1,997
AFLAC, Inc.....................    125,983        4,031
Allstate Corp..................    171,202        6,331
Ambac Financial Group, Inc.....     26,434        1,776
American Express Co............    321,789       11,687
American International Group,
  Inc..........................    630,603       43,026
AmSouth Bancorp................     86,402        1,934
AON Corp.......................     65,127        1,920
Bank of America Corp...........    372,397       26,202
Bank of New York Co., Inc......    176,075        5,942
Bank One Corp..................    284,617       10,952
BB&T Corp......................    115,951        4,476
Bear Stearns Cos., Inc.........     24,123        1,476
Capital One Financial Corp.....     51,921        3,170
Charter One Financial, Inc.....     55,046        1,892
Chubb Corp.....................     41,188        2,916
CIGNA Corp.....................     34,035        3,316
Cincinnati Financial Corp......     38,500        1,791
Citigroup, Inc.................  1,242,265       48,138
Comerica, Inc..................     42,521        2,611
Concord EFS, Inc. (a)..........    122,886        3,703
Conseco, Inc. (a)..............     78,732          157
Countrywide Credit Industries,
  Inc..........................     30,197        1,457
Equifax, Inc...................     37,330        1,008
Equity Office Properties
  Trust........................    101,200        3,046
Equity Residential.............     64,600        1,857
Fannie Mae.....................    240,719       17,753

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Federal Home Loan Mortgage
  Corp.........................    167,755   $   10,267
Fifth Third Bancorp............    142,360        9,487
First Tennessee National
  Corp.........................     30,500        1,168
Fiserv, Inc. (a)...............     45,746        1,679
FleetBoston Financial Corp.....    254,931        8,247
Franklin Resources, Inc........     64,323        2,743
Golden West Financial Corp.....     38,075        2,619
Hartford Financial Services
  Group, Inc...................     59,200        3,521
Household International,
  Inc..........................    110,602        5,497
Huntington Bancshares, Inc.....     58,483        1,135
J.P. Morgan Chase & Co.........    481,681       16,339
Jefferson-Pilot Corp...........     35,571        1,672
John Hancock Financial
  Services, Inc................     72,300        2,545
KeyCorp........................    102,715        2,804
Lehman Brothers Holdings,
  Inc..........................     59,045        3,691
Lincoln National Corp..........     45,839        1,925
Loews Corp.....................     46,432        2,460
Marsh & McLennan Cos., Inc.....     66,346        6,409
Marshall & Ilsley Corp.........     53,600        1,658
MBIA, Inc......................     35,429        2,003
MBNA Corp......................    205,583        6,799
Mellon Financial Corp..........    106,779        3,356
Merrill Lynch & Co., Inc.......    208,689        8,452
MetLife, Inc...................    170,684        4,916
MGIC Investment Corp...........     25,545        1,732
Moody's Corp...................     36,820        1,832
Morgan Stanley.................    265,905       11,455
National City Corp.............    149,053        4,956
Northern Trust Corp............     53,377        2,351
Paychex, Inc...................     90,640        2,835
PNC Financial Services Group,
  Inc..........................     69,856        3,652
Progressive Corp...............     53,382        3,088
Providian Financial Corp.......     66,619          392
Regions Financial Corp.........     54,190        1,905
SAFECO Corp....................     29,898          922
Schwab (Charles) Corp..........    329,552        3,691
Simon Property Group, Inc......     42,100        1,551
SLM Corp.......................     37,915        3,674
SouthTrust Corp................     83,110        2,171
St. Paul Cos., Inc.............     50,529        1,967
State Street Corp..............     78,526        3,510
Stilwell Financial, Inc........     52,759          960
SunTrust Banks, Inc............     69,050        4,676
Synovus Financial Corp.........     69,460        1,911
T. Rowe Price Group, Inc.......     31,516        1,036
Torchmark Corp.................     29,351        1,121
U.S. Bancorp...................    461,375       10,773
Union Planters Corp............     51,150        1,656
UnumProvident Corp.............     57,812        1,471
Wachovia Corp..................    331,838       12,670
Washington Mutual, Inc.........    235,175        8,727
Wells Fargo Co.................    413,881       20,719

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
XL Capital, Ltd. Class A.......     32,050   $    2,715
Zions Bancorp..................     21,461        1,118
                                             ----------
                                                447,194
                                             ----------

GENERAL BUSINESS - 2.9%
American Greetings Corp. Class
  A............................     14,874          248
Automatic Data Processing,
  Inc..........................    149,674        6,518
Cendant Corp. (a)..............    252,321        4,007
Cintas Corp....................     40,428        1,998
Clear Channel Communications,
  Inc. (a).....................    146,222        4,682
Comcast Corp. Special Class
  A(a).........................    228,515        5,446
Computer Sciences Corp. (a)....     41,297        1,974
Deluxe Corp....................     16,507          642
Dow Jones & Co., Inc...........     20,109          974
Ecolab, Inc....................     32,286        1,493
First Data Corp................    186,630        6,943
Fluor Corp.....................     18,495          720
Gannett Co., Inc...............     64,291        4,880
H&R Block, Inc.................     43,838        2,023
IMS Health, Inc................     69,656        1,250
Interpublic Group Cos., Inc....     90,554        2,242
KB HOME........................     12,957          667
Knight-Ridder, Inc.............     20,029        1,261
McGraw-Hill, Inc...............     47,186        2,817
Meredith Corp..................     11,604          445
New York Times Co. Class A.....     37,214        1,917
Omnicom Group, Inc.............     45,682        2,092
Quintiles Transnational Corp.
  (a)..........................     27,194          339
R.R. Donnelley & Sons Co.......     27,342          753
Robert Half International, Inc.
  (a)..........................     44,608        1,039
TMP Worldwide, Inc. (a)........     27,323          587
Tribune Co.....................     72,021        3,133
Waste Management, Inc..........    149,547        3,896
                                             ----------
                                                 64,986
                                             ----------

SHELTER - 0.5%
Centex Corp....................     14,477          837
Georgia-Pacific Group..........     55,485        1,364
Louisiana Pacific Corp.........     24,245          257
Masco Corp.....................    117,074        3,174
Pulte Homes, Inc...............     13,701          787
Sherwin-Williams Co............     36,292        1,086
Vulcan Materials Co............     23,691        1,038
Weyerhaeuser Co................     52,709        3,365
                                             ----------
                                                 11,908
                                             ----------

TECHNOLOGY - 11.7%
Adobe Systems, Inc.............     58,886        1,678
Advanced Micro Devices, Inc.
  (a)..........................     80,270          780
Apple Computer, Inc. (a).......     85,419        1,513
Applera Corp. - Applied
  Biosystems Group.............     49,340          962
Applied Materials, Inc. (a)....    395,374        7,575

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Autodesk, Inc..................     25,262   $      335
BMC Software, Inc. (a).........     56,854          944
Cisco Systems, Inc. (a)........  1,771,271       24,692
Citrix Systems, Inc. (a).......     43,154          259
Computer Associates
  International, Inc...........    142,959        2,272
Compuware Corp. (a)............     88,690          538
Dell Computer Corp. (a)........    626,506       16,408
Electronic Data Systems
  Corp.........................    115,571        4,293
EMC Corp.......................    536,282        4,049
Gateway, Inc. (a)..............     75,376          335
Guidant Corp. (a)..............     73,683        2,227
Hewlett-Packard Co.............    728,716       11,135
Honeywell International,
  Inc..........................    198,832        7,005
Intel Corp.....................  1,617,570       29,553
International Business Machines
  Corp.........................    414,205       29,823
International Game Technology
  (a)..........................     21,623        1,226
Intuit, Inc. (a)...............     50,970        2,534
Jabil Circuit, Inc. (a)........     48,799        1,030
LSI Logic Corp. (a)............     87,440          765
Mercury Interactive Corp.
  (a)..........................     19,237          441
Micron Technology, Inc. (a)....    146,159        2,955
Microsoft Corp. (a)............  1,307,056       71,496
National Semiconductor Corp.
  (a)..........................     42,018        1,226
NCR Corp. (a)..................     22,549          780
Network Appliance, Inc. (a)....     81,108        1,007
Novell, Inc. (a)...............     84,015          269
Oracle Corp. (a)...............  1,325,409       12,552
Palm, Inc. (a).................    132,386          233
Parametric Technology Corp.
  (a)..........................     61,637          211
PeopleSoft, Inc. (a)...........     74,923        1,114
PerkinElmer, Inc...............     30,591          338
PMC-Sierra, Inc. (a)...........     38,422          356
Rational Software Corp. (a)....     45,500          374
Rockwell Automation, Inc.......     42,687          853
Scientific-Atlanta, Inc........     38,021          625
Siebel Systems, Inc. (a).......    112,632        1,600
Sun Microsystems, Inc. (a).....    785,269        3,926
Symbol Technologies, Inc.......     52,800          449
Tellabs, Inc. (a)..............     95,385          590
Textron, Inc...................     33,731        1,582
Thermo Electron Corp...........     42,289          698
Unisys Corp. (a)...............     83,014          747
VERITAS Software Corp. (a).....     98,159        1,943
Xerox Corp.....................    175,939        1,226
Yahoo!, Inc. (a)...............    138,124        2,037
                                             ----------
                                                261,559
                                             ----------

TELECOMMUNICATIONS - 5.9%
ADC Telecommunications, Inc.
  (a)..........................    182,359          416
Andrew Corp. (a)...............     18,974          283
AOL Time Warner, Inc. (a)......  1,073,556       15,792
AT&T Corp......................    918,966        9,833
AT&T Wireless Services, Inc.
  (a)..........................    653,828        3,825

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Avaya, Inc. (a)................     83,315   $      412
BellSouth Corp.................    452,393       14,250
CenturyTel, Inc................     32,835          969
Citizens Communications Co.
  (a)..........................     66,542          556
Comverse Technology, Inc. (a)..     43,340          401
Lucent Technologies, Inc.......    822,109        1,365
Motorola, Inc..................    543,891        7,843
Nextel Communications, Inc.
  Class A(a)...................    186,639          597
Nortel Networks Corp...........    928,317        1,346
Qwest Communications
  International, Inc...........    408,435        1,144
SBC Communications, Inc........    808,079       24,646
Univision Communications, Inc.
  Class A (a)..................     55,410        1,740
Verizon Communications, Inc....    658,297       26,431
Viacom, Inc. Class B (a).......    427,641       18,974
                                             ----------
                                                130,823
                                             ----------

TRANSPORTATION - 0.7%
Burlington Northern Santa Fe
  Corp.........................     95,081        2,852
CSX Corp.......................     50,899        1,784
FedEx Corp.....................     71,993        3,844
Navistar International Corp....     13,804          442
Norfolk Southern Corp..........     91,854        2,148
Ryder Systems, Inc.............     13,165          357
Union Pacific Corp.............     60,015        3,798
                                             ----------
                                                 15,225
                                             ----------

UTILITIES - 2.9%
AES Corp. (a)..................    129,842          704
Allegheny Energy, Inc..........     29,155          751
Alltel Corp....................     75,156        3,532
Ameren Corp....................     32,757        1,409
American Electric Power Co.,
  Inc..........................     82,019        3,282
Cinergy Corp...................     41,749        1,503
CMS Energy Corp................     30,738          338
Consolidated Edison, Inc.......     51,867        2,165
Dominion Resources, Inc........     66,885        4,428
DTE Energy Co..................     38,371        1,713
Duke Energy Corp...............    201,979        6,282
Dynegy, Inc. Class A...........     85,408          615
Edison International...........     78,792        1,339
Entergy Corp...................     53,974        2,291
Exelon Corp....................     77,581        4,057
FirstEnergy Corp...............     71,857        2,399
FPL Group, Inc.................     43,508        2,610
KeySpan Corp...................     33,143        1,248
NICOR, Inc.....................     10,544          482
NiSource, Inc..................     48,211        1,052
Peoples Energy Corp............      7,899          288
PG&E Corp......................     92,345        1,652
Pinnacle West Capital Corp.....     19,781          781
PPL Corp.......................     35,441        1,172
Public Service Enterprise
  Group, Inc...................     49,671        2,151

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Reliant Energy, Inc............     71,156   $    1,203
Southern Co....................    167,737        4,596
Sprint Corp. (Fon Group).......    218,591        2,319
Sprint Corp. (PCS Group) (a)...    239,045        1,069
TECO Energy, Inc...............     33,300          824
TXU Corp.......................     64,215        3,310
Williams Cos., Inc.............    123,063          737
Xcel Energy, Inc...............     89,895        1,508
                                             ----------
                                                 63,810
                                             ----------
    TOTAL COMMON STOCKS (COST
      $2,282,380,073)..........               2,194,148
                                             ----------
                                    PAR
                                  AMOUNT
                                   (000)
                                 ---------
GOVERNMENT AND AGENCY SECURITIES - 0.2%
U.S. Treasury Bill (b)(c)
  1.68%, due 09/12/02..........  $   3,810        3,797
                                             ----------
    TOTAL GOVERNMENT AND AGENCY
      SECURITIES (COST
      $3,797,021)..............                   3,797
                                             ----------

                                  SHARES
                                   (000)
                                 ---------
SHORT TERM INVESTMENTS - 3.5%
AIM Short Term Investment Prime
  Portfolio....................     31,873       31,873
Money Market Obligations
  Trust........................          4            4
State Street Navigator
  Securities Lending Prime
  Portfolio (d)................     46,074       46,074
                                             ----------
TOTAL SHORT TERM INVESTMENTS
  (COST $77,950,575)......................       77,951
                                             ----------
TOTAL INVESTMENTS - 102.0%
  (COST $2,364,127,669)...................    2,275,896
                                             ----------
OTHER ASSETS AND
  LIABILITIES NET - (2.0)%................      (43,572)
                                             ----------
NET ASSETS - 100%.........................   $2,232,324
                                             ==========

SCHEDULE OF FUTURES CONTRACTS

                                            UNREALIZED
                               NUMBER OF   DEPRECIATION
                               CONTRACTS      (000)
                               ---------   ------------
S&P 500 Financial Futures
  Contracts Expiration date
  09/2002....................     160        $(1,095)
                                             -------
Total unrealized depreciation
  on open futures contracts
  purchased..................                $(1,095)
                                             =======

---------------

(a) Non-income producing security.

(b) Held as collateral in connection with futures contracts purchased by the Portfolio.

(c) Rate represents annualized yield at date of purchase.

(d) Security represents investment made with cash collateral received from securities loaned.

ABBREVIATIONS

ADR - American Depositary Receipt

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002 (unaudited)
--------------------------------------------------------------------------------
(amounts in thousands)

ASSETS:
    Investments at market (identified cost $2,364,128)......  $2,275,896
    Receivables:
        Dividends and interest..............................       2,664
                                                              ----------
        TOTAL ASSETS........................................   2,278,560
                                                              ----------
LIABILITIES:
    Payables:
        Due upon return of securities loaned................      46,075
        Management fees (Note 4)............................          85
        Daily variation margin on futures contracts.........          76
                                                              ----------
        TOTAL LIABILITIES...................................      46,236
                                                              ----------
NET ASSETS..................................................  $2,232,324
                                                              ==========
COMPOSITION OF NET ASSETS:
    Paid-in capital.........................................  $2,321,651
    Net unrealized depreciation on investments and futures
     contracts..............................................     (89,327)
                                                              ----------
NET ASSETS..................................................  $2,232,324
                                                              ==========

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2002 (unaudited)
--------------------------------------------------------------------------------
(amounts in thousands)

INVESTMENT INCOME:
    Dividends (net of foreign taxes withheld of $108).......  $  17,438
    Interest................................................        650
                                                              ---------
        TOTAL INVESTMENT INCOME.............................     18,088
EXPENSES:
    Management fees (Note 4)................................  $     560
                                                              ---------
        TOTAL EXPENSES......................................        560
                                                              ---------
NET INVESTMENT INCOME.......................................     17,528
                                                              ---------
REALIZED AND UNREALIZED LOSS:
    Net realized loss on:
        Investments and foreign currency transactions.......       (266)
        Futures contracts...................................     (5,903)
                                                              ---------
                                                                 (6,169)
    Net change in unrealized depreciation on:
        Investments and foreign currency transactions.......   (351,933)
        Futures contracts...................................     (2,319)
                                                              ---------
                                                               (354,252)
                                                              ---------
Net realized and unrealized loss............................   (360,421)
                                                              ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $(342,893)
                                                              =========

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE PERIOD   FOR THE YEAR
                                                        ENDED           ENDED
                                                       JUNE 30,      DECEMBER 31,
                                                         2002            2001
                                                    --------------   ------------
                                                     (UNAUDITED)
                                                       (AMOUNTS IN THOUSANDS)
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
    Net investment income.........................    $   17,528      $   37,168
    Net realized loss.............................        (6,169)       (147,731)
    Net change in unrealized depreciation.........      (354,252)       (262,328)
                                                      ----------      ----------
        NET DECREASE IN NET ASSETS RESULTING FROM
          OPERATIONS..............................      (342,893)       (368,891)
                                                      ----------      ----------
CAPITAL TRANSACTIONS:
    Proceeds from contributions...................       314,536         720,722
    Fair value of withdrawals.....................      (431,617)       (616,804)
                                                      ----------      ----------
        NET INCREASE (DECREASE) IN NET ASSETS FROM
          CAPITAL TRANSACTIONS....................      (117,081)        103,918
                                                      ----------      ----------
TOTAL NET DECREASE IN NET ASSETS..................      (459,974)       (264,973)
NET ASSETS:
    Beginning of period...........................     2,692,298       2,957,721
                                                      ----------      ----------
    END OF PERIOD.................................    $2,232,324      $2,692,298
                                                      ==========      ==========

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

1.   ORGANIZATION

     The State Street Master Funds (the "Trust") is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises seven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street MSCI(R) EAFE(R) Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the "Portfolio"). At June 30, 2002, only State Street MSCI(R) EAFE(R) Index Portfolio and the State Street Equity 500 Index Portfolio had commenced operations. The Declaration of the Trust permits the Board of Trustees to issue an unlimited number of shares of beneficial interest.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

  Security valuation

     The Portfolio's investments are valued each business day by independent pricing services. Equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. Investments in other mutual funds are valued at the net asset value per share. Over-the-counter equities, fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price.

     Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security.

     The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

  Securities transactions and investment income

     Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

     All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner's average net assets.

--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

  Federal income taxes

     The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

  Futures

     The Portfolio may enter into financial futures contracts. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio is required to segregate securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

     The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

  Securities Lending

     The Trust, on behalf of the Portfolio, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Portfolio may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are secured at all times by cash, U.S. Government securities or irrevocable lines of credit in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities), plus accrued interest and dividends, determined on a daily basis. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated as follows: 75% to the Portfolio and 25% to State Street.

     The primary risk associated with securities lending is that if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At June 30, 2002, the value of the securities loaned amounted to $43,228,353. The loans were collateralized with cash of $46,074,440, which the Portfolio then invested in the State Street Navigator Securities Lending Prime Portfolio.

3.   SECURITIES TRANSACTIONS

     For the period ended June 30, 2002, purchases and sales of investment securities, excluding short-term investments and futures contracts, aggregated to $163,349,285 and $117,177,351, respectively. The aggregate gross unrealized appreciation and depreciation were $323,781,122 and $412,013,239, respectively, as of June 30, 2002.

--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

4.   RELATED PARTY FEES AND TRANSACTIONS

     The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. ("SSgA"), a subsidiary of State Street Corp. and an affiliate of State Street, under which SSgA directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA's services as investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal and audit expenses), SSgA receives a management fee, calculated daily, at the annual rate of 0.045% of the Portfolio's average daily net assets.

--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The following table includes selected supplemental data and ratios to average net assets:

                                                    FOR THE PERIOD   FOR THE YEAR   FOR THE YEAR
                                                        ENDED           ENDED          ENDED
                                                       JUNE 30,      DECEMBER 31,   DECEMBER 31,
                                                         2002            2001          2000*
                                                    --------------   ------------   ------------
                                                     (UNAUDITED)
SUPPLEMENTAL DATA AND RATIOS:
    Net assets, end of period (in thousands)......    $2,232,324      $2,692,298     $2,957,271
    Ratios to average net assets:
         Operating expenses.......................        0.045%+         0.045%         0.045%+
         Net investment income....................         1.41%+          1.34%          1.14%+
    Portfolio turnover rate.......................            5%++           14%            18%++
    Total return (a)..............................      (13.19%)++      (11.94%)        (2.41%)++

---------------

*   The Portfolio commenced operations on March 1, 2000.

+   Annualized

++  Not Annualized

(a) Results represent past performance and are not indicative of future results.

--------------------------------------------------------------------------------

                             [AMERICAN EAGLE LOGO]

MASTER SMALL CAP INDEX SERIES

SCHEDULE OF INVESTMENTS
June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
COMMON STOCKS -
+1-800 CONTACTS, INC. ........    1,500   $     20,238
+1-800-FLOWERS.COM, Inc. .....    2,824         31,516
 1st Source Corporation.......    3,240         80,093
 3D Systems Corporation.......    3,289         40,126
+3TEC Energy Corporation......    3,321         57,885
+4Kids Entertainment, Inc. ...    2,263         45,780
+7-Eleven, Inc. ..............    6,779         54,571
+II-VI Incorporated...........    2,286         33,764
+@Road, Inc. .................    4,400         27,148
+A.C. Moore Arts & Crafts,
  Inc. .......................    2,100         99,435
 A.M. Castle & Company........    3,900         48,672
 A.O. Smith Corporation.......    5,581        174,183
 A. Schulman, Inc. ...........   12,306        263,951
 AAR Corp.....................    7,668         78,214
 ABC Bancorp..................    4,300         64,027
+ABIOMED, Inc. ...............    3,664         31,067
 ABM Industries, Inc. ........   10,970        190,439
+ACT Manufacturing, Inc. .....    2,541            127
+ADE Corporation..............    4,417         50,575
+ADVO Systems, Inc. ..........    5,490        209,004
+AEP Industries Inc. .........      500         17,750
+AFC Enterprises, Inc. .......    3,400        106,012
 AGL Resources Inc. ..........   17,085        396,372
+ALARIS Medical, Inc. ........    4,000         26,640
+AMC Entertainment Inc. ......    6,900         97,980
 AMCOL International
   Corporation................    4,473         28,851
 AMCORE Financial, Inc. ......    6,118        141,754
+AMERIGROUP Corporation.......    3,500         95,480
 AMETEK, Inc. ................    9,578        356,781
+ANADIGICS, Inc. .............   10,322         85,053
+ANC Rental Corporation.......    8,374          1,507
+ANSYS, Inc. .................    5,016        100,822
+APAC Customer Services
  Inc. .......................    7,538         44,474
+ARIAD Pharmaceuticals,
  Inc. .......................    8,419         35,023
+ATMI, Inc. ..................    7,757        173,524
+AXT, Inc. ...................    5,456         43,539
+aaiPharma Inc. ..............    3,700         83,176
+Aaon, Inc. ..................    1,700         31,909
 Aaron Rents, Inc. ...........    4,808        115,152
+Abgenix, Inc. ...............   21,500        210,700
+Acacia Research
  Corporation.................    4,331         30,750
 Acadia Realty Trust..........    6,701         54,613
+Acclaim Entertainment
  Inc. .......................   17,361         61,111
+Accredo Health,
  Incorporated................    1,172         54,076
+Acme Communications, Inc. ...    1,200          8,820
+Actel Corp...................    6,916        145,374
+Acterna Corporation..........    7,800          3,206
+Action Performance Companies,
  Inc. .......................    4,100        129,560
+Active Power, Inc. ..........    9,800         35,378
+Actrade Financial
  Technologies, Ltd...........    3,277         34,146
+Actuant Corporation (Class
  A)..........................    2,200         90,750
+Actuate Corporation..........   12,799         57,596
 Acuity Brands, Inc. .........   11,360        206,752
+Adelphia Business Solutions,
  Inc. .......................    6,225             62

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
+Administaff, Inc. ...........    6,561   $     65,610
+Adolor Corporation...........    9,100        102,466
+Adtran, Inc. ................    6,800        129,193
+Advanced Digital Information
  Corporation.................   19,634        165,515
+Advanced Energy Industries,
  Inc. .......................    5,212        115,602
 Advanced Marketing Services,
   Inc. ......................    4,981         91,152
+Advanced Neuromodulation
  Systems, Inc. ..............    3,200         97,600
+Advanced Power Technology,
  Inc. .......................      500          7,245
+Advanced Tissue Sciences,
  Inc. .......................   16,190         23,314
 Advanta Corp. (Class B)......    5,000         54,650
+The Advisory Board Company...    1,800         65,232
+Aeroflex Incorporated........   17,512        121,708
+Aeropostale, Inc. ...........    2,900         79,373
+Aether Systems, Inc. ........   14,400         42,480
+Aftermarket Technology
  Corp........................    3,000         57,600
+Agile Software Corporation...   11,002         79,985
 Airborne, Inc. ..............   14,101        270,739
+Airgas, Inc. ................   15,413        266,645
+AirGate PCS, Inc. ...........    7,117          7,117
+AirTran Holdings, Inc. ......   15,220         81,427
+Akamai Technologies, Inc. ...   35,500         46,150
+Aksys, Ltd...................    5,700         39,330
 Alabama National
   BanCorporation.............    2,321        100,476
 Alamo Group Inc. ............      500          7,500
+Alamosa Holdings, Inc. ......   18,725         26,402
+Alaska Air Group, Inc. ......    6,999        182,674
+Alaska Communications Systems
  Holdings, Inc. .............    2,423         11,507
 Albany International Corp.
   (Class A)..................    6,026        162,160
+Albany Molecular Research,
  Inc. .......................    6,787        143,477
+Alderwoods Group, Inc. ......    9,400         71,252
 Alexander & Baldwin, Inc. ...   11,892        303,603
+Alexander's, Inc. ...........      367         28,186
 Alexandria Real Estate
   Equities, Inc. ............    4,956        244,529
+Alexion Pharmaceuticals,
  Inc. .......................    6,180         93,627
 Alfa Corporation.............   10,240        119,808
 Alico, Inc. .................    1,000         29,390
+Align Technology, Inc. ......    6,400         25,862
+Alkermes, Inc. ..............   14,900        238,549
+Allegiance Telecom, Inc. ....   41,100         75,213
 Allegiant Bancorp, Inc. .....    2,100         38,157
+Allen Telecom Inc. ..........    7,984         33,932
+Alliance Gaming Corporation..   11,600        144,652
+Alliance Imaging, Inc. ......    2,200         29,700
+Alliance Semiconductor
  Corporation.................    9,241         65,611
+Alliant Techsystems Inc. ....    2,940        187,572
+Allos Therapeutics Inc. .....    5,200         47,008
+Alloy, Inc. .................    7,867        113,599

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
+Allscripts Healthcare
  Solutions, Inc. ............    6,741   $     25,211
 Alpharma, Inc. (Class A).....    8,825        149,849
+Altiris, Inc. ...............    3,400         17,653
+Ambassadors Group, Inc. .....      500          7,180
+Amerco.......................    2,351         34,771
 America First Mortgage
   Investments, Inc. .........   12,100        119,185
 American Capital Strategies,
   Ltd........................   11,889        326,591
 American Financial Holdings,
   Inc. ......................    7,454        223,024
+American Healthways, Inc. ...    3,850         68,530
 American Home Mortgage
   Holdings, Inc. ............      600          7,494
+American Italian Pasta
  Company (Class A)...........    4,834        246,486
+American Management Systems,
  Incorporated................   12,195        233,046
+American Medical Security
  Group, Inc. ................    2,500         59,875
+American Medical Systems
  Holdings, Inc. .............    6,500        130,390
 American National Bankshares
   Inc. ......................    2,600         71,214
+American Pharmacuetical
  Partners, Inc. .............    1,400         17,304
+American Physicians Capital,
  Inc. .......................    3,971         73,301
 American States Water
   Company....................    3,585         95,003
+American Superconductor
  Corporation.................    5,962         32,553
+American Tower Corporation
  (Class A)...................   50,600        174,570
 American Woodmark
   Corporation................    1,700         95,421
+AmeriPath, Inc. .............    8,801        211,224
+Ameristar Casinos, Inc. .....    3,900        113,334
+Ameritrade Holding
  Corporation (Class A).......   23,400        107,172
 Ameron International
   Corporation................      800         57,800
 Amli Residential Properties
   Trust......................    4,940        128,440
+AmSurg Corp..................    6,500        170,690
+Amylin Pharmaceuticals,
  Inc. .......................   19,125        209,228
 Analogic Corporation.........    2,372        116,631
+Anaren Microwave, Inc. ......    6,522         56,350
 Anchor Bancorp, Inc. ........    6,437        155,196
 Angelica Corporation.........    1,300         22,360
+Anixter International
  Inc. .......................    9,072        210,833
+AnnTaylor Stores
  Corporation.................   12,041        305,721
+AnswerThink Consulting Group,
  Inc. .......................   12,179         46,158
+Anteon International
  Corporation.................    3,800         96,064
 Anthracite Capital, Inc. ....   15,000        198,750
+Antigenics Inc. .............    7,713         75,973
 Anworth Mortgage Asset
   Corporation................    5,100         71,349

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
 Apex Mortgage Capital,
   Inc. ......................    9,800   $    146,902
+Aphton Corporation...........    3,524         26,430
 Apogee Enterprises, Inc. ....    8,300        119,188
 Applebee's International,
   Inc. ......................    4,689        107,613
+Applera Corporation - Celera
 Genomics Group...............   18,900        226,800
+Applica Incorporated.........    5,896         73,110
+Applied Films Corporation....    2,800         31,248
 Applied Industrial
   Technologies, Inc. ........    5,607        109,337
+Applied Molecular
  Evolution...................    3,200         18,496
+Apria Healthcare Group
  Inc. .......................   11,900        266,560
+Arbitron Inc. ...............    8,558        267,010
 Arch Chemicals, Inc. ........    5,456        134,763
 Arch Coal, Inc. .............   12,100        274,791
 Arctic Cat Inc. .............    5,743         99,865
+Arden Group, Inc. (Class
  A)..........................      432         25,924
+Arena Pharmaceuticals,
  Inc. .......................    5,800         48,720
 Argonaut Group, Inc. ........    6,266        134,218
+Argosy Gaming Company........    6,525        185,310
+Ariba, Inc. .................   71,600        228,404
+Arkansas Best Corporation....    5,841        148,829
+Armor Holdings, Inc. ........    7,316        186,558
+ArQule, Inc. ................    6,211         41,924
+Array BioPharma Inc. ........    4,100         39,524
+Arris Group Inc. ............   21,400         94,139
 Arrow Financial
   Corporation................    1,870         63,561
 Arrow International, Inc. ...    2,654        103,639
+Artesyn Technologies,
  Inc. .......................   10,867         70,429
+ArthroCare Corporation.......    7,320         94,135
+Artisan Components, Inc. ....    2,900         26,100
+Asbury Automotive Group
  Inc. .......................      600          8,160
+Ascential Software
  Corporation.................   69,281        193,294
+AsianInfo Holdings, Inc. ....    9,397        124,510
+Aspect Communications
  Corporation.................   12,500         40,000
+Aspen Technology, Inc. ......   11,508         95,977
 Associated Estates Realty
   Corporation................    4,700         49,820
+Astec Industries, Inc. ......    4,417         71,070
+AstroPower, Inc. ............    5,900        115,876
+Asyst Technologies, Inc. ....   11,141        226,719
+AtheroGenics, Inc. ..........    5,400         38,718
+Atlantic Coast Airlines
  Holdings, Inc. .............   11,223        243,539
+Atlas Air, Inc. .............    4,798         17,753
 Atmos Energy Corporation.....   11,638        272,795
+Atrix Laboratories, Inc. ....    6,600        146,850
+Atwood Oceanics, Inc. .......    3,127        117,263
+Audiovox Corporation (Class
  A)..........................    3,885         30,886
+August Technology Corp.......    1,200         11,868
+Aurora Food Inc. (b).........    6,879         10,319
+Avanex Corporation...........   11,378         22,073
+Avatar Holdings Inc. ........    1,200         33,648
+Avenue A, Inc. ..............    6,100         21,716
+Aviall, Inc. ................    3,800         53,200
+Avid Technology, Inc. .......    7,294         67,542
+Avigen, Inc. ................    5,878         55,312

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
 Avista Corporation...........   13,775   $    190,095
+Avocent Corporation..........   12,994        206,864
+Axcelis Technologies,
  Inc. .......................   29,900        337,870
+Aztar Corporation............   11,091        230,693
+BARRA, Inc. .................    5,059        188,094
+BE Aerospace, Inc. ..........   10,400        137,072
 BEI Technologies, Inc. ......    2,532         28,991
+BKF Capital Group, Inc. .....    1,000         28,500
 BSB Bancorp, Inc. ...........    1,941         51,786
 Baldor Electric Company......    7,971        200,869
 Baldwin & Lyons, Inc. (Class
   B).........................    2,526         57,669
+Bally Total Fitness Holding
  Corporation.................    8,941        167,286
+The Banc Corporation.........    6,400         55,808
 BancFirst Corporation........    1,045         48,478
 Bancorp Connecticut, Inc. ...    2,000         56,120
 Bandag, Incorporated.........    2,474         70,064
 Bank Mutual Corporation......    2,400         48,888
 Bank of Granite Corp.........    3,986         78,484
 Bank of the Ozarks, Inc. ....      400          8,936
 BankAtlantic Bancorp, Inc.
   (Class A)..................   13,942        172,881
+BankUnited Financial
  Corporation (Class A).......    6,173        118,213
 Banner Corporation...........    2,313         57,247
 Banta Corporation............    7,294        261,855
 Barnes Group Inc. ...........    3,957         90,615
 Bassett Furniture Industries,
   Incorporated...............    2,100         40,948
+Bay View Capital
  Corporation.................   18,214        116,752
+Beasley Broadcast Group, Inc.
  (Class A)...................    2,833         41,784
+Beazer Homes USA, Inc. ......    3,517        281,360
+bebe stores, inc.............    2,040         41,392
 Bedford Property Investors,
   Inc. ......................    4,199        113,793
 Bel Fuse Inc. ...............    2,259         61,106
 Belden Inc. .................    7,269        151,486
+Bell Microproducts Inc. .....    4,820         38,801
+Benchmark Electronics,
  Inc. .......................    7,191        208,539
+Benihana Inc. (Class A)......    1,800         33,912
+Bentley Pharmaceuticals,
  Inc. .......................    2,000         23,200
 Berkshire Hills Bancorp,
   Inc. ......................      900         23,580
 Berry Petroleum Company
   (Class A)..................    3,501         58,992
+Beverly Enterprises, Inc. ...   27,326        207,951
+BioMarin Pharmaceutical
  Inc. .......................    8,648         45,134
+Biopure Corporation..........    5,372         41,096
+Bio-Rad Laboratories, Inc.
  (Class A)...................    5,228        237,926
+BioReliance Corporation......      400          9,920
+Biosite Diagnostics
  Incorporated................    3,849        108,349
+Bio-Technology General
  Corp........................   17,467        104,977
+Black Box Corporation........    5,888        239,818
 Black Hills Corporation......    7,100        245,731
 Blair Corporation............    1,400         35,812
 Blyth, Inc. .................   10,079        314,666
 Bob Evans Farms, Inc. .......   10,780        339,354

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
+Boca Resorts, Inc. (Class
  A)..........................    6,657   $     88,205
+The Bombay Company, Inc. ....   13,200         59,268
+Bone Care International,
  Inc. .......................    1,810          9,468
+Borland Software
  Corporation.................   17,667        181,970
+The Boston Beer Company, Inc.
  (Class A)...................    1,500         23,850
+Boston Communications Group,
  Inc. .......................    3,721         29,917
 Boston Private Financial
   Holdings, Inc. ............    6,393        158,163
 BostonFed Bancorp, Inc. .....    1,800         57,780
 Bowne & Co., Inc. ...........    9,782        144,187
+Boyd Gaming Corporation......    8,915        128,376
+The Boyds Collection, Ltd....    5,129         32,261
 Boykin Lodging Company.......    3,132         34,233
+Bradley Pharmaceuticals,
  Inc. .......................    1,400         18,620
 Brady Corporation............    5,247        183,645
 Brandywine Reality Trust.....    6,847        177,337
 Briggs & Stratton
   Corporation................    6,159        236,136
+Bright Horizons Family
  Solutions, Inc. ............    2,702         89,463
+Brightpoint, Inc. ...........        1              3
+BriteSmile, Inc. ............    3,450          8,177
+Broadwing Inc. ..............   59,100        153,660
 Brookline Bancorp, Inc. .....    3,881         98,189
+Brooks-PRI Automation,
  Inc. .......................    9,888        252,737
+Brookstone, Inc. ............    1,300         23,062
 Brown Shoe Company, Inc. ....    5,879        165,200
+Bruker Daltonics, Inc. ......    5,387         21,279
 Brush Engineered Materials
   Inc. ......................    4,611         57,176
 Bryn Mawr Bank Corporation...    1,600         64,480
+Buca, Inc. ..................    5,449        103,803
+Buckeye Technologies Inc. ...    6,998         68,580
+The Buckle, Inc. ............    1,249         30,875
+Building Materials Holding
  Corporation.................    2,600         37,362
 Burlington Coat Factory
   Warehouse Corporation......    5,292        112,455
 Burnham Pacific Properties,
   Inc. ......................   13,778         16,534
 Bush Industries, Inc. .......    4,108         49,296
 Butler Manufacturing
   Company....................    1,100         30,195
 C&D Technologies, Inc. ......    7,094        127,834
+CACI International Inc.
  (Class A)...................    8,316        317,588
 CARBO Ceramics Inc. .........    2,168         80,108
 CB Bancshares, Inc. .........    1,500         56,835
 CBL & Associates Properties,
   Inc. ......................    6,373        258,107
 CCBT Financial Companies
   Inc. ......................    2,500         71,025
+CCC Information Services
  Group Inc. .................    3,506         49,084
+C-COR.net Corp...............   10,534         73,738
+CDI Corp.....................    3,801        123,723
 CFS Bancorp, Inc. ...........    3,500         54,110
 CH Energy Group, Inc. .......    4,889        240,783
+CIBER, Inc. .................   15,202        110,215

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
+CIMA Labs Inc. ..............    4,572   $    110,277
 CIRCOR International,
   Inc. ......................    1,800         30,870
+CKE Restaurants, Inc. .......   13,100        149,078
 CLARCOR Inc. ................    7,255        229,621
 CNA Surety Corporation.......    3,186         46,802
+CNET Networks, Inc. .........   40,200         79,998
+CONMED Corporation...........    8,628        192,663
 CPB Inc. ....................    1,919         88,178
 CPI Corp.....................    2,598         50,635
+CSK Auto Corporation.........    7,134         99,448
+CSS Industries, Inc. ........    1,075         38,163
 CT Communications, Inc. .....    3,555         57,591
 CTS Corporation..............    8,708        104,844
+CUNO Incorporated............    4,531        163,932
+CV Therapeutics, Inc. .......    8,000        148,960
 CVB Financial Corp...........    7,188        163,239
+Cable Design Technology......   12,884        132,061
+Cabot Microelectronics
  Corporation.................    6,200        267,592
 Cabot Oil & Gas Corporation
   (Class A)..................    8,974        205,056
+Cadence Design Systems,
  Inc. .......................       34            548
+Cadiz Inc. ..................   12,359        105,039
+Cal Dive International,
  Inc. .......................   11,637        256,014
 Calgon Carbon Corporation....    9,701         81,488
 California First National
   Bancorp....................    2,300         36,984
+California Pizza Kitchen,
  Inc. .......................    4,000         99,200
 California Water Service
   Group......................    3,896         97,556
+Caliper Technologies Corp....    6,467         53,999
 Cambrex Corporation..........    6,385        256,039
 Camden National Corporation..    1,500         41,775
+Caminus Corporation..........    4,672         27,238
+Cantel Medical Corp..........      900         16,560
 Capital Automotive...........    7,150        170,599
 Capital City Bank Group,
   Inc. ......................    1,982         68,438
 Capitol Bancorp Ltd..........    1,200         28,608
 Capstead Mortgage
   Corporation................    2,777         62,483
+Capstone Turbine
  Corporation.................   22,500         37,350
 Caraustar Industries,
   Inc. ......................    7,674         95,772
+Cardiac Science, Inc. .......   16,500         61,215
+CardioDynamics International
  Corporation.................    7,132         26,531
 Carlisle Companies
   Incorporated...............    9,336        419,933
+Carmike Cinemas, Inc. .......      200          5,030
 Carpenter Technology
   Corporation................    5,626        162,085
+Carreker Corporation.........    6,595         74,655
 Cascade Bancorp..............    2,200         39,600
+Cascade Corporation..........    1,300         20,150
 Cascade Natural Gas
   Corporation................    3,222         67,340
+Casella Waste Systems,
  Inc. .......................    4,878         58,585
 Casey's General Stores,
   Inc. ......................   11,807        142,156
 Cash America International,
   Inc. ......................    4,719         43,415
+Catapult Communications
  Corporation.................    1,572         34,381

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
 Cathay Bancorp, Inc. ........    4,008   $    166,328
 The Cato Corporation (Class
   A).........................    4,297         95,823
+Cell Genesys, Inc. ..........   10,624        143,307
+Cell Therapeutics, Inc. .....   12,031         65,677
+Centene Corporation..........    2,200         68,156
 Centennial Bancorp...........    9,017         71,054
+Centennial Communications
  Corp........................    1,526          3,723
 Center Trust, Inc. ..........    6,200         43,772
 Centex Construction Products,
   Inc. ......................    1,377         50,123
+Centillium Communications,
  Inc. .......................    9,409         82,046
+Central Coast Bancorp........    3,312         75,116
+Central Garden & Pet
  Company.....................    5,200         91,156
 Central Parking
   Corporation................    5,085        116,192
 Central Vermont Public
   Service Corporation........    3,403         59,893
 Century Aluminum Company.....    3,402         50,656
 Century Bancorp, Inc. (Class
   A).........................    1,800         49,266
+Century Business Services,
  Inc. .......................   18,533         60,399
 +Cepheid, Inc. ..............    8,800         49,095
+Ceres Group, Inc. ...........      400          1,560
+Cerus Corporation............    4,425        149,919
+Champion Enterprises,
  Inc. .......................   14,227         79,956
+Championship Auto Racing
  Teams, Inc. ................    4,832         47,595
+Champps Entertainment,
  Inc. .......................      700          8,547
+Charles River Associates
  Incorporated................    3,200         64,128
+Charlotte Russe Holding
  Inc. .......................    2,800         62,524
+Charming Shoppes, Inc. ......   33,340        288,058
 Charter Financial
   Corporation................      300          8,538
 Charter Municipal Mortgage
   Acceptance Company.........   11,945        213,577
+Chase Industries Inc. .......      400          5,556
 Chateau Communities, Inc. ...    6,208        189,965
+Chattem, Inc. ...............    1,900         59,850
+Checkers Drive-In
  Restaurants, Inc. ..........      900         10,692
+Checkpoint Systems, Inc. ....    9,323        109,079
 Chelsea Property Group,
   Inc. ......................    8,674        290,145
 Chemed Corporation...........    2,886        108,773
 ChemFirst Inc. ..............    3,182         91,164
 Chemical Financial
   Corporation................    5,863        219,921
+Cherokee Inc. ...............      500         10,385
 Chesapeake Corporation.......    4,092        107,742
+Chesapeake Energy
  Corporation.................   41,287        297,266
+Chicago Pizza & Brewery,
  Inc. .......................    5,200         51,896
+The Children's Place Retail
  Stores, Inc. ...............    2,785         73,805
+Chiles Offshore, Inc. .......    4,600        107,088
+ChipPAC, Inc. ...............   11,051         68,295

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
+Chiquita Brands
  International, Inc. ........   11,200   $    200,592
 Chittenden Corporation.......    8,646        250,561
+Choice Hotels International,
  Inc. .......................    6,479        129,645
+Cholestech Corporation.......    2,600         27,430
+Chordiant Software, Inc. ....   10,448         20,374
+Christopher & Banks
  Corporation.................    6,852        289,840
 Churchill Downs
   Incorporated...............    1,232         49,687
+Cirrus Logic, Inc. ..........   19,300        142,241
 Citizens First Bancorp,
   Inc. ......................    1,600         35,984
+Citizens, Inc. ..............    6,155         79,892
 City Holding Company.........    4,593        107,522
 CityBank.....................    2,099         67,147
 Claire's Stores, Inc. .......   11,260        257,854
+Clark/Bardes, Inc. ..........    3,300         75,372
+ClearOne Communications
  Inc. .......................    1,100         16,203
 Cleco Corporation............   11,767        257,697
 Cleveland-Cliffs Inc. .......    2,559         70,628
+Closure Medical
  Corporation.................    1,113         15,582
 Coachmen Industries, Inc. ...    3,007         43,602
 Coastal Bancorp, Inc. .......    1,132         35,952
 Coastal Financial
   Corporation................    4,200         62,160
+Cobalt Corporation...........    2,000         45,600
 CoBiz Inc. ..................    2,184         37,587
 Coca-Cola Bottling Co.
   Consolidated...............      287         12,341
+Cognex Corporation...........   10,556        211,648
+Cognizant Technology
  Solutions Corporation.......    2,668        143,405
+Coherent, Inc. ..............    8,980        265,260
 Cohu, Inc. ..................    6,918        119,543
+Coinstar, Inc. ..............    6,892        168,509
+Coldwater Creek Inc. ........      898         21,911
+Cole National Corporation
  (Class A)...................    1,900         36,100
+Collateral Therapeutics,
  Inc. .......................    1,500         17,715
+Collins & Aikman
  Corporation.................    7,278         66,230
+Collins & Aikman Corporation
  (Rights)....................   29,695              0
 Colonial Properties Trust....    4,406        171,614
 Columbia Bancorp.............    2,800         66,108
+Columbia Banking System,
  Inc. .......................    5,635         72,748
+Columbia Laboratories,
  Inc. .......................    7,604         45,624
 Columbus McKinnon
   Corporation................    5,500         47,520
+Comdisco, Inc. ..............   25,577            665
+Comfort Systems USA, Inc. ...    7,000         34,790
 The Commerce Group, Inc. ....    6,645        262,810
 Commercial Federal
   Corporation................   13,227        383,583
 Commercial Metals Company....    3,539        166,121
 Commercial Net Lease Realty..   10,675        170,800
 Commonwealth Bancorp, Inc. ..    1,500         44,505
+Commonwealth Telephone
  Enterprises, Inc. ..........    3,633        146,192
+CommScope, Inc. .............   13,588        169,850

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
 Community Bank System,
   Inc. ......................    2,600   $     83,850
 Community Banks, Inc. .......    2,096         61,664
 Community First Bankshares,
   Inc. ......................   12,240        319,342
 Community Trust Bancorp,
   Inc. ......................    2,400         67,464
+CompuCom Systems, Inc. ......    2,800         10,864
+CompuCredit Corporation......    3,289         23,155
+Computer Horizons Corp.......   13,100         63,797
+Computer Network Technology
  Corporation.................    9,654         59,179
+Computer Programs and
  Systems, Inc. ..............    1,500         32,295
 CompX International Inc. ....    2,651         35,126
+Comstock Resources, Inc. ....    5,057         38,433
+Conceptus, Inc. .............    4,600         75,854
+Concord Camera Corp..........    5,774         29,453
+Concord Communications,
  Inc. .......................    5,400         88,992
+Concurrent Computer
  Corporation.................   17,179         79,882
 Connecticut Bancshares,
   Inc. ......................    2,500         83,000
 Connecticut Water Service,
   Inc. ......................    2,989         91,105
+Connetics Corporation........   10,002        129,216
+Conseco, Inc. ...............   82,900        165,800
+Consolidated Graphics,
  Inc. .......................    2,000         37,540
+Constellation 3D, Inc. ......    2,000            120
+Convera Corporation..........    8,069         19,608
 Cooper Companies, Inc. ......    4,392        206,863
+CoorsTek, Inc. ..............    2,752         85,064
+Corinthian Colleges, Inc. ...   10,238        346,966
+Corixa Corporation...........   12,557         86,015
 Corn Products International,
   Inc. ......................    9,889        307,746
+Cornell Companies, Inc. .....    2,400         28,440
 Cornerstone Realty Income
   Trust, Inc. ...............   14,003        158,234
+The Corporate Executive Board
  Company.....................   10,442        357,639
 Corporate Office Properties
   Trust......................    3,800         55,442
 Correctional Properties
   Trust......................    1,000         22,000
+Corrections Corporation of
  America.....................    7,294        126,186
 Corus Bankshares, Inc. ......    2,176         99,920
+CorVel Corporation...........    1,357         45,455
+Cost Plus, Inc. .............    6,176        188,115
+CoStar Group Inc. ...........    3,750         76,988
 Courier Corporation..........      500         19,980
+Covance Inc. ................   17,491        327,956
+Covansys Corporation.........    4,009         22,531
+Covanta Energy Corporation...   18,520            278
+Covenant Transport, Inc.
  (Class A)...................    1,000         21,250
 Crawford & Company (Class
   B).........................    8,009         64,873
+Cray, Inc. ..................   14,700         65,709
+Credence Systems
  Corporation.................   17,068        303,298
+Credit Acceptance
  Corporation.................    2,849         35,812

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
+Cree, Inc. ..................   20,200   $    267,246
 Crompton Corporation.........   33,060        421,515
+Cross Country, Inc. .........    9,800        370,440
+Cross Media Marketing
  Corporation.................    1,000          9,400
 Crown American Realty Trust..    6,100         57,340
+Crown Castle International
  Corp........................   56,400        221,652
+Crown Cork & Seal Company,
  Inc. .......................   34,969        239,538
+Crown Media Holdings, Inc.
  (Class A)...................    7,298         57,581
+CryoLife, Inc. ..............    4,928         79,144
 Cubic Corporation............    4,452        105,512
+Cubist Pharmaceuticals,
  Inc. .......................    7,867         74,028
+Culp, Inc. ..................    2,800         45,108
+CuraGen Corporation..........   14,200         79,946
+Curative Health Services,
  Inc. .......................    2,000         33,560
 Curtiss-Wright Corporation...    2,967        237,360
+Cyberonics, Inc. ............    6,369         83,555
+Cytec Industries Inc. .......   11,593        364,484
 D&E Communications, Inc. ....    1,887         19,832
 D & K Healthcare Resources,
   Inc. ......................    4,100        144,566
+DDi Corp.....................   19,860         19,840
+DHB Capital Group Inc. ......    1,600          6,480
+DIANON Systems, Inc. ........    2,379        127,086
 DIMON Incorporated...........   14,855        102,797
+DJ Orthopedics Incorporated..      200          1,640
+DMC Stratex Networks,
  Inc. .......................   23,971         48,182
 DQE, Inc. ...................   17,702        247,828
+DRS Technologies, Inc. ......    4,768        203,832
+DSP Group, Inc. .............    8,783        172,147
+DVI, Inc. ...................    2,607         50,315
+Daisytek International
  Corporation.................    6,511        110,427
+Daktronics, Inc. ............    3,299         32,462
 Datascope Corp...............    3,670        101,439
+Datastream Systems, Inc. ....    4,511         32,028
 Deb Shops, Inc. .............      500         16,890
+deCODE GENETICS, INC.........    7,100         33,228
+Del Laboratories, Inc. ......      700         17,500
+Del Monte Foods Company......    8,748        103,226
+dELiA*s Corp. (Class A)......    8,800         44,880
 Delphi Financial Group, Inc.
   (Class A)..................    3,680        159,528
 Delta and Pine Land Company..   10,678        214,628
+Deltagen, Inc. ..............    5,100         12,495
 Deltic Timber Corporation....    3,109        107,198
+Denbury Resources Inc. ......    4,570         47,025
+Dendrite International,
  Inc. .......................    8,664         83,781
+Department 56, Inc. .........    2,200         35,816
+DiamondCluster International,
  Inc. (Class A)..............    7,719         46,160
+Dick Clark Productions,
  Inc. .......................    2,000         28,800
+Digene Corporation...........    4,224         49,682
+Digimarc Corporation.........    2,637         27,398
+Digital Insight
  Corporation.................    9,230        151,834
+Digital River, Inc. .........    9,700         89,143
+Digitas Inc. ................    2,428         11,045

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
 Dime Community Bancshares....    7,366   $    167,135
+Dionex Corporation...........    5,931        158,891
+Discovery Partners
  International...............    2,900         19,024
+Diversa Corporation..........    6,978         69,431
+divine, Inc. (Class A).......      712          2,777
+Dobson Communications
  Corporation (Class A).......   12,100         10,406
+DocuCorp International,
  Inc. .......................      700          7,161
+Documentum, Inc. ............   11,477        137,724
+Dollar Thrifty Automotive
  Group, Inc. ................    7,095        183,761
 Donnelly Corporation.........    1,900         51,281
+DoubleClick Inc. ............   32,600        236,350
 Dover Downs Gaming &
   Entertainment, Inc. .......    2,478         31,718
 Dover Motorsports, Inc. .....    7,940         45,258
+The Dress Barn, Inc. ........    8,520        131,804
+Drew Industries
  Incorporated................    2,800         46,060
+Drexler Technology
  Corporation.................    3,100         66,960
+Dril-Quip, Inc. .............    1,688         42,116
+Drugstore.com, Inc. .........   12,300         33,087
+Duane Reade Inc. ............    5,628        191,633
+Ducommun Incorporated........    2,800         73,472
+DuPont Photomasks, Inc. .....    3,908        126,932
+Dura Automotive Systems,
  Inc. .......................    5,053        104,850
+Durect Corporation...........    5,400         43,200
+Dycom Industries, Inc. ......   12,402        144,979
+Dynacq International,
  Inc. .......................    2,552         35,958
+Dynamic Research
  Corporation.................    1,300         31,434
 EDO Corporation..............    5,126        146,091
+EGL, Inc. ...................    9,995        169,515
+EMCOR Group, Inc. ...........    4,318        253,467
+EMCORE Corporation...........    6,386         38,316
+EMS Technologies, Inc. ......    2,200         45,518
+EPIQ Systems, Inc. ..........    2,245         38,210
+EPIX Medical, Inc. ..........    2,400         25,320
+ESCO Technologies Inc. ......    4,166        145,810
+ESS Technology, Inc. ........    9,329        163,631
+E.piphany, Inc. .............   21,080         92,541
+EarthLink, Inc. .............   34,100        226,083
+EarthShell Corporation.......    8,256          9,494
 East West Bancorp, Inc. .....    7,498        258,831
 EastGroup Properties,
   Inc. ......................    3,927        100,531
+Echelon Corporation..........    7,313         94,191
+Eclipsys Corporation.........   10,031         65,793
+eFunds Corporation...........   15,388        146,017
+El Paso Electric Company.....   15,108        209,246
 Elcor Corporation............    6,351        173,700
+Electro Rent Corporation.....    2,553         33,163
+Electro Scientific
  Industries, Inc. ...........    8,661        210,462
+Electroglas, Inc. ...........    7,420         74,200
+Electronics Boutique Holdings
  Corp........................    2,331         68,298
+Electronics for Imaging,
  Inc. .......................   14,939        237,679
+Elizabeth Arden, Inc. .......    4,693         82,128

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
+Embarcadero Technologies,
  Inc. .......................    2,230   $     13,781
+Embrex, Inc. ................    1,100         23,012
 Empire District Electric
   Company....................    7,568        155,144
+Encore Acquisition Company...    1,300         22,425
+Encore Wire Corporation......    2,500         35,575
+Endo Pharmaceuticals
  Holdings, Inc. .............    4,700         32,900
+Endocare, Inc. ..............    6,203         81,942
 Energen Corporation..........   10,792        296,780
 EnergySouth, Inc. ...........    1,900         60,876
+Energy Conversion Devices,
  Inc. .......................    4,264         66,902
+Energy Partners, Ltd.........    6,200         57,660
+Endocardial Solutions,
  Inc. .......................    2,100         15,939
 Engineered Support Systems,
   Inc. ......................    2,900        151,670
 Ennis Business Forms,
   Inc. ......................    3,000         39,150
+Entegris Inc. ...............   12,100        176,660
+Enterasys Networks, Inc. ....   40,100         71,378
 Entertainment Properties
   Trust......................    4,080        100,531
+Entrust Technologies Inc. ...   14,000         38,080
+Enzo Biochem, Inc. ..........    5,629         80,664
+Enzon, Inc. .................   12,000        301,440
+Eon Labs, Inc. ..............    3,800         67,602
 Equity Inns Inc. ............    8,940         71,520
 Equity One, Inc. ............      300          4,200
+eResearch Technology,
  Inc. .......................    2,200         55,704
+Escalade, Incorporated.......      200          4,574
+eSPEED, Inc. (Class A).......    7,723         84,258
+Esperion Therapeutics,
  Inc. .......................   11,217         60,908
 Essex Property Trust,
   Inc. ......................    3,995        218,527
+Esterline Technologies
  Corporation.................    5,190        117,813
+eUniverse, Inc. .............    5,500         33,825
+Euronet Worldwide, Inc. .....    5,300         84,747
+Evergreen Resources, Inc. ...    5,896        250,580
+Exact Sciences Corporation...    2,400         38,328
+Exar Corporation.............   12,127        239,144
+Excel Technology, Inc. ......    1,873         39,333
+Exelixis, Inc. ..............   13,118         98,779
+The Exploration Company of
  Delaware....................    2,400         16,248
+ExpressJet Holdings, Inc. ...    7,100         92,655
+Extreme Networks, Inc. ......   28,600        288,574
+Exult Inc. ..................   11,600         75,400
+F5 Networks, Inc. ...........    7,419         72,558
 F&M Bancorp..................    2,672         94,268
+F.A.O., Inc. ................    3,100         24,645
 FBL Financial Group, Inc.
   (Class A)..................    2,425         53,714
 FBR Asset Investment
   Corporation................    5,100        170,085
+FEI Company..................    6,355        155,761
+FLIR Systems, Inc. ..........    3,983        167,167
+FMC Corporation..............    7,100        214,207
 FNB Corporation..............    2,500         76,150
+FPIC Insurance Group,
  Inc. .......................    1,000         15,050
+FSI International, Inc. .....    7,244         54,113

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
+FTD, Inc. (Class A)..........    1,096   $     14,106
+FTI Consulting, Inc. ........    4,794        167,838
+Factory 2-U Stores Inc. .....    3,727         51,619
 FactSet Research Systems
   Inc. ......................    6,687        199,072
+FalconStor Software, Inc. ...    9,909         41,915
 Farmer Brothers Co...........      171         62,034
 Farmers Capital Bank
   Corporation................    1,785         62,903
+Federal Agricultural Mortgage
  Corporation.................    2,800         74,760
 Federal Realty Investment
   Trust......................   11,330        313,954
 Federal Signal Corporation...   13,159        315,816
 FelCor Lodging Trust Inc. ...   14,070        258,185
 Ferro Corporation............    9,476        285,701
 Fidelity Bankshares, Inc. ...    3,648         80,252
+Fidelity National Information
  Solutions, Inc. ............    2,800         67,200
+FileNET Corporation..........    9,682        140,389
+Financial Federal
  Corporation.................    3,267        108,138
 Financial Industries
   Corporation................    1,600         28,912
 Financial Institutions,
   Inc. ......................    1,600         60,576
+Finisar Corporation..........   44,800        106,176
+The Finish Line, Inc. .......    6,333        113,487
+Finlay Enterprises, Inc. ....      500          8,235
 First Bancorp................    2,124         58,431
 First Busey Corporation......    2,676         59,434
 First Charter Corporation....    7,723        139,632
 First Citizens BancShares,
   Inc. (Class A).............    1,547        171,083
 First Commonwealth Financial
   Corporation................   15,334        206,856
 First Community Bancorp......      500         11,605
 First Community Bancshares,
   Inc. ......................    2,540         83,820
+First Consulting Group,
  Inc. .......................    4,674         40,196
 First Defiance Financial
   Corp.......................    2,700         54,135
 First Essex Bancorp, Inc. ...    1,516         51,847
 First Federal Capital
   Corp.......................    5,412        119,605
 First Financial Bancorp......    9,387        183,704
 First Financial Bankshares,
   Inc. ......................    3,012        126,019
 First Financial
   Corporation................    1,922         98,829
 First Financial Holdings,
   Inc. ......................    4,626       148,7268
+First Horizon Pharmaceutical
  Corporation.................    5,800        120,002
 First Indiana Corporation....    3,388         73,757
 First Merchants
   Corporation................    3,172         95,157
 First National Corporation...    2,800         84,560
 First Niagara Financial
   Group, Inc. ...............    3,568         99,048
 First Oak Brook Bancshares,
   Inc. ......................      500         15,785
 First Place Financial
   Corp.......................    2,800         55,748
+First Republic Bank..........    3,800        104,500
 First Sentinel Bancorp
   Inc. ......................    5,867         80,730
 First South Bancorp, Inc. ...    1,400         50,750
 First State Bancorporation...    2,100         54,600
 Firstbank Corp...............    6,186        233,212

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
 FirstFed America Bancorp,
   Inc. ......................      700   $     16,660
+FirstFed Financial Corp......    5,000        145,000
 Fisher Communications,
   Inc. ......................    1,000         58,720
 Flagstar Bancorp, Inc. ......    4,825        111,458
 Fleetwood Enterprises,
   Inc. ......................   10,699         93,081
 Fleming Companies, Inc. .....   11,640        211,266
 Florida East Coast
   Industries, Inc. ..........    6,581        166,499
 Florida Rock Industries,
   Inc. ......................    5,439        194,771
+Flow International
  Corporation.................    6,100         41,108
+Flowers Foods, Inc. .........    6,471        167,275
 Flushing Financial
   Corporation................    2,350         48,152
+Foamex International Inc. ...    7,900         87,769
+Focal Communications
  Corporation (Warrants)
  (a).........................      221              0
+Footstar, Inc. ..............    5,836        142,807
+Forrester Research, Inc. ....    4,981         96,626
+Forward Air Corporation......    3,388        111,059
+Fossil, Inc. ................    6,655        136,827
+Foundry Networks, Inc. ......   23,200        163,096
 Franklin Electric Co.,
   Inc. ......................    1,830         86,138
 Fred's, Inc. ................    6,090        223,990
+FreeMarkets, Inc. ...........   12,169        171,948
 Fremont General Corporation..   20,161         84,273
+Friedman, Billings, Ramsey
  Group, Inc. (Class A).......    4,358         55,477
 Friedman's Inc. (Class A)....    4,400         57,196
+Frontier Airlines, Inc. .....    8,555         69,552
 Frontier Financial
   Corporation................    3,941        115,668
 Frontier Oil Corporation.....    8,315        146,344
+FuelCell Energy, Inc. .......    9,926        102,139
 G & K Services, Inc. (Class
   A).........................    6,077        208,076
 GBC Bancorp..................    2,234         64,674
+GSI Commerce, Inc. ..........    4,700         35,015
+Gabelli Asset Management Inc.
  (Class A)...................    1,196         43,654
 Gables Residential Trust.....    7,882        251,672
+Gaiam, Inc. .................      400          5,856
+Galyan's Trading Company.....    3,700         84,471
 Garan, Incorporated..........      800         46,280
+Gardner Denver Inc. .........    3,657         73,140
+Gart Sports Company..........    2,300         65,527
+Gartner Group, Inc. (Class
  A)..........................   24,059        242,996
+Gaylord Entertainment
  Company.....................    6,455        142,333
 GenCorp Inc. ................    9,271        132,575
+Gene Logic Inc. .............    8,739        122,346
+Genencor International
  Inc. .......................    1,700         16,643
+General Binding Corporation..      900         15,057
 General Cable Corporation....    9,590         60,417
+General Communication, Inc.
  (Class A)...................   11,239         74,964
+Genesco Inc. ................    5,838        142,155
+Genesee & Wyoming Inc. (Class
  A)..........................    2,300         51,888
+Genesis Health Ventures,
  Inc. .......................    7,200        144,648
+Genesis Microchip
  Incorporated................   10,100         84,234
+GenesisIntermedia, Inc. .....    3,300             99

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
+The Genlyte Group
  Incorporated................    3,173   $    128,919
+Genta Incorporated...........    9,797         81,217
 Gentiva Health Services,
   Inc. ......................    7,390         66,436
+Genzyme Corporation - Genzyme
  Biosurgery Division.........    8,300         37,599
 Georgia Gulf Corporation.....    8,037        212,498
 German American Bancorp......    3,920         72,520
+Geron Corporation............    5,929         27,155
 Getty Realty Corporation.....    3,900         78,975
 Gibraltar Steel
   Corporation................    2,323         51,547
 Glacier Bancorp, Inc. .......    3,700         90,650
 Gladstone Capital
   Corporation................    1,400         25,270
 Glenborough Realty Trust
   Incorporated...............    4,839        114,684
 Glimcher Realty Trust........    7,756        142,710
+Global Imaging Systems,
  Inc. .......................    3,100         58,869
+Global Industries, Ltd.......   21,800        152,382
+Global Power Equipment Group
  Inc. .......................    4,200         41,580
+GlobespanVirata, Inc. .......   37,416        144,800
 Gold Banc Corporation........    7,622         83,606
+Golden Telecom, Inc. ........    2,692         47,379
+Goody's Family Clothing,
  Inc. .......................    6,000         69,180
 The Gorman-Rupp Company......    1,400         44,100
+GrafTech International
  Ltd.........................   15,444        189,961
 Granite Construction
   Incorporated...............    8,371        211,786
 Granite State Bankshares,
   Inc. ......................      800         26,248
+Graphic Packaging
  International Corp..........    4,900         45,325
 Gray Communications Systems,
   Inc. ......................    3,803         68,834
 Great American Financial
   Resources, Inc. ...........    2,133         41,167
+The Great Atlantic & Pacific
  Tea Company, Inc. ..........    5,031         94,029
 Great Lakes Chemical
   Corporation................   11,700        309,933
 Great Lakes REIT, Inc. ......    3,827         72,636
 Great Southern Bancorp,
   Inc. ......................    1,539         61,252
+Green Mountain Coffee,
  Inc. .......................      911         19,322
 Greif Bros. Corporation
   (Class A)..................    3,475        115,929
 Grey Global Group Inc. ......      236        162,842
+Grey Wolf, Inc. .............   43,843        178,003
+Griffon Corporation..........    8,047        145,651
+Group 1 Automotive, Inc. ....    5,032        191,971
+Guess?, Inc. ................    1,185          8,532
+Guilford Pharmaceuticals
  Inc. .......................    7,836         59,083
+Guitar Center, Inc. .........    4,839         89,763
+Gulf Island Fabrication,
  Inc. .......................    1,117         20,486
+GulfMark Offshore, Inc. .....    2,500        103,525
+The Gymboree Corporation.....    7,858        125,885
 H.B. Fuller Company..........    8,940        261,853
 HEICO Corporation (Class A)..    2,726         38,219
+HNC Software Inc. ...........    9,987        166,783
+HPL Technologies, Inc. ......    3,400         51,204
 HRPT Properties Trust........   37,488        331,769
+Haemonetics Corporation......    5,872        171,462

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
+Hain Celestial Group,
  Inc. .......................    7,857   $    145,355
+Hall, Kinion & Associates,
  Inc. .......................    1,900         14,269
 Hancock Fabrics, Inc. .......    4,900         90,993
 Hancock Holding Company......    2,218        149,449
+Handleman Company............    7,261        104,994
+Handspring, Inc. ............    7,300         12,702
+Hanger Orthopedic Group,
  Inc. .......................    4,600         69,874
+Hanmi Financial Corporation..    1,300         22,282
+Hanover Compressor Company...   12,800        172,800
 Harbor Florida Bancshares,
   Inc. ......................    6,217        137,955
 Harleysville Group Inc. .....    7,762        215,163
 Harleysville National
   Corporation................    5,276        142,505
+Harmonic Inc. ...............   17,296         63,286
+Harris Interactive Inc. .....    7,000         23,590
+Harvard Bioscience, Inc. ....    2,604         14,556
+Harvest Natural Resources,
  Inc. .......................    6,700         33,500
 Haverty Furniture Companies,
   Inc. ......................    5,436        107,361
+Hawthorne Financial
  Corporation.................    1,000         32,410
+Hayes Lemmerz International,
  Inc. .......................    3,443            585
+Headwaters Incorporated......    8,346        131,450
 Health Care REIT, Inc. ......   11,369        340,502
 Healthcare Realty Trust,
   Inc. ......................   11,452        366,464
+Healthcare Services Group,
  Inc. .......................    1,200         18,540
+HealthExtras, Inc. ..........    3,200         16,224
+HealthTronics Surgical
  Services, Inc. .............    3,200         55,968
+Heartland Express, Inc. .....    8,728        208,861
+Hecla Mining Company.........   25,200        118,188
+Heidrick & Struggles
  International, Inc. ........    5,458        108,996
 Helix Technology
   Corporation................    8,261        170,177
 Herbalife International, Inc.
   (Class A)..................    5,021         95,901
 Herbalife International, Inc.
   (Class B)..................    4,700         90,099
 Heritage Property Investment
   Trust......................    4,400        117,524
+Herley Industries, Inc. .....    4,500         95,445
+Hexcel Corporation...........    6,962         30,285
+Hibbett Sporting Goods,
  Inc. .......................    1,800         45,720
 Hickory Tech Corporation.....    3,399         50,985
 Hilb, Rogal and Hamilton
   Company....................    7,806        353,222
 Hollinger International
   Inc. ......................   13,129        157,548
 Holly Corporation............    1,900         31,825
+Hollywood Casino
  Corporation.................    3,000         32,400
+Hollywood Entertainment
  Corporation.................   15,407        318,617
+Hologic, Inc. ...............    6,700         96,949
 Home Properties of New York,
   Inc. ......................    7,520        285,309
+HomeStore.com, Inc. .........   14,100         20,304

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
 Hooper Holmes, Inc. .........   14,497   $    115,976
 Horace Mann Educators
   Corporation................   11,468        214,108
+Horizon Offshore, Inc. ......    6,985         58,953
+Horizon Organic Holding
  Corporation.................      800         14,096
+Hot Topic, Inc. .............    9,154        244,503
+The Houston Exploration
  Company.....................    2,183         63,307
+Hovnanian Enterprises, Inc.
  (Class A)...................    4,332        155,432
 Hudson River Bancorp,
   Inc. ......................    3,600         97,164
 Hughes Supply, Inc. .........    6,990        313,851
 Humboldt Bancorp.............    3,900         65,559
+Hutchinson Technology
  Incorporated................    8,317        130,078
+Hydril Company...............    4,100        109,880
+Hypercom Corporation.........    7,600         58,520
+Hyperion Solutions
  Corporation.................   10,506        191,601
+I-many, Inc. ................   11,708         32,185
 IBERIABANK Corporation.......    1,700         68,918
+ICT Group, Inc. .............      200          3,634
+ICU Medical, Inc. ...........    3,650        112,785
 IDEX Corporation.............    8,081        270,714
+IDEXX Laboratories, Inc. ....    9,924        255,940
+IDX Systems Corporation......    4,927         64,150
+IGEN International, Inc. ....    4,376        137,844
+IHOP Corp....................    5,348        157,499
+ILEX Oncology, Inc. .........    9,424        132,784
+IMCO Recycling Inc. .........    1,600         15,760
+IMPATH Inc. .................    5,798        104,074
+IMPCO Technologies, Inc. ....    3,854         50,487
+IMPSAT Fiber Networks
  Inc. .......................    2,453             37
+INAMED Corporation...........    4,027        107,601
 IRT Property Company.........    7,893         99,452
+ITLA Capital Corporation.....    2,000         59,380
+ITT Educational Services,
  Inc. .......................   12,358        269,404
+ITXC Corp....................    5,514         28,728
+IXYS Corporation.............    2,193         11,798
+Identix Incorporated.........   24,730        180,504
+iDine Rewards Network
  Inc. .......................    2,700         31,050
+iGATE Capital Corporation....    2,300         10,626
+Illumina, Inc. ..............    4,600         30,912
+Imagistics International
  Inc. .......................    4,324         92,836
+Imation Corp.................   10,878        323,729
+Imclone Systems..............   13,500        117,383
+Immucor, Inc. ...............    2,500         58,675
+ImmunoGen, Inc. .............   14,427         38,809
 Immunomedics, Inc. ..........   13,609         70,903
 Impac Mortgage Holdings,
   Inc. ......................   13,200        177,936
+Impax Laboratories, Inc. ....    6,200         46,438
+Incyte Pharmaceuticals,
  Inc. .......................   21,224        154,298
 Independence Holding
   Company....................    2,000         44,680
 Independent Bank Corporation
   (Massachusetts)............    2,745         62,833
 Independent Bank Corporation
   (Michigan).................    2,805         88,526

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
+Indevus Pharmaceuticals,
  Inc. .......................   10,988   $     12,746
+Inet Technologies, Inc. .....    1,700         11,475
+InFocus Corporation..........   11,866        139,781
+Infogrames, Inc. ............    1,853          5,059
+Infonet Services Corporation
  (Class B)...................   10,600         26,288
+Informatica Corporation......   16,700        118,403
+Information Holdings Inc. ...    3,618         88,279
+Information Resources,
  Inc. .......................    6,900         64,784
+Inforte Corp.................    3,300         32,736
+infoUSA Inc. ................    5,761         31,518
 Ingles Markets, Incorporated
   (Class A)..................    4,064         51,532
+Inhale Therapeutic Systems...   17,200        163,228
+Inktomi Corporation..........   51,257         45,106
 Innkeepers USA Trust.........    6,792         65,067
+Input/Output, Inc. ..........   13,046        117,414
+Inrange Technologies
  Corporation (Class B).......      100            475
+Insight Communications
  Company, Inc. ..............   13,100        153,663
+Insight Enterprises, Inc. ...   11,198        282,078
+Insignia Financial Group,
  Inc. .......................    5,672         55,132
+Insituform Technologies, Inc.
  (Class A)...................    7,438        157,537
+Insurance Auto Auctions,
  Inc. .......................    3,965         77,318
 Integra Bank Corporation.....    4,474        100,218
+Integra LifeSciences
  Holdings....................    6,200        134,850
+Integral Systems, Inc. ......    1,900         41,458
+Integrated Defense
  Technologies, Inc. .........    1,300         38,259
+Integrated Electrical
  Services, Inc. .............    6,497         40,606
+Integrated Silicon Solution,
  Inc. .......................    7,738         69,023
 Inter Parfums, Inc. .........    3,500         24,325
+The InterCept Group, Inc. ...    4,943        102,419
 Interchange Financial
   Services Corporation.......    2,400         66,600
+InterDigital Communications
  Corporation.................   15,841        143,361
 Interface, Inc. .............   12,721        102,277
+Intergraph Corp..............   15,387        268,352
+Interland, Inc. .............   39,803        138,514
+Intermagnetics General
  Corporation.................    4,256         85,971
 Intermet Corporation.........    7,600         81,624
+InterMune Inc. ..............    7,214        152,215
 International Bancshares
   Corporation................    5,980        252,595
+International Multifoods.....    4,644        120,744
+International Specialty
  Products Inc. ..............    2,365         18,211
+Internet Security Systems,
  Inc. .......................   10,200        133,824
 Interpool, Inc. .............    1,683         29,049
+Interpore International,
  Inc. .......................    3,100         29,977
 Interstate Bakeries
   Corporation................   11,828        341,593
+InterTAN, Inc. ..............    6,779         75,586
 Inter-Tel Inc. ..............    6,077        103,977

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
+Intertrust Technologies
  Corporation.................   26,488   $     79,729
+Interwoven, Inc. ............   34,400        104,920
+Intrado Inc. ................    5,200        100,672
+Intuitive Surgical, Inc. ....    7,162         60,662
 Invacare Corp................    7,622        282,014
+Inverness Medical
  Innovations, Inc. ..........    1,200         24,240
 Investors Real Estate
   Trust......................    7,600         81,016
+InVision Technologies,
  Inc. .......................    3,900         94,224
+Iomega Corporation...........   14,903        191,504
+Ionics, Inc. ................    5,067        122,875
 Irwin Financial
   Corporation................    4,048         81,365
+Isis Pharmaceuticals,
  Inc. .......................   15,189        144,447
+Isle of Capri Casinos,
  Inc. .......................    5,875        118,969
+Itron, Inc. .................    6,082        159,531
+Ixia.........................    6,229         36,253
+j2 Global Communications,
  Inc. .......................      500          8,215
+J & J Snack Foods Corp.......    1,800         80,928
+J.B. Hunt Transport Services,
  Inc. .......................    5,494        162,183
+J. Jill Group Inc. ..........    3,908        148,309
 The J.M. Smucker Company.....    5,636        192,357
+JAKKS Pacific, Inc. .........    7,561        133,905
+JDA Software Group, Inc. ....    7,508        212,176
 JDN Realty Corporation.......   10,171        127,138
 JLG Industries, Inc. ........   10,798        151,496
 JP Realty, Inc. .............    3,598         95,887
+Jack in the Box Inc. ........   10,718        340,832
+Jarden Corp..................    4,300         85,140
 Jefferies Group, Inc. .......    6,070        255,547
+Jo-Ann Stores Inc. ..........    4,700        137,240
 John H. Harland Company......    9,082        256,112
+Johnson Outdoors Inc. (Class
  A)..........................    1,900         31,977
+Jones Lang Lasalle Inc. .....    9,108        224,968
+Journal Register Co..........    6,833        137,343
+Joy Global Inc. .............   13,800        239,292
+K2 Inc. .....................    3,400         34,850
 K-Swiss Inc. (Class A).......    3,448         89,579
+K-V Pharmaceutical Company
  (Class A)...................    5,200        140,400
+Kadant Inc. .................    2,470         40,755
+Kaiser Aluminum Corporation..    5,249            525
 Kaman Corp. (Class A)........    6,494        108,839
 Kansas City Life Insurance
   Company....................    1,042         39,961
+Kansas City Southern
  Industries, Inc. ...........   16,876        286,892
 Kaydon Corp..................    8,026        189,494
+Keane, Inc. .................   15,558        198,365
 Keithley Instruments,
   Inc. ......................    1,701         24,562
 Kellwood Co..................    6,782        220,415
 Kelly Services, Inc. (Class
   A).........................    4,968        134,186
+Kendle International Inc. ...    4,000         54,400
 Kennametal Inc. .............    9,503        347,810
+Kenneth Cole Productions,
  Inc. (Class A)..............    2,092         59,308
+Kensey Nash Corporation......    1,100         17,820

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
+Key Energy Services, Inc. ...   26,498   $    278,229
+Key Production Company,
  Inc. .......................    3,337         65,072
+Keynote Systems, Inc. .......    7,038         51,518
+Keystone Automotive
  Industries, Inc. ...........    2,000         38,060
 Keystone Property Trust......    3,304         52,434
+kforce.com, Inc. ............    5,496         32,701
 Kilroy Realty Corporation....    7,778        208,062
 Kimball International (Class
   B).........................    8,474        138,889
+Kindred Healthcare, Inc. ....    3,700        164,539
+Kirby Corporation............    5,430        132,764
+Kmart Corporation............   36,900         38,007
+Knight Trading Group,
  Inc. .......................   26,200        137,288
+Knight Transportation,
  Inc. .......................    5,950        137,981
 Koger Equity, Inc. ..........    6,648        128,306
+Kopin Corporation............   20,200        133,320
+Korn/Ferry International.....   10,968         99,809
+Kos Pharmaceuticals, Inc. ...    1,566         31,868
+Kosan Biosciences, Inc. .....    3,300         28,743
 Kramont Realty Trust.........    5,400         86,346
+Kroll Inc. ..................    6,900        144,762
+Kronos, Inc. ................    5,766        175,800
+Kulicke and Soffa
  Industries..................   14,356        177,871
+Kyphon Inc. .................    2,700         39,366
 The L.S. Starrett Company
   (Class A)..................    2,900         73,225
 LNR Property Corp............    6,544        225,768
 LSB Bancshares, Inc. ........    3,600         73,332
 LSI industries Inc. .........    4,150         76,236
 LTC Properties...............    1,400         11,900
+LTX Corporation..............   13,203        188,539
+La Jolla Pharmaceutical
  Company.....................    9,900         61,875
+La Quinta Corp...............   42,700        309,575
+Labor Ready, Inc. ...........   14,222         83,199
+LabOne, Inc. ................    2,400         62,376
 The Laclede Group, Inc. .....    4,548        106,787
+Ladish Co., Inc. ............    4,200         51,240
 Lakeland Bancorp, Inc. ......    3,264         71,025
 Lakeland Financial
   Corporation................    2,300         66,332
 Lance, Inc. .................    7,100        103,518
 LandAmerica Financial Group,
   Inc. ......................    5,499        173,219
 Landauer, Inc. ..............    1,778         69,040
 Landry's Restaurants,
   Inc. ......................    6,396        163,162
+Landstar System, Inc. .......    2,402        256,654
+Lannett Company, Inc. .......    2,200         22,440
 LaSalle Hotel Properties.....    3,420         53,865
+Lattice Semiconductor
  Corporation.................   23,000        199,870
 Lawson Products, Inc. .......    1,447         44,582
+Lawson Software, Inc. .......    1,900         10,963
+Learning Tree International,
  Inc. .......................    3,930         72,862
+LeCroy Corporation...........    1,500         17,850
 Leeds Federal Bancshares,
   Inc. ......................    1,000         31,970

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
+Legato Systems, Inc. ........   26,179   $     94,244
+LendingTree, Inc. ...........    2,800         35,588
 Lennox International Inc. ...   13,635        245,294
+Lexar Media, Inc. ...........   13,074         55,826
+Lexicon Genetics
  Incorporated................    7,905         38,648
 Lexington Corporate
   Properties Trust...........    5,542         91,443
 Libbey, Inc. ................    4,033        137,525
+Liberate Technologies,
  Inc. .......................   31,086         82,036
 The Liberty Corporation......    4,554        181,477
+Liberty Livewire Corporation
  (Class A)...................    1,398          4,110
+Lifecore Biomedical, Inc. ...    1,200         13,608
+Lifeline Systems, Inc. ......    1,000         26,340
+Ligand Pharmaceuticals
  Incorporated (Class B)......   15,316        222,082
+Lightbridge, Inc. ...........    9,691         79,563
 Lincoln Electric Holdings,
   Inc. ......................    8,392        225,745
 Lindsay Manufacturing Co.....    2,913         67,436
+Linens 'n Things, Inc. ......   10,018        328,691
+Liquidmetal Technologies.....    2,100         24,360
+Lithia Motors, Inc. .........    2,400         64,608
+Littelfuse Inc. .............    5,060        117,038
+Local Financial Corp.........    5,400         88,074
+LodgeNet Entertainment
  Corporation.................    2,172         31,275
 Lone Star Steakhouse &
   Saloon, Inc. ..............    6,554        154,609
+Lone Star Technology.........    8,358        191,398
 Longs Drug Stores
   Corporation................    8,283        234,326
 Longview Fibre Company.......   14,921        140,556
+LookSmart, Ltd...............   14,300         28,028
 Louisiana-Pacific
   Corporation................   28,209        298,733
+Luby's Cafeterias Inc. ......    5,718         37,624
 Lufkin Industries, Inc. .....      800         23,096
+Luminex Corporation..........    4,451         33,427
+Lydall, Inc. ................    2,900         44,225
 M/I Schottenstein Homes,
   Inc. ......................    4,200        158,256
 MAF Bancorp, Inc. ...........    6,069        228,194
+MAPICS, Inc. ................    1,300          7,267
 MASSBANK Corp................    1,700         60,146
+MAXIMUS, Inc. ...............    4,304        136,437
 MB Financial, Inc. ..........    3,100        103,726
 MCG Capital Corporation......    6,900        115,299
+MCSi, Inc. ..................    6,138         68,985
 MDC Holdings, Inc. ..........    5,267        273,884
+MEEMIC Holdings, Inc. .......    1,100         30,558
+MEMC Electronic Materials,
  Inc. .......................    5,925         28,144
+MGI Pharma, Inc. ............    6,802         48,022
+MIM Corporation..............    7,700         93,093
+MIPS Technologies, Inc.
  (Class A)...................   12,247         75,564
+MPS Group, Inc. .............   25,105        213,393
+MRO Software, Inc. ..........    5,030         57,241
+MRV Communications, Inc. ....   25,379         38,830
+MSC Industrial Direct Co.,
  Inc. (Class A)..............    9,015        175,793

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
+MSC.Software Corp............    7,000   $     62,650
+MTR Gaming Group, Inc. ......    6,000        100,200
 MTS Systems Corporation......    4,400         55,220
 Macatawa Bank Corporation....    3,000         65,223
 MacDermid, Inc. .............    6,567        141,191
 Macerich Company.............   10,210        316,510
+Macromedia, Inc. ............   16,171        143,437
+Macrovision Corporation......   11,500        150,765
 Madison Gas & Electric Co....    3,945        109,868
+Magellan Health Services,
  Inc. .......................    5,504          5,504
+Magma Design Automation,
  Inc. .......................    6,100        102,480
+Magna Entertainment Corp.
  (Class A)...................   10,600         74,094
+Magnetek, Inc. ..............    4,037         39,966
+Magnum Hunter Resources,
  Inc. .......................   16,672        131,542
+Mail-Well, Inc. .............    6,760         35,152
 Main Street Banks, Inc. .....    1,900         39,292
 MainSource Financial Group,
   Inc. ......................    2,500         60,475
+Manhattan Associates,
  Inc. .......................    5,639        181,350
 The Manitowoc Co., Inc. .....    7,011        248,820
+ManTech International
  Corporation (Class A).......    1,400         33,586
 Manufactured Home
   Communities, Inc. .........    3,694        129,659
+Manufacturers' Services
  Limited.....................    2,200         10,626
+Manugistics Group, Inc. .....   15,100         92,261
+MapInfo Corporation..........    3,990         36,309
 Marcus Corporation...........    5,079         84,565
 Marine Products Corp.........      100          1,165
+MarineMax, Inc. .............    1,000         12,950
+Martek Biosciences
  Corporation.................    6,512        136,231
+Martha Stewart Living
  Omnimedia, Inc. (Class A)...    4,082         46,821
+Marvel Enterprises, Inc. ....    6,800         37,264
 Massey Energy Company........   17,600        223,520
+MasTec, Inc. ................    5,100         37,536
+Material Sciences
  Corporation.................    1,300         18,226
+Matria Healthcare, Inc. .....      600          4,932
+MatrixOne, Inc. .............   13,697         82,319
 Matthews International
   Corporation (Class A)......    7,273        169,825
+Mattson Technology, Inc. ....    6,099         28,177
+Maui Land & Pineapple
  Company, Inc. ..............    1,863         37,633
+Maverick Tube Corporation....   10,963        164,445
+Maxtor Corporation...........   55,100        249,052
+Maxwell Shoe Company Inc.
  (Class A)...................    2,600         41,210
+Maxygen Inc. ................    6,801         81,469
+McAfee.com Corporation.......    4,134         60,522
+McDATA Corporation (Class
  A)..........................   16,900        148,889
 McGrath Rentcorp.............    1,905         49,378
+Medarex, Inc. ...............   18,800        139,496
+MedCath Corporation..........    1,000         17,100

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
+The Med-Design Corporation...    3,326   $     43,038
 Medford Bancorp, Inc. .......    2,500         87,075
+Mediacom Communications
  Corporation.................   17,100        133,209
+Medical Staffing Network
  Holdings, Inc. .............    1,600         39,200
+The Medicines Company........    6,127         75,546
+Medis Technologies Ltd.......    4,660         36,856
+MedQuist Inc. ...............    2,296         61,120
+MedSource Technologies,
  Inc. .......................    1,100         13,475
+MemberWorks Incorporated.....    3,454         64,003
+The Men's Wearhouse, Inc. ...    9,361        238,706
 Mentor Corporation...........    6,272        230,239
+Mentor Graphics Corporation..   17,800        253,116
 Merchants Bancshares,
   Inc. ......................    1,900         53,998
+Mercury Computer Systems,
  Inc. .......................    6,756        146,403
+Meridian Medical
  Technologies, Inc. .........    1,300         46,930
+The Meridian Resource
  Corporation.................    9,211         34,265
 Meristar Hospitality Corp....   13,258        202,185
+Merit Medical Systems,
  Inc. .......................    4,300         88,709
+Meritage Corporation.........    2,200        100,430
+Merix Corporation............    3,673         31,514
+Mesa Air Group, Inc. ........    8,556         78,715
+Mesaba Holdings, Inc. .......    2,744         16,107
+Mestek, Inc. ................    2,000         38,200
+MetaSolv, Inc. ..............    6,208         24,397
 Methode Electronics..........    8,380        107,013
 Metris Companies Inc. .......    8,300         68,973
+Metro One Telecommunications,
  Inc. .......................    6,392         89,232
+Micro General Corporation....    2,100         35,049
+Micromuse, Inc. .............   19,800         91,872
+Micros Systems, Inc. ........    4,799        132,980
+Microsemi Corporation........    9,245         61,017
+Microtune, Inc. .............   12,109        107,891
 Mid-America Apartment
   Communities, Inc. .........    3,929        105,101
 Mid-Atlantic Realty Trust....    4,700         82,720
 Mid-State Bancshares.........    7,050        136,065
+Midas Group, Inc. ...........    3,042         38,055
 Middlesex Water Company......    3,187         83,722
 The Midland Company..........      929         46,887
+Midway Games Inc. ...........    9,474         80,529
 Midwest Banc Holdings,
   Inc. ......................    1,720         51,411
+Midwest Express Holdings.....    2,630         34,716
 Milacron Inc. ...............    5,272         53,511
 Millennium Chemicals Inc. ...   17,840        250,652
 Mills Corp...................    6,381        197,811
 Mine Safety Appliances
   Company....................    1,842         73,680
 Minerals Technologies,
   Inc. ......................    5,953        293,602
 Mission West Properties
   Inc. ......................    4,200         50,988
 Mississippi Valley
   Bancshares, Inc. ..........    1,695         87,682
+Mobile Mini, Inc. ...........    4,371         74,744
 Modine Manufacturing Co......    8,294        203,867
+Modtech Holdings, Inc. ......    1,000         12,590

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
+Molecular Devices
  Corporation.................    4,437   $     78,979
+Monaco Coach Corporation.....    6,924        147,481
+Monarch Casino & Resort,
  Inc. .......................    2,200         32,626
+Monolithic System Technology,
  Inc. .......................    4,100         45,141
+Monro Muffler Brake, Inc. ...      600         13,650
+Monterey Pasta Company.......    1,600         15,088
+Moog Inc. (Class A)..........    4,506        193,217
+Mossimo, Inc. ...............      300          2,691
+Mothers Work, Inc. ..........      200          7,860
 Movado Group, Inc. ..........    1,700         42,755
+Movie Gallery, Inc. .........    5,715        120,701
+Mueller Industries, Inc. ....    8,282        262,954
+Multimedia Games, Inc. ......    3,400         74,154
 Myers Industries, Inc. ......    4,256         72,948
+Mykrolis Corporation.........   12,900        152,349
+Myriad Genetics, Inc. .......    7,500        152,550
 NACCO Industries, Inc. (Class
   A).........................    1,487         86,395
+NATCO Group Inc. ............    5,700         49,590
 NBC Capital Corporation......    2,147         81,586
 NBT Bancorp Inc. ............    8,213        148,409
+NBTY Inc. ...................   12,814        198,361
+NCI Building Systems,
  Inc. .......................    5,368         95,550
+NCO Group, Inc. .............    6,161        134,187
 NDCHealth Corporation........    9,364        261,256
+NEON Communications, Inc. ...    1,669             50
+NIC Inc. ....................    1,200          1,776
 NL Industries, Inc. .........    2,434         37,119
 NN, Inc. ....................    3,165         40,512
+NPS Pharmaceuticals, Inc. ...    8,223        125,976
+NS Group, Inc. ..............    3,855         36,815
 NUI Corporation..............    4,483        123,283
+NYFIX, Inc. .................    8,553         72,701
 NYMAGIC, Inc. ...............    1,700         25,925
+Nabi Biopharmaceuticals......    9,854         52,906
+Nanometrics Incorporated.....    2,124         33,727
+NaPro Bio Therapeutics,
  Inc. .......................    9,200         60,352
 Nara Bancorp, Inc. ..........    2,100         48,321
 Nash-Finch Company...........    3,477        111,125
+Nassda Corporation...........      600          7,422
+Nastech Pharmaceutical
  Company.....................    1,300         21,359
+National Beverage Corp.......    1,895         26,530
 National Health Investors,
   Inc. ......................    5,229         83,664
 National Health Realty,
   Inc. ......................    2,800         52,360
+National Healthcare
  Corporation.................    2,400         48,600
 National Penn Bancshares,
   Inc. ......................    4,345        113,839
 National Presto Industries,
   Inc. ......................    1,350         43,200
+National Western Life
  Insurance Company (Class
  A)..........................      462         53,107
 Nationwide Health Properties,
   Inc. ......................   15,359        287,981
 Natures Sunshine Products,
   Inc. ......................    2,200         24,882

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
+Nautica Enterprises, Inc. ...    7,666   $     99,581
+The Nautilus Group, Inc. ....    8,663        265,088
+Navigant Consulting, Inc. ...    9,023         63,071
+Navigant International,
  Inc. .......................    4,511         69,785
+The Navigators Group,
  Inc. .......................    2,000         53,560
+Neoforma, Inc. ..............    1,100         14,289
+NeoPharm, Inc. ..............    4,300         54,051
+Neose Technologies, Inc. ....    4,363         47,557
+Net.B@nk, Inc. ..............   14,211        165,558
+Net2Phone, Inc. .............    5,680         24,254
+Netegrity, Inc. .............    9,955         61,323
+NetFlix Inc. ................    2,400         33,576
+NetIQ Corporation............   11,474        259,657
+NetRatings, Inc. ............    1,017          9,306
+Netro Corporation............   16,101         36,710
+NetScout Systems, Inc. ......    3,285         22,404
+NetScreen Technologies,
  Inc. .......................    1,600         14,688
+Network Plus Corp............    3,033              3
+Neurocrine Biosciences,
  Inc. .......................    8,632        247,307
+Neurogen Corporation.........    2,898         33,878
 New Century Financial
   Corporation................    5,200        181,844
 New England Business
   Services, Inc. ............    2,507         63,026
+New Focus, Inc. .............   17,168         50,989
 New Jersey Resources
   Corporation................    7,874        235,039
+Newpark Resources, Inc. .....   20,920        153,762
 Newport Corporation..........   11,035        172,808
+NewPower Holdings, Inc. .....    9,946            189
+Next Level Communications,
  Inc. .......................   11,400         11,514
+NextCard, Inc. ..............    7,215            123
+Nextel Partners, Inc. .......   16,100         43,792
 Nordson Corporation..........    6,310        155,605
+Nortek, Inc. ................    2,930        132,143
 North Pittsburgh Systems,
   Inc. ......................    4,321         69,525
 Northwest Bancorp, Inc. .....    2,667         35,231
 Northwest Natural Gas
   Company....................    7,399        212,721
+Northwest Pipe Company.......    2,700         63,207
 Northwestern Corporation.....    9,191        155,787
+Novadigm, Inc. ..............    5,828         42,370
 Novastar Financial, Inc. ....    3,700        132,275
+Novell, Inc. ................  100,676        323,170
+Noven Pharmaceuticals,
  Inc. .......................    6,531        166,541
+Nu Horizons Electronics
  Corp........................    2,500         20,725
 Nu Skin Enterprises, Inc.
   (Class A)..................   11,526        167,703
+Nuance Communications Inc. ..    6,134         25,640
+Nuevo Energy Company.........    4,611         72,854
+Numerical Technologies,
  Inc. .......................    4,309         17,214
+O'Charley's Inc. ............    5,484        138,745
+OMEGA Healthcare Investors,
  Inc. .......................    2,200         16,676
+ON Semiconductor
  Corporation.................    6,200         12,772
 ONEOK, Inc. .................   16,491        361,977
+ONYX Software Corporation....    9,673         32,695
+OPNET Technologies, Inc. ....    1,500         13,440

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
+OSI Pharmaceuticals, Inc. ...    9,900   $    240,669
+OSI Systems, Inc. ...........    2,500         49,575
+Oak Technology, Inc. ........   15,268         69,164
+Oakley, Inc. ................    6,300        109,620
+Oceaneering International,
  Inc. .......................    7,404        199,908
 OceanFirst Financial Corp....    2,596         62,667
+Octel Corp...................    2,000         50,700
+Ocular Sciences, Inc. .......    5,614        148,771
+Ocwen Financial Corporation..    7,965         43,808
+Odyssey Healthcare, Inc. ....    3,900        141,375
 Odyssey Re Holdings Corp.....    6,200        107,818
+OfficeMax, Inc. .............   31,100        183,179
+Offshore Logistics, Inc. ....    6,585        157,316
+Ohio Casualty Corporation....   15,815        330,534
+Oil States International,
  Inc. .......................    2,900         34,510
 Old Second Bancorp, Inc. ....    1,888         69,365
 Olin Corporation.............   12,558        278,160
 Omega Financial Corporation..    2,441         89,121
+Omnicell, Inc. ..............    2,100         14,679
+OmniSky Corporation..........      300              0
+OmniVision Technologies,
  Inc. .......................    4,800         68,352
+Omnova Solutions Inc. .......    9,895         83,118
+On Assignment, Inc. .........    7,025        125,045
 Oneida Ltd...................    4,164         79,741
+Onyx Pharmaceuticals,
  Inc. .......................    3,500         20,195
+Openwave Systems Inc. .......   48,300        270,963
+Oplink Communications,
  Inc. .......................   29,919         21,841
+Optical Communication
  Products, Inc. .............    1,283          1,565
+Option Care, Inc. ...........    4,881         67,065
+OraSure Technologies,
  Inc. .......................    6,059         39,384
+Orbital Sciences
  Corporation.................   11,035         87,949
+Oregon Steel Mills, Inc. ....    6,071         36,426
 Oriental Financial Group
   Inc. ......................    2,677         67,889
+OrthoLogic Corp..............    6,000         33,180
 OshKosh B'Gosh, Inc. (Class
   A).........................    3,002        130,557
 Oshkosh Truck Corporation....    4,363        257,897
+Osmonics, Inc. ..............    1,800         28,620
 Otter Tail Company...........    6,486        204,439
+Overland Storage, Inc. ......    3,100         48,980
 Overseas Shipholding Group,
   Inc. ......................    7,898        166,490
+Overstock.com, Inc. .........    1,700         23,885
+Overture Services, Inc. .....   14,253        356,040
 Owens & Minor, Inc. .........    9,898        195,584
 Oxford Industries, Inc. .....    1,521         42,588
+P.A.M. Transportation
  Services, Inc. .............      200          4,804
+P.F. Chang's China Bistro,
  Inc. .......................    5,308        166,777
 P.H. Glatfelter Company......    2,901         54,539
+PAREXEL International
  Corporation.................    8,097        112,629
+PC Connection, Inc. .........    1,059          4,342
+PC-Tel, Inc. ................    5,826         39,436
+PDF Solutions, Inc. .........    2,300         16,813
+PDI, Inc. ...................    2,421         37,501

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
+PEC Solutions, Inc. .........    1,777   $     42,506
 PFF Bancorp, Inc. ...........    2,944        113,050
+PICO Holdings, Inc. .........    3,297         54,631
+PLATO Learning, Inc. ........    6,400         63,168
+PLX Technology, Inc. ........    4,986         21,191
 PMA Capital Corporation
   (Class A)..................    6,506        137,602
 PNM Resources Inc. ..........   10,519        254,560
+POZEN Inc. ..................    8,800         45,232
+PRAECIS Pharmaceuticals
  Incorporated................   18,817         65,483
+PRG-Schultz International,
  Inc. .......................   11,413        140,494
+PRIMEDIA Inc. ...............   35,100         42,822
 PS Business Parks, Inc. .....    2,508         87,655
+PSS World Medical, Inc. .....   20,773        168,261
+PTEK Holdings, Inc. .........   11,000         63,030
 Pacific Capital Bancorp......   13,033        311,228
+Pacific Gulf Resources.......    4,517          4,517
 Pacific Northwest Bancorp....    5,108        159,983
+Pacific Sunwear of
  California, Inc. ...........    8,768        194,387
+Pacific Union Bank...........    4,400         76,912
+PacifiCare Health Systems,
  Inc. .......................   10,100        274,720
+Packeteer, Inc. .............    6,507         28,761
+Pain Therapeutics, Inc. .....    4,600         38,456
+Palm Harbor Homes, Inc. .....    4,105         81,521
+Palm, Inc. ..................  160,500        282,480
 Pan Pacific Retail
   Properties, Inc. ..........   10,328        353,011
+Panera Bread Company (Class
  A)..........................    6,400        222,400
+Papa John's International,
  Inc. .......................    4,548        151,858
+Paradyne Networks, Inc. .....    4,000         15,840
+Parametric Technology
  Corporation.................   78,700        269,941
 Park Electrochemical Corp....    4,949        131,149
+Parker Drilling Company......   22,581         73,840
+ParkerVision, Inc. ..........    1,869         35,847
 Parkvale Financial
   Corporation................    2,200         63,008
 Parkway Properties, Inc. ....    1,804         65,630
+Partners Trust Financial
  Group, Inc. ................      700         11,200
+Party City Corporation.......    2,700         44,010
+Pathmark Stores, Inc. .......    9,842        185,128
 Patina Oil & Gas
   Corporation................    7,626        209,181
+Paxar Corporation............    9,282        155,474
+Paxson Communications
  Corporation.................    8,968         49,324
+Payless ShoeSource, Inc. ....    6,100        351,665
 Peapack-Gladstone Financial
   Corporation................    1,200         73,440
+Pediatrix Medical Group,
  Inc. .......................    6,900        172,500
+Peets Coffee & Tea Inc. .....    3,400         62,594
+Pegasus Systems, Inc. .......    8,039        140,683
+Pegasystems Inc. ............      500          4,510
 Penford Corporation..........    1,000         18,100
 Penn Engineering &
   Manufacturing Corp.........    2,256         39,300

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
+Penn National Gaming,
  Inc. .......................    9,978   $    181,101
+The Penn Traffic Company.....    1,100         11,000
 Penn Virginia Corporation....    2,279         88,835
 PennFed Financial Services,
   Inc. ......................    1,400         39,060
 PennRock Financial Services
   Corp.......................    1,100         35,970
 Pennsylvania Real Estate
   Investment Trust...........    3,279         88,894
 Penton Media, Inc. ..........    4,304          9,254
+Penwest Pharmaceuticals
  Co..........................    3,100         60,450
 Peoples Bancorp Inc. ........    1,500         44,580
 The Peoples Holding
   Company....................    1,655         67,855
 The Pep Boys - Manny, Moe &
   Jack.......................   14,010        236,069
+Per-Se Technologies, Inc. ...    8,798         80,933
+Peregrine Pharmaceuticals,
  Inc. .......................   24,855         28,832
+Pericom Semiconductor
  Corporation.................    5,693         65,982
+Perrigo Company..............   19,115        248,495
+Petroleum Helicopters, Inc.
  (Voting Shares).............    1,400         46,816
+PetroQuest Energy, Inc. .....    5,486         30,557
+Pharmaceutical Resources,
  Inc. .......................    5,300        147,234
+Pharmacopeia, Inc. ..........    8,285         70,580
+Philadelphia Consolidated
  Holding Corp................    5,356        242,841
 Phillips-Van Heusen
   Corporation................    6,754        105,362
+Phoenix Technologies Ltd.....    6,062         60,620
+Photon Dynamics, Inc. .......    4,962        148,860
+Photronics, Inc. ............    7,379        139,758
 Piedmont Natural Gas Company,
   Inc. ......................    8,941        330,638
 Pilgrim's Pride
   Corporation................    2,969         41,566
+Pinnacle Entertainment,
  Inc. .......................    6,964         74,027
+Pinnacle Holdings Inc. ......   10,081            101
+Pinnacle Systems, Inc. ......   17,991        197,703
 Pioneer-Standard Electronics,
   Inc. ......................   10,063        104,555
+Pixelworks, Inc. ............    9,564         80,242
+Plains Resources Inc. .......    6,950        185,913
+Planar Systems Inc. .........    4,429         85,258
+Plantronics, Inc. ...........   10,010        190,290
+Playboy Enterprises, Inc. ...    3,707         47,264
+Playtex Products, Inc. ......    6,576         85,159
+Plexus Corporation...........   11,261        203,824
+Plug Power Inc. .............    3,200         25,312
+PolyMedica Corporation.......    3,157         80,630
 PolyOne Corporation..........   22,967        258,379
+Pomeroy Computer Resources,
  Inc. .......................    1,700         24,786
 Pope & Talbot, Inc. .........    5,744        107,585
 Port Financial Corp..........    1,399         56,086
+Portal Software, Inc. .......   31,200         23,400
+Possis Medical, Inc. ........    4,988         61,597
 Post Properties, Inc. .......   10,386        313,242

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
 Potlatch Corporation.........    8,097   $    275,460
+Powell Industries, Inc. .....    1,931         46,827
+Power Integrations, Inc. ....    7,632        136,605
+Power-One, Inc. .............   13,700         85,214
+Powerwave Technologies,
  Inc. .......................   17,377        159,173
+PracticeWorks, Inc. .........    3,800         70,110
+Pre-Paid Legal Services,
  Inc. .......................    4,448         88,515
 Prentiss Properties Trust....    8,250        261,938
 Presidential Life,
   Corporation................    5,993        121,478
+Presstek, Inc. ..............    8,940         35,760
+Price Communications
  Corporation.................   14,004        224,064
+Price Legacy Corporation.....    9,900         38,115
+Priceline.com Incorporated...   36,800        102,672
+PriceSmart, Inc. ............    1,116         43,022
+Prima Energy Corporation.....    2,943         67,071
+Prime Hospitality Corp.......   13,090        170,039
+Prime Medical Services,
  Inc. .......................    5,300         61,586
+The Princeton Review,
  Inc. .......................    2,500         22,850
+Priority Healthcare
  Corporation (Class B).......    7,600        178,600
+Private Media Group, Inc. ...    7,217         20,641
 PrivateBancorp, Inc. ........    1,800         54,270
+ProAssurance Corporation.....    5,023         88,405
+ProBusiness Services,
  Inc. .......................    5,791         84,369
+Progress Software
  Corporation.................   10,208        150,660
+Projenics Pharmaceuticals,
  Inc. .......................    1,500         18,435
+ProQuest Company.............    4,074        144,423
 Prosperity Bancshares,
   Inc. ......................    1,900         34,616
+Protection One, Inc. ........    3,300          9,075
+Protein Design Labs, Inc. ...   24,500        266,070
+Proton Energy Systems,
  Inc. .......................    8,934         28,678
 Provident Bancorp, Inc. .....      900         25,236
 Provident Bancshares
   Corporation................    7,514        178,007
+Province Healthcare Company..   13,336        298,193
+Proxim Corporation (Class
  A)..........................   32,834         98,469
+ProxyMed, Inc. ..............      600         12,390
 Pulitzer Inc. ...............    3,055        158,555
+Pure Resources, Inc. ........    3,984         82,867
+Q-Med, Inc. .................      800          6,688
+QRS Corporation..............    2,928         22,809
+QuadraMed Corporation........    5,800         40,542
 Quaker Chemical Corporation..    1,800         44,100
+Quaker City Bancorp, Inc. ...    1,200         49,704
+Quaker Fabric Corporation....    4,602         71,326
 Quanex Corporation...........    4,405        192,499
+Quanta Services, Inc. .......   10,500        103,635
+Quantum Corporation - DLT &
 Storage Systems..............   35,700        149,940
+Quest Software, Inc. ........    9,800        142,394
+Quicksilver Resources
  Inc. .......................    2,810         72,639
+Quidel Corporation...........    4,600         31,694
+Quiksilver, Inc. ............    6,275        155,620
 Quixote Corporation..........    1,900         32,205
+Quovadx, Inc. ...............    4,000         25,120
 R & G Financial Corporation
   (Class B)..................    4,941        117,151

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
+R.H. Donnelley Corporation...    7,533   $    210,698
 RAIT Investment Trust........    3,600         85,428
+RARE Hospitality
  International, Inc. ........    5,718        153,929
+RCN Corporation..............   16,900         22,984
+REMEC, Inc. .................   13,059         73,261
+REX Stores Corporation.......    1,400         19,334
 RFS Hotel Investors, Inc. ...    9,020        122,131
 RLI Corp.....................    1,477         75,327
+RMH Teleservices, Inc. ......    2,200         15,114
 RPC, Inc. ...................    3,200         37,760
+RSA Security Inc. ...........   10,200         49,062
+RTI International Metals,
  Inc. .......................    4,013         48,758
+Racing Champions Ertl
  Corporation.................    3,200         56,768
+Radiant Systems, Inc. .......    4,357         56,772
+Radiologix, Inc. ............    4,300         65,575
+RadiSys Corporation..........    4,042         47,008
+RailAmerica, Inc. ...........    7,802         84,418
+Rainbow Technologies,
  Inc. .......................    6,923         34,061
+Raindance Communications,
  Inc. .......................    9,600         55,200
+Ralcorp Holdings, Inc. ......    8,682        271,313
+Rambus Inc. .................   23,084         94,414
 Ramco-Gershenson Properties
   Trust......................    1,300         26,195
+Range Resources Corporation..   11,237         62,927
+Rayovac Corporation..........   10,364        192,045
+Raytech Corporation..........    9,200         83,260
+Read-Rite Corporation........   35,290         16,939
 Realty Income Corporation....    9,039        333,720
+Red Hat, Inc. ...............   30,697        180,191
+Redback Networks Inc. .......   45,200         80,908
 Redwood Trust, Inc. .........    3,895        122,693
 Regal-Beloit Corporation.....    6,751        164,117
+Regeneron Pharmaceuticals,
  Inc. .......................   10,419        151,180
+Regent Communications,
  Inc. .......................    7,271         51,326
 Regis Corporation............   13,335        360,298
+Register.com, Inc. ..........    7,200         54,864
+RehabCare Group, Inc. .......    4,495        108,015
 Reliance Steel & Aluminum
   Co.........................    6,947        211,884
+RemedyTemp, Inc. (Class A)...    2,800         50,960
+Remington Oil & Gas
  Corporation.................    7,120        141,830
+Renaissance Learning,
  Inc. .......................    2,549         51,541
+Rent-Way, Inc. ..............    6,178         79,820
 Republic Bancorp, Inc. ......   13,876        207,307
 Republic Bancorp, Inc. (Class
   A).........................    3,909         46,087
+Republic Bancshares, Inc. ...    2,534         51,111
+Res-Care, Inc. ..............    1,400          9,268
+Research Frontiers
  Incorporated................    2,304         34,240
+ResMed Inc. .................    8,300        244,020
 Resource America, Inc. (Class
   A).........................    4,349         45,838
+Resources Connection,
  Inc. .......................    4,716        127,285
+Respironics, Inc. ...........    9,190        312,920

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
+Restoration Hardware,
  Inc. .......................    6,500   $     57,525
+Retek Inc. ..................   14,500        352,350
+Revlon, Inc. (Class A).......    5,037         24,933
 Richardson Electronics,
   Ltd........................      200          2,146
+Rigel Pharmaceuticals,
  Inc. .......................    4,900         17,885
 Riggs National Corporation...    4,101         61,146
+Right Management Consultants,
  Inc. .......................    3,910        102,829
+Rita Medical Systems,
  Inc. .......................    1,600         16,192
+Riverstone Networks, Inc. ...   39,400        123,322
 Riviana Foods Inc. ..........    1,787         45,317
 Roadway Express, Inc. .......    4,031        144,834
 Roanoke Electric Steel
   Corporation................    4,300         66,392
 Robbins & Myers, Inc. .......    3,312         86,278
+The Robert Mondavi
  Corporation (Class A).......    3,342        114,397
 Rock-Tenn Company (Class A)..    3,280         60,188
+Rogers Corporation...........    4,555        124,397
 Rollins, Inc. ...............    4,112         83,638
 Roper Industries, Inc. ......    8,521        317,833
+Roxio, Inc. .................    6,396         46,051
 Royal Bancshares of
   Pennsylvania, Inc. ........    2,029         43,441
 Royal Gold, Inc. ............    5,200         71,032
 Ruddick Corporation..........    9,169        155,506
+Rudolph Technologies,
  Inc. .......................    3,173         79,103
 Russ Berrie and Company,
   Inc. ......................    2,947        104,324
 Russell Corporation..........    7,417        142,777
+Ryan's Family Steak Houses,
  Inc. .......................   13,200        174,372
 Ryerson Tull, Inc. ..........    4,893         56,906
 S&T Bancorp, Inc. ...........    6,863        185,301
 S.Y. Bancorp, Inc. ..........    1,300         53,235
+S1 Corporation...............   20,622        152,397
+SBS Technologies, Inc. ......    3,988         48,849
+SCM Microsystems, Inc. ......    4,534         60,665
+SCP Pool Corporation.........    6,673        185,242
+SEACOR SMIT Inc. ............    5,008        237,129
 SEMCO Energy, Inc. ..........    6,487         58,707
+SERENA Software, Inc. .......    5,097         69,815
+SIPEX Corporation............    5,761         28,166
+SITEL Corporation............   16,488         52,102
 SJW Corp.....................      558         45,198
 SL Green Realty Corp.........    7,232        257,821
+SONICblue Incorporated.......   24,932         25,680
+SOURCECORP, Incorporated.....    4,453        118,005
+SPS Technologies, Inc. ......    3,044        116,189
+SPSS Inc. ...................    2,589         40,233
+SRA International, Inc.
  (Class A)...................    2,000         53,960
+SS&C Technologies, Inc. .....    1,100         15,433
 SWS Group, Inc. .............    3,904         76,596
+Safeguard Scientifics,
  Inc. .......................   28,147         56,294
+Saga Communications, Inc.
  (Class A)...................    3,433         77,243
+Salem Communications
  Corporation (Class A).......    2,683         66,726
+Salix Pharmaceuticals,
  Ltd.........................    4,300         65,618

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
+Salton, Inc. ................    3,696   $     53,038
+Sanchez Computer Associates,
  Inc. .......................    2,699         12,038
 Sanderson Farms, Inc. .......    1,500         37,515
+SanDisk Corporation..........   16,400        203,360
 Sandy Spring Bancorp,
   Inc. ......................    3,514        112,975
+Sangamo Biosciences, Inc. ...    2,300         13,524
+SangStat Medical
  Corporation.................    8,339        191,630
 Santander BanCorp............    1,235         21,057
+Sapient Corporation..........   30,192         32,004
 Sauer-Danfoss, Inc. .........    2,273         25,821
 Saul Centers, Inc. ..........    2,322         60,140
+Saxon Capital, Inc. .........    9,200        149,684
+ScanSoft, Inc. ..............   16,600        122,840
+ScanSource, Inc. ............    1,400         85,974
 Schawk, Inc. ................    4,400         47,080
 Schnitzer Steel Industries,
   Inc. (Class A).............    2,200         49,104
+School Specialty, Inc. ......    4,954        131,578
 Schweitzer-Manduit
   International, Inc. .......    4,320        106,272
+Scientific Games
  Corporation.................    8,300         65,902
+Scios Inc. ..................   13,000        397,930
 Seaboard Corporation.........       12          2,981
+SeaChange International,
  Inc. .......................    7,908         69,432
 Seacoast Banking Corporation
   of Florida.................    1,050         60,617
 Seacoast Financial Services
   Corporation................    7,902        198,103
+Seattle Genetics, Inc. ......    2,000         10,420
 Second Bancorp,
   Incorporated...............    2,317         63,254
+Secure Computing
  Corporation.................    9,788         73,899
+SeeBeyond Technology
  Corporation.................   14,727         45,654
+Select Medical Corporation...    3,900         61,074
 Selective Insurance Group,
   Inc. ......................    7,411        209,954
+Seminis, Inc. (Class A)......    7,700         28,028
+Semitool, Inc. ..............    3,441         28,079
 Senior Housing Properties
   Trust......................   11,714        183,910
 Sensient Technologies
   Corporation................   12,657        288,073
+Sepracor Inc. ...............   18,900        180,495
+Sequa Corporation (Class
  A)..........................    1,465         95,796
+Sequenom Inc. ...............    9,081         32,056
+Serologicals Corporation.....    7,172        131,176
+Service Corporation
  International...............   81,200        392,196
+Sharper Image Corporation....    2,600         52,390
 Shenandoah Telecommunications
   Company....................      500         26,860
+Shoe Carnival, Inc. .........    1,200         25,608
+ShopKo Stores, Inc. .........    9,198        185,800
+Shuffle Master, Inc. ........    6,100        112,057
 Shurgard Storage Centers,
   Inc. (Class A).............    9,189        318,858
+Sierra Health Services,
  Inc. .......................    7,826        174,911
 Sierra Pacific Resources.....   31,577        246,301

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
+Silgan Holdings Inc. ........    3,400   $    137,496
+Silicon Graphics, Inc. ......   55,207        162,309
+Silicon Image, Inc. .........   18,176        111,237
+Silicon Laboratories Inc. ...    7,100        192,126
+Silicon Storage Technology,
  Inc. .......................   20,958        163,472
+Siliconix Incorporated.......    1,700         47,090
 Simmons First National
   Corporation (Class A)......    2,100         89,439
+Simpson Manufacturing Co.,
  Inc. .......................    2,133        121,858
+Sinclair Broadcast Group,
  Inc. (Class A)..............   10,064        145,314
+Sirius Satellite Radio
  Inc. .......................   22,927         86,412
+Skechers U.S.A., Inc. (Class
  A)..........................    4,855        104,917
+SkillSoft Corporation........    4,232         33,221
 Skyline Corporation..........    1,401         46,233
+Skyworks Solutions, Inc. ....   14,633         81,213
+Smart & Final Inc. ..........    2,629         20,506
+Sola International Inc. .....    6,300         72,450
 Solutia Inc. ................   28,254        198,343
+Somera Communications,
  Inc. .......................   11,274         80,496
+Sonic Corp. .................   10,576        332,192
+Sonic Innovations, Inc. .....    1,200          8,484
+SonicWALL, Inc. .............   13,941         69,984
+SonoSite, Inc. ..............    5,215         75,252
+Sonus Networks, Inc. ........   58,700        118,574
+Sotheby's Holdings, Inc.
  (Class A) ..................   11,736        167,238
+SoundView Technology Group,
  Inc. .......................   21,644         36,795
 The South Financial Group,
   Inc. ......................   12,638        283,205
 South Jersey Industries,
   Inc. ......................    3,266        110,228
 Southern Peru Limited........    4,302         64,487
+Southern Union Company.......   10,256        174,352
 Southwest Bancorp, Inc. .....    2,400         65,354
+Southwest Bancorporation of
  Texas, Inc. ................    8,824        319,605
 Southwest Gas Corporation....    8,590        212,603
 Southwest Water Company......    3,900         73,827
+Southwestern Energy Company..    7,424        112,771
 Sovran Self Storage, Inc. ...    3,604        123,149
+Spanish Broadcasting System,
  Inc. (Class A)..............   11,684        116,840
 Spartan Motors, Inc. ........    3,800         58,216
 Spartech Corporation.........    5,054        137,620
+Specialty Laboratories,
  Inc. .......................    1,824         15,322
+SpectraLink Corporation......    4,280         45,539
+Spectrian Corporation........    4,481         46,468
+SpeechWorks International
  Inc. .......................    5,576         20,514
+SpeedFam-IPEC, Inc. .........    5,200         27,248
+Speedway Motorsports,
  Inc. .......................    3,155         80,232
+Spherion Corporation.........   17,129        203,835
 Spiegel, Inc. (Class A)......    8,960          6,541
+Spinnaker Exploration
  Company.....................    6,187        222,856
+The Sports Authority,
  Inc. .......................    8,400         95,424

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
+Sports Resorts International,
  Inc. .......................    4,900   $     26,460
 St. Francis Capital
   Corporation................    2,100         52,059
 St. Mary Land & Exploration
   Company....................    8,926        213,590
+Stage Stores, Inc. ..........    5,300        184,122
+Stamps.com Inc. .............   10,207         45,217
 Standard Commercial
   Corporation................    2,200         47,740
+Standard Microsystems
  Corporation.................    4,960        117,106
 Standard Motor Products,
   Inc. ......................    1,900         32,205
 Standard Pacific Corp. ......    9,330        327,296
 The Standard Register
   Company....................    4,345        148,556
 Standex International
   Corporation................    3,131         78,588
+Stanley Furniture Company,
  Inc. .......................      800         21,400
+StarMedia Network, Inc. .....    8,765            351
+StarTek, Inc. ...............    2,340         62,572
 State Auto Financial
   Corporation................    2,412         39,557
 State Bancorp, Inc. .........    3,300         57,915
 Staten Island Bancorp,
   Inc. ......................   15,984        306,893
+Station Casinos, Inc. .......    8,821        157,455
+The Steak 'n Shake Company...    5,328         83,383
+Steel Dynamics, Inc. ........   10,397        171,239
+Stein Mart, Inc. ............    5,524         65,570
+Steinway Musical Instruments,
  Inc. .......................    1,200         25,680
 Stepan Company...............    1,755         49,596
+Stericycle, Inc. ............    9,784        346,451
 Sterling Bancorp.............    1,940         69,258
 Sterling Bancshares, Inc. ...   12,576        185,748
 Sterling Financial
   Corporation (PA)...........    3,950         98,592
+Sterling Financial
  Corporation (Spokane).......    2,300         44,758
+Steve Madden, Ltd............    3,612         71,622
 Stewart & Stevenson Services,
   Inc. ......................    9,424        167,182
+Stewart Enterprises, Inc.
  (Class A)...................   24,824        158,129
+Stewart Information Services
  Corporation.................    3,722         76,487
+Stillwater Mining Company....   11,317        184,241
+Stone Energy Corporation.....    6,678        268,790
+Stoneridge, Inc. ............    3,487         65,207
+StorageNetworks, Inc. .......   26,200         51,588
+Stratos Lightwave, Inc. .....   21,217         33,947
+Strattec Security
  Corporation.................      700         38,724
 Strayer Education, Inc. .....    2,492        158,491
 The Stride Rite
   Corporation................   11,535         92,280
 Sturm, Ruger & Company,
   Inc. ......................    5,678         80,344
 Suffolk Bancorp..............    2,700         98,550
 Summit Bancshares, Inc. .....    2,400         58,296
 Summit Properties Inc. ......    6,419        149,884
 Sun Bancorp, Inc. ...........    2,400         58,776

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
+Sun Bancorp, Inc. (NJ).......    3,400   $     47,226
 Sun Communities, Inc. .......    4,043        168,795
+Sunrise Assisted Living,
  Inc. .......................    5,237        140,352
+SuperGen, Inc. ..............    8,582         62,305
+Superior Energy Services,
  Inc. .......................   11,905        120,836
 Superior Financial Corp......    3,100         59,365
 Superior Industries
   International, Inc. .......    5,899        272,121
+Supertex, Inc. ..............    1,867         32,897
+SureBeam Corporation (Class
  A)..........................    3,586         19,580
 SureWest Communications......    3,300        175,329
+SurModics, Inc. .............    4,363        113,394
 Susquehanna Bancshares,
   Inc. ......................   11,104        252,172
+Swift Energy Company.........    7,917        125,009
+Sybron Dental Specialties,
  Inc. .......................   10,500        194,250
+Sycamore Networks, Inc. .....   46,500        179,490
+Sykes Enterprises,
  Incorporated................    5,761         44,296
+Sylvan Learning System,
  Inc. .......................   10,128        201,952
+Symyx Technologies...........    6,679         92,972
+Synaptics Incorporated.......      600          4,524
+Syncor International
  Corporation.................    5,606        176,589
+Synplicity, Inc. ............    5,300         24,274
+Syntel, Inc. ................      883         10,914
+Syntroleum Corporation.......    8,809         25,370
+Sypris Solutions, Inc. ......      600         10,932
+Systems & Computer Technology
  Corporation.................    8,992        121,482
+TALK America Holdings,
  Inc. .......................   24,000         99,120
 TALX Corporation.............    4,320         81,907
+TBC Corporation..............    4,700         74,636
+TETRA Technologies, Inc. ....    4,661        123,750
+THQ Inc. ....................   11,425        340,694
+TIBCO Software Inc. .........   21,100        117,316
+TRC Companies, Inc. .........    2,500         51,375
+TTM Technologies, Inc. ......    2,200         11,528
+Take-Two Interactive
  Software, Inc. .............   11,014        226,778
 Tanger Factory Outlet
   Centers, Inc. .............    1,561         46,050
+Tanox, Inc. .................    6,945         75,214
 Taubman Centers, Inc. .......    9,708        148,047
+Techne Corporation...........   12,629        356,390
+Technical Olympic USA,
  Inc. .......................      300          4,761
 Technitrol, Inc. ............   10,761        250,731
 Tecumseh Products Company
   (Class A)..................    4,828        256,270
+Tejon Ranch Co...............    1,315         42,869
+Tekelec......................   14,900        119,647
+Teledyne Technologies
  Incorporated................    8,834        182,069
+TeleTech Holdings, Inc. .....   11,389        108,651
+Telik, Inc. .................    8,532        106,650
+Tellium, Inc. ...............   12,300         11,439
 Tennant Company..............    2,637        104,425
+Tenneco Automotive Inc. .....    8,800         58,080

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
+Terayon Communication
  Systems, Inc. ..............   18,976   $     25,238
+Terex Corporation............   10,643        239,361
+Terra Industries, Inc. ......   17,800         37,024
+Tesoro Petroleum
  Corporation.................   20,765        160,929
+Tetra Tech, Inc. ............   15,831        232,716
+Texas Biotechnology
  Corporation.................    9,796         38,204
 Texas Industries, Inc. ......    6,145        193,506
 Texas Regional Bancshares,
   Inc. (Class A).............    4,712        233,758
+Theragenics Corporation......    6,932         58,437
+Therasense, Inc. ............    7,100        131,137
+Therma-Wave Inc. ............    8,331         94,890
 Thomas & Betts Corporation...   13,652        253,927
 Thomas Industries Inc. ......    3,999        115,171
 Thomas Nelson, Inc. .........      900          9,504
 Thor Industries, Inc. .......    2,221        158,268
+Thoratec Laboratories
  Corporation.................   12,747        114,596
 Thornburg Mortgage, Inc. ....   12,100        238,128
+Three-Five Systems, Inc. ....    5,156         58,778
 Three Rivers Bancorp,
   Inc. ......................    1,300         23,153
+Tier Technologies, Inc.
  (Class B)...................    5,100         90,882
+Time Warner Telecom Inc.
  (Class A)...................   16,700         28,056
+TiVo Inc. ...................    5,894         21,867
+Toll Brothers, Inc. .........    1,100         32,230
+Tollgrade Communications,
  Inc. .......................    3,741         54,880
+Tom Brown, Inc. .............   10,415        295,265
 Tompkins Trustco, Inc. ......    1,700         82,790
+Too Inc. ....................    9,166        282,313
+The Topps Company, Inc. .....   10,791        108,557
 The Toro Company.............    3,599        204,567
+Touch America Holdings,
  Inc. .......................   30,394         83,584
+Tower Automotive, Inc. ......   16,471        229,770
 Town & Country Trust.........    3,163         70,851
+Tractor Supply Company.......    2,200        156,178
+Trammell Crow Company........    6,978        100,832
+Trans World Entertainment
  Corporation.................    5,730         33,406
+Transaction Systems
  Architects, Inc. (Class
  A)..........................   10,485        123,304
+Transcontinental Realty
  Investors, Inc. ............    2,100         41,622
+Transkaryotic Therapies,
  Inc. .......................    8,140        293,447
+Transmeta Corporation........   36,600         86,010
+TransMontaigne Inc. .........    8,031         48,588
 Tredegar Corporation.........    6,545        158,062
 Tremont Corporation..........    1,100         32,780
+Trex Company, Inc. ..........    1,509         47,383
+Triad Guaranty Inc. .........    2,276         99,074
+Triangle Pharmaceuticals,
  Inc. .......................    9,106         24,677
+Triarc Companies, Inc. ......    3,825        105,570
 TriCo Bancshares.............    2,300         60,904
+Trico Marine Services,
  Inc. .......................    7,706         52,324
+Trikon Technologies, Inc. ...    2,800         25,172
+Trimble Navigation Limited...    8,304        128,712

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
+Trimeris, Inc. ..............    4,138   $    183,686
 Trinity Industries, Inc. ....   11,450        237,244
+TriPath Imaging, Inc. .......    9,032         39,470
+Tripos, Inc. ................    2,700         58,860
+TriQuint Semiconductor,
  Inc. .......................   36,136        231,632
+Triton PCS Holdings, Inc.
  (Class A)...................    3,300         12,870
+Triumph Group, Inc. .........    4,579        204,223
+The TriZetto Group, Inc. ....    7,208         61,628
+Tropical Sportswear Int'l
  Corporation.................    1,900         42,161
 Troy Financial Corporation...    1,645         49,515
 TrustCo Bank Corp NY.........   20,216        266,245
 The Trust Company of New
   Jersey.....................    5,380        138,261
+Tuesday Morning Corporation..    1,890         35,078
+Tularik Inc. ................   12,795        117,330
 Tupperware Corporation.......   15,974        332,099
+Turnstone Systems, Inc. .....    7,886         29,415
+Tweeter Home Entertainment
  Group, Inc. ................    6,430        105,066
+Tyler Technologies, Inc. ....    6,400         34,048
+U.S. Concrete, Inc. .........    8,600         56,502
+U.S. Industries, Inc. .......   22,750         78,488
+U.S. Physical Therapy,
  Inc. .......................    3,650         74,132
 U.S. Restaurant Properties,
   Inc. ......................    5,700         94,449
+U.S. Xpress Enterprises, Inc.
  (Class A)...................    3,200         41,952
 U.S.B. Holding Co., Inc. ....    3,284         66,829
 UAL Corporation..............   15,200        173,888
 UCBH Holdings, Inc. .........    5,849        222,320
 UGI Corporation..............    8,056        257,309
+UICI.........................   11,239        227,028
 UIL Holdings Corporation.....    3,600        196,056
 UMB Financial Corporation....    4,276        200,416
+UNOVA, Inc. .................   12,009         77,938
+URS Corporation..............    4,877        136,556
+US Airways Group, Inc. ......   22,600         83,620
+US Oncology, Inc. ...........   23,223        193,448
+US Unwired Inc. (Class A)....   21,280         59,584
 USEC Inc. ...................   26,359        231,959
 USFreightways Corporation....    7,802        295,462
+USG Corporation..............   10,700         76,505
+UbiquiTel Inc. ..............   17,100         11,799
+Ulticom, Inc. ...............    2,440         16,543
+Ultimate Electronics,
  Inc. .......................    3,819         98,950
+Ultratech Stepper, Inc. .....    7,590        122,882
 Umpqua Holdings Corporation..    4,568         84,417
+Unifi, Inc. .................   14,572        158,835
 UniFirst Corporation.........    1,400         35,420
+Unilab Corporation...........    6,000        164,340
 Union Bankshares
   Corporation................    3,100         81,933
 UniSource Energy
   Corporation................    8,483        157,784
+Unit Corporation.............    9,808        170,169
+United Auto Group, Inc. .....    4,131         86,338
 United Bankshares, Inc. .....   11,305        332,141
 United Community Banks,
   Inc. ......................    4,000        118,480

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
 United Community Financial
   Corp.......................    9,073   $     84,923
+United Defense Industries,
  Inc. .......................    5,300        121,900
 United Fire & Casualty
   Company....................    1,500         56,670
 United Industrial
   Corporation................    2,800         61,180
 United National Bancorp......    4,091         94,093
+United Natural Foods,
  Inc. .......................    6,490        126,555
+United Online, Inc. .........    7,200         86,544
+United Stationers, Inc. .....    8,749        265,970
+United Surgical Partners
  International, Inc. ........    4,900        151,802
+United Therapeutics
  Corporation.................    5,446         67,313
 Unitil Corporation...........      600         17,928
+Universal American Financial
  Corp........................    6,800         45,628
+Universal Compression
  Holdings, Inc. .............    4,726        113,377
 Universal Corporation........    8,156        299,325
+Universal Display
  Corporation.................    3,407         28,278
+Universal Electronics
  Inc. .......................    3,886         58,135
 Universal Forest Products,
   Inc. ......................    4,134         96,818
 Universal Health Realty
   Income Trust...............    2,627         69,353
 Unizan Financial Corp........    6,419        137,431
+Urban Outfitters, Inc. ......    2,600         90,272
+Urologix, Inc. ..............    3,625         46,364
 Urstadt Biddle Properties
   (Class A)..................    5,500         62,700
+USinternetworking, Inc. .....    4,300              0
+VCA Antech, Inc. ............    3,900         60,684
+VIB Corp.....................    5,000         65,050
+VISX, Incorporated...........   13,986        152,447
+VIVUS, Inc. .................    7,500         50,775
+Vail Resorts, Inc. ..........    1,756         30,028
 Valhi, Inc. .................    6,100         95,343
 Valmont Industries, Inc. ....    3,958         80,466
 Value Line, Inc. ............      400         16,452
+ValueClick, Inc. ............   15,600         50,544
+ValueVision International,
  Inc. (Class A)..............    6,056        109,916
+Vans, Inc. ..................    6,883         55,897
+Varian Inc. .................    9,035        297,703
+Varian Semiconductor
  Equipment Associates,
  Inc. .......................    9,042        306,795
+Vastera, Inc. ...............    7,000         30,730
 Vector Group Ltd.............    6,713        118,149
+Veeco Instruments Inc. ......    7,227        167,016
+Ventana Medical Systems,
  Inc. .......................    3,180         69,801
 Ventas, Inc. ................   17,705        225,739
+Verint Systems Inc. .........    2,300         25,984
+Veritas DGC Inc. ............   10,397        131,002
+Verity, Inc. ................    7,567         83,918
+Versicor, Inc. ..............    4,806         64,641
 Vesta Insurance Group,
   Inc. ......................    7,200         30,816
+ViaSat, Inc. ................    6,901         58,175
+Viasys Healthcare Inc. ......    6,400        111,680

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
+Viasystems Group, Inc. ......   12,148   $        850
+Vical Incorporated...........    4,392         23,190
+Vicor Corporation............    5,796         40,514
+Viewpoint Corporation........    8,841         42,614
+Vignette Corporation.........   59,600        117,412
 Vintage Petroleum, Inc. .....   15,583        185,438
+Virage Logic Corporation.....    2,500         32,550
+Virbac Corporation...........    5,400         34,452
 Virco Mfg. Corporation.......    2,400         31,440
 Virginia Financial Group,
   Inc. ......................    2,800         89,768
 Vital Signs, Inc. ...........    1,724         62,323
+VitalWorks Inc. .............   12,000         98,400
+Vitesse Semiconductor
  Corporation.................   55,200        171,672
+Vitria Technology, Inc. .....   21,200         20,352
+Volt Information Sciences,
  Inc. .......................    1,559         38,180
+W.R. Grace & Co..............   14,500         43,500
+WCI Communities, Inc. .......    1,300         37,635
 WD-40 Company................    4,689        130,167
+WESCO International, Inc. ...    4,058         25,565
+WFS Financial Inc. ..........    2,047         56,108
 WGL Holdings Inc. ...........   14,173        367,081
 W Holding Company, Inc. .....    6,785        164,197
+W-H Energy Services, Inc. ...    7,557        167,463
+WMS Industries Inc. .........    5,312         65,072
 WPS Resources Corporation....    8,504        347,218
 WSFS Financial Corporation...    2,191         56,681
 Wabash National Corporation..    6,745         67,450
 Wabtec Corporation...........    8,239        117,406
+Wackenhut Corrections
  Corporation.................    1,200         17,520
 Wallace Computer Services,
   Inc. ......................   10,801        232,222
 Walter Industries, Inc. .....    7,402         98,817
 Warwick Community Bancorp,
   Inc. ......................    1,800         54,072
 Washington Real Estate
   Investment Trust...........   10,265        296,659
 Washington Trust Bancorp,
   Inc. ......................    3,800         90,022
+Waste Connections, Inc. .....    8,612        269,039
+WatchGuard Technologies,
  Inc. .......................    5,362         27,561
+Water Pik Technologies,
  Inc. .......................    1,300         16,263
 Watsco, Inc. ................    3,765         68,711
+Watson Wyatt & Company
  Holdings....................    4,925        119,284
 Watts Industries, Inc. (Class
   A).........................    4,536         90,040
 Wausau - Mosinee Paper
   Corporation................   10,842        130,646
 Waypoint Financial Corp......   12,100        236,555
+WebEx Communications, Inc. ..    6,731        107,023
+webMethods, Inc. ............   14,420        142,758
+Websense, Inc. ..............    6,151        157,281
 Weis Markets, Inc. ..........    3,200        117,600
 Wellman, Inc. ...............    9,318        156,076
+Wellsford Real Properties
  Inc. .......................    2,600         53,820
+Werner Enterprises, Inc. ....   12,212        260,238

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
 WesBanco, Inc. ..............    6,163   $    146,125
 West Coast Bancorp...........    3,100         53,165
+West Marine, Inc. ...........    3,800         48,488
 West Pharmaceutical Services,
   Inc. ......................    3,838        123,161
 Westar Energy, Inc. .........   17,300        265,555
 Westcorp.....................    2,836         90,610
+Western Digital
  Corporation.................   52,782        171,541
 Western Gas Resources,
   Inc. ......................    6,013        224,886
+Western Wireless Corporation
  (Class A)...................   19,200         61,440
 WestPoint Stevens Inc. ......   10,498         40,627
+Westport Resources
  Corporation.................    4,706         77,178
+The Wet Seal, Inc. (Class
  A)..........................    8,275        201,082
+White Electronic Designs
  Corporation.................    2,800         21,056
+Whitehall Jewellers, Inc. ...    4,000         83,000
+Wild Oats Markets, Inc. .....    6,529        105,117
+William Lyon Homes, Inc. ....      700         18,235
+Wilson Greatbatch
  Technologies, Inc. .........    5,300        135,044
+Wilsons The Leather Experts
  Inc. .......................    5,099         71,386
+Wind River Systems, Inc. ....   21,600        108,216
 Winnebago Industries,
   Inc. ......................    3,495        153,780
 Winston Hotels, Inc. ........    4,955         47,023
 Wintrust Financial
   Corporation................    4,600        159,022
+Wireless Facilities, Inc. ...    6,713         32,894
+Witness Systems, Inc. .......    3,800         28,044
 Wolverine World Wide,
   Inc. ......................   12,072        210,656
+Women First HealthCare,
  Inc. .......................    2,800         21,840
 Woodhead Industries, Inc. ...    2,811         48,180
 Woodward Governor Company....    2,593        153,298
+World Acceptance
  Corporation.................    5,900         49,560
 World Fuel Services
   Corporation................    1,500         36,600
+World Wrestling Federation
  Entertainment, Inc. ........    2,568         37,493
 Worthington Industries,
   Inc. ......................   19,541        353,692
+Wright Medical Group,
  Inc. .......................    3,600         72,576
+Wyndham International,
  Inc. .......................   35,361         41,019
+XM Satellite Radio Holdings
  Inc. (Class A)..............   14,207        104,421
+XO Communications, Inc.
  (Class A)...................   53,600          1,072

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
 X-Rite, Incorporated.........    7,617   $     65,506
+Xicor, Inc. .................    5,734         23,165
+The Yankee Candle Company,
  Inc. .......................    8,583        232,513
 Yardville National Bancorp...    1,100         21,934
+Yellow Corporation...........    8,463        274,201
+Young Broadcasting Inc.
  (Class A)...................    4,708         83,708
+Young Innovations, Inc. .....      300          6,516
 Zenith National Insurance
   Corp.......................    2,437         77,618
+Zoll Medical Corporation.....    2,461         80,056
+Zomax Incorporated...........    8,508         33,181
+Zoran Corporation............    7,846        179,752
+Zygo Corporation.............    3,295         26,525
+Zymogentics, Inc. ...........    1,100          9,702
                                          ------------
    TOTAL COMMON STOCKS - 97.8%
      (COST - 223,714,071).............    208,918,373
                                          ------------
SHORT-TERM OBLIGATIONS -
COMMERCIAL PAPER*
  BMW Capital Group, 1.95% due
  7/01/2002 (Face
  Amount - $4,436,000)........               4,435,519
  General Electric Capital
  Corp., 1.98% due 7/01/2002
  (Face Amount - $9,001,000)..               9,000,010
                                          ------------
    TOTAL SHORT-TERM OBLIGATIONS - 6.3%
      (COST - $13,435,529).............     13,435,529
                                          ------------

TOTAL INVESTMENTS - 104.1%
  (COST - $237,149,600)................    222,353,902

VARIATION MARGIN ON FINANCIAL FUTURES
  CONTRACTS** - 0.2%...................        547,320

LIABILITIES IN EXCESS OF OTHER
  ASSETS - (4.3%)......................     (9,242,556)
                                          ------------

NET ASSETS - 100.0%....................   $213,658,666
                                          ============

NUMBER OF
CONTRACTS      ISSUE      EXPIRATION DATE    VALUE
---------      -----      ---------------    -----
   25       Russell 2000  September 2002   $5,791,875
                                           ----------
      (Total Contract Price - $5,814,130)  $5,791,875
                                           ==========

---------------

+   Non-income producing security.
(a) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(b) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

* Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Series.

**  Financial futures contracts purchased as of June 30, 2002 were as follows:

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (including securities loaned of
     $2,136,306)(identified cost - $237,149,600)............                $222,353,902
   Investments held as collateral for loaned securities, at
     value..................................................                   2,981,700
   Cash on deposit for financial futures contracts..........                     435,000
   Receivables:
       Securities sold......................................  $50,880,892
       Contributions........................................      886,872
       Variation margin.....................................      547,320
       Dividends............................................      213,455
       Investment adviser...................................        7,331
       Loaned securities....................................        6,043     52,541,913
                                                              -----------
   Prepaid expenses and other assets........................                      79,135
                                                                            ------------
       TOTAL ASSETS.........................................                 278,391,650
                                                                            ------------
LIABILITIES:
   Collateral on securities loaned, at value................                   2,981,700
   Payables:
       Securities purchased.................................   58,647,470
       Withdrawals..........................................    3,012,605
       Custodian bank.......................................       81,288     61,741,363
                                                              -----------
   Accrued expenses.........................................                       9,921
                                                                            ------------
       TOTAL LIABILITIES....................................                  64,732,984
                                                                            ------------
NET ASSETS..................................................                $213,658,666
                                                                            ============
NET ASSETS CONSIST OF:
   Investors' capital.......................................                $228,476,619
   Unrealized depreciation on investments - net.............                 (14,817,953)
                                                                            ------------
NET ASSETS..................................................                $213,658,666
                                                                            ============

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends (net of $673 foreign withholding tax)..........  $  1,090,993
   Interest.................................................        96,462
   Securities lending - net.................................         6,941
                                                              ------------
       TOTAL INCOME.........................................     1,194,396
                                                              ------------
EXPENSES:
   Professional fees........................................  $     52,197
   Custodian fees...........................................        19,147
   Accounting services......................................        16,916
   Investment advisory fees.................................        10,200
   Trustees' fees and expenses..............................         6,082
   Printing and shareholder reports.........................           239
   Other....................................................         2,538
                                                              ------------
       Total expenses before reimbursement..................       107,319
   Reimbursement of expenses................................       (25,718)
                                                              ------------
       TOTAL EXPENSES AFTER REIMBURSEMENT...................        81,601
                                                              ------------
INVESTMENT INCOME - NET.....................................     1,112,795
                                                              ------------
REALIZED & UNREALIZED LOSS ON INVESTMENTS - NET:
   Realized loss from investments - net.....................    (3,753,760)
   Change in unrealized depreciation on investments - net...    (8,793,517)
                                                              ------------
       TOTAL REALIZED AND UNREALIZED LOSS ON
       INVESTMENTS - NET....................................   (12,547,277)
                                                              ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $(11,434,482)
                                                              ============

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              FOR THE SIX       FOR THE
                                                              MONTHS ENDED    YEAR ENDED
                                                                JUNE 30,     DECEMBER 31,
                                                                  2002           2001
                                                              ------------   -------------
                                                              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Investment income - net.................................  $ 1,112,795    $   2,780,462
    Realized gain (loss) on investments - net...............   (3,753,760)       1,032,521
    Change in unrealized appreciation/depreciation on
      investments - net.....................................   (8,793,517)          61,370
                                                              ------------   -------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
      OPERATIONS............................................  (11,434,482)       3,874,353
                                                              ------------   -------------
CAPITAL TRANSACTIONS:
    Proceeds from contributions.............................   94,400,744      138,087,587
    Fair value of withdrawals...............................  (52,275,387)    (128,237,981)
                                                              ------------   -------------
    NET INCREASE IN NET ASSETS DERIVED FROM CAPITAL
      TRANSACTIONS..........................................   42,125,357        9,849,606
                                                              ------------   -------------
TOTAL INCREASE IN NET ASSETS................................   30,690,875       13,723,959
NET ASSETS:
    Beginning of period.....................................  182,967,791      169,243,832
                                                              ------------   -------------
    END OF PERIOD...........................................  $213,658,666   $ 182,967,791
                                                              ============   =============

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

NOTES TO FINANCIAL STATEMENTS
June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES

     Master Small Cap Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

  A.  Valuation of investments

     Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

  B.  Derivative financial instruments

     The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

  Financial futures contracts

     The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

  Options

     The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received). Written and purchased options are non-income producing investments.

  C.  Income taxes

     The Series is classified as a partnership for Federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Accordingly, as a "pass through" entity, the Series pays no income dividends or capital gains distributions. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

  D.  Security transactions and investment income

     Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

  E.  Custodian bank

     The Series recorded an amount payable to the Custodian Bank reflecting an overnight overdraft from management estimates of available cash.

  F.  Securities lending

     The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss

--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2.   INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

     The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

     FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. For the six months ended June 30, 2002, FAM earned fees of $10,200, all of which were waived. FAM also reimbursed the Series for additional expenses of $15,518.

     Merrill Lynch Trust Company, an indirect, wholly-owned Subsidiary of ML & Co., is the Series' Custodian.

     The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") or its affiliates. As of June 30, 2002, the Fund lent securities with a value of $69,612 to MLPF&S or its affiliates. Pursuant to that order, the Fund also has retained QA Advisors, LLC ("QA Advisors"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. QA Advisors may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by QA Advisors or in registered money market funds advised by FAM or its affiliates. As of June 30, 2002, cash collateral of $895,950 was invested in the Money Market Series of the Merrill Lynch Liquidity Series, LLC and $2,085,750 was invested in the Merrill Lynch Premier Institutional Fund. For the six months ended June 30, 2002, QA Advisors received $3,237 in securities lending agent fees.

     In addition, MLPF&S received $24 in commissions on the execution of Portfolio security transactions for the Series for the six months ended June 30, 2002.

     For the six months ended June 30, 2002, the Series reimbursed FAM $2,039 for certain accounting services.

     Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

3.   INVESTMENTS

     Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2002 were $103,054,676 and $54,574,325, respectively.

--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

     Net realized losses for the six months ended June 30, 2002 and net unrealized losses as of June 30, 2002 were as follows:

                                                          REALIZED      UNREALIZED
                                                           LOSSES         LOSSES
                                                         -----------   ------------
Long-term investments..................................  $(2,227,944)  $(14,795,698)
Financial futures contracts............................   (1,525,816)       (22,255)
                                                         -----------   ------------
Total..................................................  $(3,753,760)  $(14,817,953)
                                                         ===========   ============

     As of June 30, 2002, net unrealized depreciation for Federal income tax purposes aggregated $14,795,698, of which $24,124,882 related to appreciated securities and $38,920,580 related to depreciated securities. At June 30, 2002, the aggregate cost of investments for Federal income tax purposes was $237,149,600.

4.   SHORT-TERM BORROWINGS

     The Series, along with certain other funds managed by MLIM and its affiliates, is a party to a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund partner withdrawals and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .09% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 30, 2001, the credit agreement was renewed for one year under the same terms. The Fund did not borrow under the credit agreement during the six months ended June 30, 2002.

--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The following ratios have been derived from information provided in the financial statements.

                                FOR THE SIX
                                MONTHS ENDED       FOR THE YEAR ENDED DECEMBER 31,
                                  JUNE 30,     ----------------------------------------
                                    2002         2001       2000       1999      1998
                                ------------   --------   --------   --------   -------
                                (UNAUDITED)
TOTAL INVESTMENT RETURN.......     (5.99%)+       2.37%         --         --        --
                                  ========     ========   ========   ========   =======
RATIOS TO AVERAGE NET ASSETS:
    Expenses, net of
      reimbursement...........        .08%*        .08%       .09%       .14%      .17%
                                  ========     ========   ========   ========   =======
    Expenses..................        .11%*        .13%       .13%       .17%      .28%
                                  ========     ========   ========   ========   =======
    Investment income - net...       1.09%*       1.45%      1.90%      1.83%     1.46%
                                  ========     ========   ========   ========   =======
SUPPLEMENTAL DATA:
    Net assets, end of period
      (in thousands)..........    $213,659     $182,968   $169,244   $114,799   $83,831
                                  ========     ========   ========   ========   =======
    Portfolio turnover........      28.20%       48.50%     50.51%     51.20%    48.16%
                                  ========     ========   ========   ========   =======

---------------

*   Annualized.

+   Aggregate total investment return.

--------------------------------------------------------------------------------

                             [AMERICAN EAGLE LOGO]

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

SCHEDULE OF INVESTMENTS
June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                                  SHARES
INVESTMENTS                        HELD         VALUE
-----------                      ---------   -----------
                                     (IN US DOLLARS)
AUSTRALIA
AMP Diversified Property
  Trust........................     72,809   $   107,910
AMP Limited....................     41,077       359,746
Amcor Limited..................     57,052       263,919
Ansell Limited.................      7,344        25,892
Australia and New Zealand
  Banking Group Ltd. ..........     50,885       551,054
Australian Gas Light Company
  Limited......................     19,002       105,077
BHP Billiton Limited...........    135,292       782,315
Boral Limited..................     18,848        39,680
Brambles Industries Limited....     42,362       224,502
CSL Limited....................      3,407        61,550
CSR Limited....................     36,728       131,756
Coca-Cola Amatil Limited.......     15,008        53,755
Cochlear Limited...............        993        18,982
Coles Myer Limited.............     28,739       106,969
Commonwealth Bank of
  Australia....................     42,569       786,969
Computershare Limited..........     11,639        14,375
Foster's Brewing Group
  Limited......................     99,688       264,154
Gandel Retail Trust............    157,486       107,863
General Property Trust.........     60,065        94,755
Insurance Australia Group
  Limited......................      3,988         7,052
James Hardie Industries NV
  (a)..........................      8,663        31,612
Lend Lease Corporation
  Limited......................     18,337       108,503
M.I.M. Holdings Limited........      6,087         4,442
Macquarie Bank Limited.........     11,226       184,342
Macquarie Infrastructure
  Group........................     24,317        39,453
Mayne Nickless Limited.........     33,090        76,908
Mirvac Group...................     56,961       133,668
National Australia Bank
  Limited......................     55,745     1,107,848
Newcrest Mining Limited........     24,209       103,019
The News Corporation Limited...     48,089       261,333
The News Corporation Limited
  (Convertible Preferred) (ADR)
  (b)..........................        760        15,010
The News Corporation Limited
  (Preferred)..................     55,607       255,361
OneSteel Limited...............     22,856        16,809
Orica Limited..................      5,647        30,339
Origin Energy Limited..........      1,328         2,512
Paperlinx Limited..............        377         1,026
QBE Insurance Group Limited....     11,927        44,460
Rio Tinto Limited..............     11,079       208,486
Santos Limited.................     24,995        90,648
Southcorp Limited..............      8,843        26,361
Stockland Trust Group..........     63,022       155,321
Suncorp-Metway Limited.........      1,494        10,325
TABCORP Holdings Limited.......     13,779        96,694
Telstra Corporation Limited....     96,577       252,657
WMC Limited....................     42,215       215,428
Wesfarmers Limited.............     10,690       163,237
Westfield Holdings Limited.....      4,962        41,674
Westfield Trust................     96,114       183,459
Westfield Trust (New Shares)
  (a)..........................      6,243        11,706
Westpac Banking Corporation
  Limited......................     68,530       624,797

                                  SHARES
INVESTMENTS                        HELD         VALUE
-----------                      ---------   -----------
                                     (IN US DOLLARS)
Woodside Petroleum Limited.....      6,460   $    49,214
Woolworths Limited.............     43,677       322,442
                                             -----------
TOTAL INVESTMENTS IN AUSTRALIA
  (COST - $8,397,648) - 4.1%...                8,977,369
                                             -----------

AUSTRIA
BWT AG.........................      1,110        26,255
Boehler-Uddeholm AG............        390        18,819
Flughafen Wien AG..............      1,446        49,697
Mayr-Melnhof Karton AG.........        911        65,705
OMV AG.........................        329        32,330
Oesterreichische
  Elektrizitaetswirtschafts-AG
  "Verbund" 'A'................         47         4,083
RHI AG (a).....................         53           387
Telekom Austria AG (a).........      1,297        10,401
VA Technologie AG..............        458        12,104
Wienerberger Baustoffindustrie
  AG...........................        122         2,139
                                             -----------
TOTAL INVESTMENTS IN AUSTRIA
  (COST - $210,757) - 0.1%.....                  221,920
                                             -----------

BELGIUM
Agfa Gevaert NV................      3,823        69,622
Barco NV (New Shares)..........        520        21,877
Bekaert NV.....................      1,022        48,397
Colruyt NV.....................      1,048        49,163
Compagnie Maritime Belge SA
  (CMB)........................        628        35,755
D'leteren SA...................        222        40,056
Delhaize "Le Lion" SA..........        592        27,771
Delhaize "Le Lion" SA (ADR)
  (b)..........................        950        44,251
Dexia..........................     16,498       255,318
Electrabel SA..................        975       225,321
Fortis.........................     34,697       742,903
Groupe Bruxelles Lambert SA....      2,091       109,242
Interbrew......................      2,492        71,544
KBC Bancassurance Holding......      2,802       113,319
Solvay SA......................      1,416       101,946
Suez Lyonnaise des Eaux SA.....      4,785            47
UCB SA.........................      4,104       150,573
Union Miniere SA...............      1,057        45,618
                                             -----------
TOTAL INVESTMENTS IN BELGIUM
  (COST - $2,220,927) - 1.0%...                2,152,723
                                             -----------

DENMARK
A/S Dampskibsselskabet
  Svendborg 'B'................         11       108,217
A/S Det Ostasiatiske Kompagni
  (a)..........................        555        12,617
Bang & Olufsen Holding A/S
  'B'..........................        464        12,276
Carlsberg A/S 'B'..............        285        14,928
Coloplast A/S 'B'..............         93         7,542
D/S 1912 'B'...................          7        52,580
Danisco A/S....................      2,482        90,742
Danske Bank....................     23,127       425,835
FLS Industries A/S 'B' (a).....      1,417        18,085
Group 4 Falck A/S..............      2,132        73,694

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                                  SHARES
INVESTMENTS                        HELD         VALUE
-----------                      ---------   -----------
                                     (IN US DOLLARS)
H. Lundbeck A/S................        502   $    13,281
ISS A/S (a)....................        527        27,815
NKT Holding A/S................        820         9,375
Navision Software A/S..........      1,142        45,395
Novo Nordisk A/S 'B'...........     13,499       446,862
Novozymes A/S 'B' (a)..........      2,267        51,236
TDC A/S........................      6,526       180,461
Topdanmark A/S (a).............        907        28,337
Vestas Wind Systems A/S........      3,906       105,934
William Demant A/S (a).........      1,530        39,868
                                             -----------
TOTAL INVESTMENTS IN DENMARK
  (COST - $1,754,212) - 0.8%...                1,765,080
                                             -----------

FINLAND
AvestaPolarit Oyj..............         28           145
Instrumentarium Corporation....      3,019        76,179
Kone Corporation 'B'...........        201         5,955
Metso Oyj......................      4,366        56,485
Nokia Oyj 'A' (ADR) (b)........      1,270        18,390
Nokia Oyj (Series A)...........    155,815     2,280,544
Outokumpu Oyj..................        327         3,940
Pohjola Group PLC 'D'..........      2,198        39,616
Rautaruukki Oyj................      3,289        15,429
Sampo Insurance Company Ltd.
  'A'..........................     11,884        92,719
Sonera Oyj (a).................     23,905        90,893
Stora Enso Oyj 'R'.............     24,524       343,680
Tietoenator Oyj................      3,005        74,193
UPM-Kymmene Oyj................      9,475       372,990
Wartsila Oyj 'B'...............        154         2,579
                                             -----------
TOTAL INVESTMENTS IN FINLAND
  (COST - $4,411,075) - 1.6%...                3,473,737
                                             -----------

FRANCE
Accor SA.......................      7,056       286,197
Air Liquide....................      3,311       509,457
Alcatel........................     33,125       230,308
Alstom.........................     10,323       109,188
Alstom (New Shares)............      3,176        31,868
Altran Technologies SA.........      2,895        84,344
Arcelor (a)....................     10,996       156,053
Aventis SA.....................     21,306     1,509,750
Axa............................     44,058       805,836
BNP Paribas SA.................     27,611     1,527,043
Bouygues SA....................      8,416       235,136
Business Objects SA (a)........        718        21,025
Cap Gemini SA..................      4,501       178,919
Carrefour SA...................     16,366       885,736
Casino Guichard Perrach
  (Warrants) (c)...............        133           331
Casino Guichard Perrach
  (Warrants) (c)...............        133           171
Castorama Dubois Investissement
  SA...........................      1,002        64,322
Club Mediterranee SA (a).......        143         4,731
Compagnie Francaise d'Etudes et
  de Construction (Technip
  SA)..........................        838        88,223
Compagnie Generale des
  Etablissements Michelin
  'B'..........................      3,065       124,198

                                  SHARES
INVESTMENTS                        HELD         VALUE
-----------                      ---------   -----------
                                     (IN US DOLLARS)
Compagnie de Saint-Gobain......     12,660   $   568,262
Dassault Systemes SA...........      1,856        84,776
Essilor International SA.......      2,316        94,167
Etablissements Economiques du
  Casino Guichard-Perrachon
  SA...........................      1,499       126,945
European Aeronautic Defence and
  Space Company................      4,658        71,626
France Telecom SA..............     11,381       105,992
Groupe Danone..................      4,825       663,312
Imetal SA......................        298        38,112
L'Air Liquide (Rights) (d).....      3,311        63,682
L'Oreal SA.....................     10,972       856,040
LVMH (Louis Vuitton Moet
  Hennessy)....................      8,011       403,495
Lafarge SA (Ordinary)..........      4,548       453,695
Lagardere S.C.A. ..............      3,917       169,592
PSA Peugeot Citroen............      6,007       311,754
Pechiney SA 'A'................      1,951        89,115
Pernod Ricard..................      1,744       170,860
Pinault-Printemps-Redoute SA...      2,885       342,192
Publicis SA....................      3,608        99,593
Renault SA.....................      3,833       179,242
STMicroelectronics NV..........     19,273       480,609
Sagem SA (New Shares)..........        550        36,936
Sanofi-Synthelabo SA...........     14,562       885,896
Schneider SA...................      5,791       311,410
Societe BIC SA.................      1,954        78,156
Societe Generale 'A'...........     10,967       722,428
Societe Generale d'Entreprises
  SA...........................      1,680       113,902
Societe Television Francaise
  1............................      5,565       148,996
Sodexho Alliance SA............      3,743       141,949
Suez SA (a)....................     25,278       674,043
Thomson CSF....................      2,214        94,022
Thomson Multimedia (a).........      4,438       104,972
TotalFinaElf SA................     21,202     3,442,387
TotalFinaElf SA 'B'............        939       152,086
TotalFinaElf SA 'STRIP' (a)....      4,140            41
Unibail (Union du Credit-Bail
  Immobilier)..................        113         6,975
Valeo SA.......................      2,798       116,335
Vivendi Universal SA...........     21,704       468,995
Vivendi Universal SA (ADR)
  (b)..........................      6,053       130,140
                                             -----------
TOTAL INVESTMENTS IN FRANCE
  (COST - $18,821,875) - 9.1%..               19,855,566
                                             -----------

GERMANY
Adidas-Salomon AG..............      1,886       154,969
Allianz AG (Registered
  Shares)......................      5,972     1,205,835
Altana AG......................        977        53,011
Amey PLC.......................     25,439        69,410
BASF AG........................     19,903       926,790
Bayer AG.......................     22,263       713,476
Bayerische Hypo- und
  Vereinsbank AG...............     11,320       368,928
Beiersdorf AG..................      1,795       218,047
Buderus AG.....................      2,231        51,206
Continental AG (a).............      4,191        74,503
DaimlerChrysler AG.............     26,658     1,293,730

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                                  SHARES
INVESTMENTS                        HELD         VALUE
-----------                      ---------   -----------
                                     (IN US DOLLARS)
Deutsche Bank AG
  (Registered Shares)..........     17,466   $ 1,214,359
Deutsche Lufthansa AG
  (Registered Shares)..........     10,308       146,595
Deutsche Post AG (Registered)..     16,358       211,471
Deutsche Telekom AG
  (Registered Shares)..........     65,938       618,644
Douglas Holding AG.............      1,160        27,472
E.On AG........................     17,985     1,043,517
Epcos AG (a)...................      2,386        77,997
Fresenius Medical Care AG......      3,108       138,893
Gehe AG........................      1,654        69,097
Heidelberger Zement AG.........         35         1,721
Heidelberger Zement AG.........      1,174        57,740
Heidelberger Zement AG (a).....      1,292            13
Henkel KGaA (Preferred)........      1,908       133,223
Hugo Boss AG (Preferred).......      1,830        33,887
Infineon Technologies AG (a)...      8,010       125,226
Kamps AG (Exchange Shares)
  (a)..........................      2,821        34,714
Karstadt AG....................      1,640        41,463
Linde AG.......................      1,848        92,295
MAN AG.........................      3,990        84,209
Marschollek, Lautenschlaeger
  und Partner AG...............      3,609       112,630
Merck KGaA.....................      2,378        64,349
Metro AG.......................      3,550       109,211
Muenchener Rueckversicherungs-
  Gesellschaft AG (Registered
  Shares)......................      3,505       830,769
Porsche AG (Preferred).........        398       189,654
Preussag AG....................      4,174       101,655
ProSieben Sat.1 Media AG
  (Preferred)..................      4,900        49,699
QIAGEN NV (a)..................      4,938        58,424
RWE AG.........................     12,362       489,569
RWE AG (Preferred).............      2,033        66,016
SAP AG (Systeme, Anwendungen,
  Produkte in der
  Datenverarbeitung)...........      7,193       705,053
SGL Carbon AG (a)..............        974        17,459
Schering AG....................      7,343       462,529
Siemens AG.....................     25,942     1,557,203
Siemens AG (ADR) (b)...........        860        51,084
Thyssen Krupp AG...............      9,157       138,365
Volkswagen AG..................      9,373       451,731
Volkswagen AG (Preferred)......      2,741        89,061
WCM Beteiligungs- und
  Grundbesitz AG (a)...........      4,602        29,542
                                             -----------
TOTAL INVESTMENTS IN GERMANY
  (COST - $15,622,129) - 6.8%..               14,856,444
                                             -----------

GREECE
Alpha Credit Bank..............      7,965       114,060
Bank of Piraeus................      1,959        14,123
Commercial Bank of Greece......      1,938        41,725
EFG Eurobank Ergasias..........      4,179        58,606
Hellenic Bottling Co. .........      3,612        61,142

                                  SHARES
INVESTMENTS                        HELD         VALUE
-----------                      ---------   -----------
                                     (IN US DOLLARS)
Hellenic Telecommunications
  Organization SA (OTE)........      8,228   $   130,016
Intracom SA....................      8,070        73,323
National Bank of Greece SA.....      3,698        78,156
Panafon Hellenic Telecom Co. ..      4,650        23,513
Titan Cement Company...........      1,341        52,578
Viohalco, Hellenic Copper and
  Aluminum Industry SA.........      4,057        29,008
                                             -----------
TOTAL INVESTMENTS IN GREECE
  (COST - $719,813) - 0.3%.....                  676,250
                                             -----------

HONG KONG
ASM Pacific Technology
  Limited......................      5,004        11,002
Bank of East Asia, Ltd. .......     34,339        68,898
CLP Holdings Limited...........     47,600       189,179
Cathay Pacific Airways.........     51,263        78,538
Cheung Kong (Holdings) Ltd. ...     53,000       441,667
Cheung Kong (Holdings) Ltd.
  (Rights) (e).................      2,120             0
Esprit Holdings Limited........     16,000        30,769
Hang Seng Bank Limited.........     30,653       327,162
Henderson Land Development
  Company Limited..............     28,491       117,982
Hong Kong and China Gas Company
  Ltd. ........................    102,240       136,320
Hongkong Electric Holdings
  Limited......................     57,000       213,019
Hong Kong Exchanges & Clearing
  Ltd. ........................     42,000        69,192
Hutchison Whampoa Limited......     76,989       574,950
Johnson Electric Holdings
  Limited......................     52,828        62,310
Li & Fung Limited..............     56,719        77,080
New World Development Company
  Ltd. ........................     55,017        44,437
Pacific Century CyberWorks
  Limited (a)..................    170,979        40,334
QPL International Holdings
  Limited (Warrants) (c).......        600            18
Shangri-La Asia Limited........     24,350        20,136
Sino Land Company Limited......     48,069        18,180
South China Morning Post
  Holdings Ltd. ...............     37,825        21,822
Sun Hung Kai Properties
  Ltd. ........................     47,896       363,825
Swire Pacific Limited 'A'......     44,077       225,471
Television Broadcasts Ltd. ....      5,646        23,959
Wharf (Holdings) Ltd. .........     36,107        85,175
                                             -----------
TOTAL INVESTMENTS IN HONG KONG
  (COST - $3,727,241) - 1.5%...                3,241,425
                                             -----------

IRELAND
Allied Irish Banks PLC.........     23,778       313,265
Bank of Ireland................     38,073       474,147
CRH PLC........................        936        15,252
CRH PLC (a)....................     14,200       237,705
DCC PLC........................      3,189        36,376
Elan Corporation PLC (a).......      4,431        25,600
Elan Corporation PLC (ADR)
  (a)(b).......................      5,755        31,480
Greencore Group PLC............     16,409        46,996

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                                  SHARES
INVESTMENTS                        HELD         VALUE
-----------                      ---------   -----------
                                     (IN US DOLLARS)
IONA Technologies PLC (a)......        708   $     3,839
Independent News & Media PLC...     17,224        34,021
Irish Life & Permanent PLC.....      4,071        58,901
Jefferson Smurfit Group PLC....     42,602       130,429
Kerry Group PLC 'A'............      4,710        69,774
Ryanair Holdings PLC (a).......     27,680       170,855
Waterford Wedgwood PLC.........     25,516        15,120
                                             -----------
TOTAL INVESTMENTS IN IRELAND
  (COST - $1,794,910) - 0.8%...                1,663,760
                                             -----------

ITALY
Alitalia SpA (a)...............     27,791        18,032
Alleanza Assicurazioni.........     13,965       134,057
Assicurazioni Generali.........     31,291       741,672
Autogrill SpA (a)..............      4,473        51,994
Autostrade - Concessioni e
  Costruzioni Autostrade SpA...     31,284       259,218
Banca di Roma SpA..............     64,709       120,464
Banca Fideuram SpA.............      1,700        10,594
Banca Intesa SpA...............     13,658        30,215
Banca Nazionale del Lavoro
  (Ordinary) (a)...............     72,026       125,550
Banca Popolare di Milano (BPM)
  (a)..........................     13,422        54,613
Benetton Group SpA.............      5,296        61,927
Bipop-Carire SpA (a)...........     48,440        65,205
Bulgari SpA....................      4,032        25,445
ENI SpA........................     88,853     1,412,795
ENI SpA (ADR) (b)..............      1,875       150,000
Enel SpA.......................     56,734       324,977
Fiat SpA.......................      5,647        70,883
Fiat SpA (Preferred)...........      4,334        38,437
Fiat SpA (RNC).................      3,627        30,196
Gruppo Editoriale L'Espresso
  SpA..........................     15,754        51,499
Intesa BCI SpA.................    114,210       348,533
Italcementi SpA................      5,565        55,125
Italgas SpA....................     12,752       141,681
La Rinascente SpA..............      5,245        20,305
Luxottica Group SpA............      1,412        27,458
Mediaset SpA...................     34,049       263,634
Mediobanca SpA.................     23,532       217,528
Mediolanum SpA.................     10,572        62,959
Mondadori (Arnoldo) Editore
  SpA..........................      5,198        34,446
Parmalat Finanziaria SpA.......     22,512        69,589
Pirelli SpA....................     74,074        79,008
Riunione Adriatica di Sicurta
  SpA..........................     18,311       245,761
San Paolo-IMI SpA..............     34,282       343,986
Seat Pagine Gialle SpA (a).....        460           337
Snia SpA.......................     26,845        54,350
Telecom Italia Mobile (TIM)
  SpA..........................    127,426       522,261
Telecom Italia SpA.............     69,689       545,781
Telecom Italia SpA (Registered
  Shares)......................     55,725       295,533
Tiscali SpA (a)................      9,266        56,279

                                  SHARES
INVESTMENTS                        HELD         VALUE
-----------                      ---------   -----------
                                     (IN US DOLLARS)
Unicredito Italiano SpA........     84,069   $   380,262
                                             -----------
TOTAL INVESTMENTS IN ITALY
  (COST - $7,372,356) - 3.5%...                7,542,589
                                             -----------

JAPAN
The 77 Bank, Ltd. .............     12,000        47,255
Acom Co., Ltd. ................      2,100       143,492
Advantest Corporation..........      2,800       174,270
Aiful Corporation..............        650        42,625
Ajinomoto Co., Inc. ...........     24,000       257,500
Alps Electric Co., Ltd. .......     10,000       126,314
Amada Co., Ltd. ...............      5,000        24,237
Anritsu Corp. .................      8,000        56,199
Aoyamma Trading Co., Ltd. .....      2,800        31,490
Asahi Breweries Limited........     18,000       150,626
Asahi Chemical Industry Co.,
  Ltd. ........................     43,000       143,142
Asahi Glass Company, Limited...     15,000        95,987
Asatsu-Dk Inc. ................        600        13,065
Autobacs Seven Co., Ltd. ......      1,300        36,768
Avex Inc. .....................        300         7,021
The Bank of Fukuoka, Ltd. .....      5,000        19,773
The Bank of Yokohama, Ltd. ....     26,000       110,629
Benesse Corporation............      2,000        36,543
Bridgestone Corp. .............     24,000       330,385
CSK Corporation................      2,800        99,750
Canon, Inc. ...................     27,000     1,020,441
Casio Computer Co., Ltd. ......     11,000        53,779
Central Japan Railway Company..         31       188,804
The Chiba Bank, Ltd. ..........      2,000         6,808
Chubu Electric Power Company,
  Incorporated.................     21,800       382,855
Chugai Pharmaceutical Co.,
  Ltd. ........................      9,000       107,676
Citizen Watch Co. .............     13,000        87,527
Credit Saison Co., Ltd. .......      7,800       185,141
Dai Nippon Printing Co.,
  Ltd. ........................     29,000       384,941
Daicel Chemical Industries,
  Ltd. ........................      3,000        10,237
The Daiei, Inc. (a)............     12,500        21,379
Daiichi Pharmaceutical Co.,
  Ltd. ........................      8,000       146,171
Daikin Industries, Ltd. .......      8,000       146,504
The Daimaru, Inc. .............      9,000        41,373
Dainippon Ink and Chemicals,
  Inc. (a).....................     30,000        64,325
Dainippon Screen Mfg. Co., Ltd.
  (a)..........................      8,000        41,382
Daito Trust Construction Co.,
  Ltd. ........................      2,000        37,460
Daiwa Bank Holdings, Inc. (a)..    152,000       116,669
Daiwa House Industry Co.,
  Ltd. ........................     15,000        91,732
Daiwa Securities Group Inc. ...     46,000       298,198
Denki Kagaku Kogyo Kabushiki
  Kaisha.......................      3,000         9,561
Denso Corporation..............     21,600       337,534
Dowa Mining Co., Ltd. .........      4,000        19,356
East Japan Railway Company.....        111       519,531
Ebara Corporation..............     13,000        70,065
Eisai Company, Ltd. ...........      6,000       154,180
Fanuc Ltd. ....................      3,800       190,856
Fast Retailing Co., Ltd. ......      1,000        21,692

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                                  SHARES
INVESTMENTS                        HELD         VALUE
-----------                      ---------   -----------
                                     (IN US DOLLARS)
Fuji Machine Mfg. Co., Ltd. ...        600   $     9,011
Fuji Photo Film................     15,000       484,315
Fuji Soft ABC Incorporated.....        900        36,267
Fuji Television Network,
  Incorporated.................         13        75,163
Fujikura Ltd. .................     16,000        58,335
Fujisawa Pharmaceutical Co.,
  Ltd. ........................     10,000       239,446
Fujitsu Limited................     60,000       418,488
The Furukawa Electric Co.,
  Ltd. ........................     15,000        57,442
The Gunma Bank Ltd. ...........     13,000        60,087
Hankyu Department Stores,
  Inc. ........................      6,000        45,653
Hirose Electric Co., Ltd. .....        900        78,467
Hitachi Ltd. ..................     87,000       562,531
The Hokuriku Bank, Ltd. (a)....      5,000         7,801
Honda Motor Co., Ltd. .........     21,400       867,712
Hoya Corporation...............      2,400       174,604
ITOCHU Corporation.............     35,000       122,643
Isetan Company Ltd. ...........      8,000        80,761
Ishihara Sangyo Kaisha, Ltd.
  (a)..........................     11,000        17,345
Ishikawajima-Harima Heavy
  Industries Co., Ltd. ........     27,000        40,773
Ito-Yokado Co., Ltd. ..........     14,000       700,818
JGC Corporation................      4,000        28,366
JUSCO Co., Ltd. ...............      9,000       240,280
Japan Airlines Company, Ltd.
  (JAL)........................     28,000        78,959
Japan Energy Corp. ............     67,000       101,735
Japan Tobacco, Inc. ...........         25       167,696
The Joyo Bank, Ltd. ...........     23,000        62,173
Kajima Corporation.............     29,000        82,263
Kaken Pharmaceutical Co.,
  Ltd. ........................      8,000        45,053
Kanebo, Ltd. (a)...............      7,000        11,914
Kaneka Corporation.............     13,000        90,564
Kansai Electric Power Company,
  Inc. ........................     23,500       371,538
Kao Corporation................     22,000       506,591
Kawasaki Heavy Industries Ltd.
  (a)..........................     61,000        77,866
Kawasaki Kisen Kaisha, Ltd. ...      2,000         2,787
Kawasaki Steel Corporation.....     91,000       118,438
Keihin Electric Express Railway
  Co., Ltd. ...................     15,000        67,829
Keio Electric Railway Co.,
  Ltd. ........................      2,000        10,012
Keyence Corporation............      1,200       254,197
Kinden Corporation.............      9,000        42,800
Kinki Nippon Railway Co., Ltd.
  (a)..........................     39,000       127,223
Kirin Brewery Company, Ltd. ...     23,000       161,188
Kokuyo Co., Ltd. ..............      5,000        52,686
Komatsu Ltd. ..................     25,000        89,479
Konami Co., Ltd. ..............      2,600        54,555
Konica Corporation.............      7,000        45,261
Koyo Seiko Co. ................     12,000        59,469
Kubota Corporation.............     39,000       118,764
Kuraray Co., Ltd. .............      8,000        52,394
Kurita Water Industries
  Ltd. ........................      3,000        36,918
Kyocera Corporation............      4,300       313,908
Kyowa Hakko Kogyo Co., Ltd. ...      7,000        37,961

                                  SHARES
INVESTMENTS                        HELD         VALUE
-----------                      ---------   -----------
                                     (IN US DOLLARS)
Kyushu Electric Power Company,
  Incorporated.................      7,100   $   105,203
Lawson Inc. ...................      1,000        30,619
Mabuchi Motor Co., Ltd. .......        200        19,706
Marubeni Corporation...........     61,000        62,598
Marui Co., Ltd. ...............      6,000        76,039
Matsushita Communication
  Industrial Co., Ltd. ........      1,400        53,963
Matsushita Electric Industrial
  Company, Ltd. ...............     60,000       818,455
Matsushita Electric Works,
  Ltd. ........................      4,000        28,700
Meitec Corp. ..................        500        16,519
Millea Holdings, Inc. (a)......         55       451,527
Minebea Company Ltd. ..........     17,000        99,850
Mitsubishi Chemical
  Corporation..................     45,000       104,747
Mitsubishi Corporation.........     24,000       173,603
Mitsubishi Electric Corporation
  (a)..........................     49,000       219,940
Mitsubishi Estate Company,
  Limited......................     35,000       286,167
Mitsubishi Gas Chemical
  Company, Inc. ...............     18,000        32,738
Mitsubishi Heavy Industries,
  Ltd. ........................     72,000       218,054
Mitsubishi Logistics Corp. ....      8,000        54,330
Mitsubishi Materials
  Corporation..................     35,000        69,498
Mitsubishi Tokyo Financial
  Group, Inc. .................        127       856,132
Mitsui & Co., Ltd. ............     54,000       361,322
Mitsui Chemicals Inc. .........      5,000        24,987
Mitsui Engineering &
  Shipbuilding Co., Ltd. (a)...     15,000        18,772
Mitsui Fudosan Co., Ltd. ......     24,000       212,248
Mitsui Marine and Fire
  Insurance Company, Ltd. .....     38,000       204,489
Mitsui Mining & Smelting Co.,
  Ltd. ........................     20,000        59,570
Mitsui Trust Holdings, Inc. ...     22,000        45,703
Mitsukoshi, Ltd. ..............     16,000        47,522
Mitsumi Electric Company,
  Ltd. ........................      6,000        94,360
Mizuho Holdings, Inc. .........        201       446,070
Murata Manufacturing Co.,
  Ltd. ........................      6,800       436,843
NEC Corporation................     54,000       375,738
NGK Insulators, Ltd. ..........     13,000       102,928
NGK Spark Plug Co., Ltd. ......      9,000        68,255
NSK Limited....................     14,000        58,168
NTN Corporation................      3,000        11,739
NTT Data Corporation...........         30       120,140
NTT DoCoMo, Inc. ..............        573     1,410,270
Namco Ltd. ....................      3,100        59,098
Nichirei Corporation...........      1,000         3,212
Nidec Corporation..............      1,800       130,502
The Nikko Securities Co.,
  Ltd. ........................     50,000       252,378
Nikon Corporation..............     10,000       110,713
Nintendo Company Ltd. .........      3,500       515,393
Nippon COMSYS Corporation......     16,000        88,637
Nippon Express Co., Ltd. ......     24,000       127,148
Nippon Meat Packers, Inc. .....     10,000       125,313
Nippon Mitsubishi Oil Corp. ...     54,000       279,326

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                                  SHARES
INVESTMENTS                        HELD         VALUE
-----------                      ---------   -----------
                                     (IN US DOLLARS)
Nippon Sheet Glass Company,
  Ltd. ........................     23,000   $    77,716
Nippon Steel Corporation.......    214,000       333,873
Nippon Telegraph & Telephone
  Corporation (NTT)............        192       789,721
Nippon Unipac Holding..........         22       136,192
Nippon Yusen Kabushiki Kaisha..     57,000       196,404
Nissan Chemical Industries,
  Ltd. ........................      1,000         5,782
Nissan Motor Co., Ltd. ........     83,000       574,754
Nisshinbo Industries Inc. .....      1,000         4,647
Nissin Food Products Co.,
  Ltd. ........................      2,800        55,598
Nitto Denko Corporation........      3,000        98,365
The Nomura Securities Co.,
  Ltd. ........................     55,000       807,609
Noritake Co., Ltd. ............      8,000        30,369
Obayashi Corporation...........     25,000        70,916
Oji Paper Co., Ltd. ...........     27,000       154,305
Olympus Optical Co., Ltd. .....      7,000        97,764
Omron Corporation..............      8,000       115,802
Onward Kashiyama Co., Ltd. ....      4,000        39,246
Oracle Corporation Japan.......        400        17,053
Oriental Land Co., Ltd. .......      1,700       121,550
Orix Corporation...............      2,800       225,897
Osaka Gas Co. .................     54,000       128,400
Pioneer Corporation............      6,800       121,692
Promise Co., Ltd. .............      2,200       110,863
Ricoh Co., Ltd. ...............     21,000       363,549
Rohm Company Ltd. .............      3,100       462,698
SMC Corporation................      2,100       248,265
Sankyo Company, Ltd. ..........     13,000       176,790
Sanrio Company, Ltd. ..........        300         2,728
Sanyo Electric Co., Ltd. ......     56,000       244,352
Secom Co., Ltd. ...............      7,500       367,929
Sega Enterprises Ltd. (a)......      4,800       115,335
Seino Transportation Co.,
  Ltd. ........................     13,000        80,260
Seiyu, Ltd. (a)................     20,000        77,591
Sekisui Chemical Co., Ltd. ....     25,000        85,516
Sekisui House, Ltd. ...........     12,000        88,203
Seven-Eleven Japan Co.,
  Ltd. ........................     11,000       433,172
Sharp Corporation..............     31,000       393,643
Shimamura Co., Ltd. ...........        600        46,054
Shimano Inc. ..................      3,500        47,480
Shimizu Corporation............     16,000        52,728
Shin-Etsu Chemical Co.,
  Ltd. ........................     13,600       584,348
Shionogi & Co., Ltd. ..........      8,000       102,052
Shiseido Company, Limited......     19,000       253,312
The Shizuoka Bank, Ltd. .......     18,000       109,328
Showa Denko K.K. (a)...........     64,000       104,121
Showa Shell Sekiyu K.K. .......      6,000        34,891
Skylark Co., Ltd. .............      2,000        46,721
Snow Brand Milk Products Co.,
  Ltd. (a).....................      1,000         1,060
Softbank Corp. ................      7,400       102,733
Sony Corporation...............     28,600     1,510,412
The Sumitomo Bank, Ltd. .......    134,000       654,013
Sumitomo Chemical Co., Ltd. ...     32,000       145,503
Sumitomo Corporation...........     21,000       127,198
Sumitomo Electric Industries...     14,000        97,063
Sumitomo Heavy Industries, Ltd.
  (a)..........................     30,000        32,288

                                  SHARES
INVESTMENTS                        HELD         VALUE
-----------                      ---------   -----------
                                     (IN US DOLLARS)
Sumitomo Metal Industries, Ltd.
  (a)..........................    107,000   $    47,314
Sumitomo Metal Mining Co. .....     19,000        85,917
Sumitomo Osaka Cement Co.,
  Ltd. ........................      2,000         2,970
Sumitomo Realty & Development
  Co., Ltd. ...................     20,000       121,308
The Sumitomo Trust and Banking
  Co., Ltd. ...................     16,000        76,890
TDK Corporation................      4,400       207,776
Taiheiyo Cement Corporation
  (a)..........................     10,000        18,605
Taisei Corporation.............     27,000        62,173
Taisho Pharmaceutical Company,
  Ltd. ........................      4,000        61,605
Taiyo Yuden Co., Ltd. .........      6,000        98,114
Takara Shuzo Co., Ltd. ........      8,000        54,664
Takashimaya Co., Ltd. .........     21,000       122,293
Takeda Chemical Industries,
  Ltd. ........................     25,000     1,097,113
Takefuji Corporation...........      3,320       230,733
Takuma Co., Ltd. ..............      8,000        61,739
Teijin Limited.................     22,000        74,887
Terumo Corporation.............      7,600       101,579
Tobu Railway Co., Ltd. (a).....      6,000        16,770
Toda Corporation...............      3,000         6,533
Toho Co., Ltd. ................      5,000        57,317
Tohoku Electric Power Co.,
  Inc. ........................     19,200       269,114
Tokyo Broadcasting System,
  Inc. ........................      4,000        89,605
Tokyo Electric Power...........     42,300       869,927
Tokyo Electron Limited.........      4,900       319,281
Tokyo Gas Co. .................    103,000       286,159
Tokyu Corporation..............     33,000       127,749
Toppan Printing Co., Ltd. .....     14,000       145,536
Toray Industries, Inc. ........     37,000        99,091
Toshiba Corporation (a)........    110,000       447,856
Tosoh Corporation..............      3,000         9,636
Tostem Corporation.............      9,000       153,554
Toto Limited...................     16,000        74,754
Toyo Information Systems Co.,
  Ltd. ........................        400        11,380
Toyo Seikan Kaisha, Ltd. ......      5,000        65,743
Toyobo Co., Ltd. ..............      2,000         3,054
Toyota Motor Corporation.......     78,000     2,069,414
Trans Cosmos Inc. .............      2,200        49,833
Trend Micro Incorporated (a)...      4,500       125,772
UFJ Holdings, Inc. ............        133       321,792
Ube Industries, Ltd. ..........     13,000        20,282
Uni-Charm Corporation..........        400        15,018
Uny Co., Ltd. .................      4,000        45,320
Wacoal Corp. ..................      5,000        41,423
West Japan Railway Company.....         48       193,826
World Co., Ltd. ...............      1,600        47,389
Yakult Honsha Co., Ltd. .......      2,000        22,810
Yamada Denki...................        200        17,520
Yamaha Corporation.............      6,000        58,368
Yamanouchi Pharmaceutical Co.,
  Ltd. ........................     13,000       337,310
Yamato Transport Co., Ltd. ....     15,000       273,444

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                                  SHARES
INVESTMENTS                        HELD         VALUE
-----------                      ---------   -----------
                                     (IN US DOLLARS)
Yamazaki Baking Co., Ltd. .....      7,000   $    39,129
The Yasuda Fire & Marine
  Insurance Co. Ltd. ..........     17,000       104,105
Yokogawa Electric Corporation..      8,000        62,072
                                             -----------
TOTAL INVESTMENTS IN JAPAN
 (COST - $46,484,553) - 20.7%..               44,850,429
                                             -----------

NETHERLANDS
ABN AMRO Holding NV............     46,395       842,617
ASM Lithography Holding NV
  (a)..........................     16,279       257,717
Aegon NV.......................     27,552       574,411
Akzo Nobel NV..................      9,474       412,529
Buhrmann NV....................      6,946        64,071
Elsevier NV....................     25,655       349,649
Getronics NV (a)...............     25,492        48,589
Hagemeyer NV...................      2,945        40,719
Heineken NV....................      6,000       263,334
IHC Caland NV..................        926        55,374
ING Groep NV...................     52,761     1,354,776
KPN NV.........................     60,061       281,159
Koninklijke Ahold NV...........     23,260       489,295
Koninklijke Luchtvaart
  Maatschappij NV (KLM)........         91         1,095
Koninklijke Numico NV..........      7,546       169,245
Koninklijke (Royal) Philips
  Electronics NV (a)...........     45,918     1,282,005
Oce NV.........................        194         2,261
Royal Dutch Petroleum
  Company......................     68,223     3,800,065
TNT Post Group NV..............     10,581       238,987
Unilever NV 'A'................     17,628     1,154,244
VNU NV.........................      9,471       263,209
Vedior NV 'A'..................      7,677       106,145
Vendex KBB NV..................      1,228        15,281
Wolters Kluwer NV 'A'..........     12,384       235,069
                                             -----------
TOTAL INVESTMENTS IN THE
  NETHERLANDS
  (COST - $12,452,630) - 5.7%..               12,301,846
                                             -----------

NEW ZEALAND
Auckland International Airport
  Limited......................     22,501        48,633
Carter Holt Harvey Limited.....      7,526         7,238
Contact Energy Limited.........     31,055        60,183
Fisher & Paykel Appliances
  Holdings Limited.............      1,098         4,906
Fisher & Paykel Industries
  Limited......................      1,054         4,223
Fletcher Building Limited......     20,250        27,047
Fletcher Challenge Forests
  (a)..........................     49,639         5,786
Fletcher Challenge Forests Ltd.
  (Preferred) (a)..............     94,137        10,973
Telecom Corporation of New
  Zealand Limited..............     59,027       141,340
The Warehouse Group Limited....     16,257        58,431
                                             -----------
TOTAL INVESTMENTS IN NEW
  ZEALAND
  (COST - $321,362) - 0.2%.....                  368,760
                                             -----------

                                  SHARES
INVESTMENTS                        HELD         VALUE
-----------                      ---------   -----------
                                     (IN US DOLLARS)

NORWAY
Bergesen d.y. ASA 'A'..........      2,372   $    50,574
Bergesen d.y. ASA 'B'..........        300         5,757
DNB Holding ASA................      1,308         7,129
Elkem ASA......................      2,507        56,292
Kvaerner ASA 'A' (a)...........     81,791        74,115
Merkantildata ASA (a)..........     10,407         5,062
Nera ASA (a)...................      6,500         6,912
Norsk Hydro ASA................      6,496       309,898
Norske Skogindustrier ASA......      3,089        57,628
Opticom ASA (a)................        954        16,717
Orkla ASA 'A'..................      2,153        41,601
Pan Fish ASA (a)...............     23,635        42,204
SAS AB (a).....................      2,392        15,938
Schibsted ASA..................      3,568        42,791
Smedvig ASA 'A'................      3,691        23,658
Smedvig ASA 'B'................        600         3,198
Statoil ASA....................      6,904        61,640
Storebrand ASA (a).............     18,604       112,552
Tandberg ASA...................      2,592        30,568
Telenor A/S....................      8,065        28,587
Telenor A/S (ADR) (b)..........      8,900        92,115
Tomra Systems ASA..............      2,598        20,426
                                             -----------
TOTAL INVESTMENTS IN NORWAY
  (COST - $1,225,780) - 0.5%...                1,105,362
                                             -----------

PORTUGAL
BPI-SGPS, SA (Registered
  Shares)......................     48,211       117,128
Banco Comercial Portugues, SA
  (BCP) (Registered Shares)....     34,351       119,077
Banco Espirito Santo, SA (New
  Shares) (a)..................      3,156        34,597
Banco Espirito Santo, SA
  (Registered Shares)..........      6,313        72,011
Brisa - Auto Estradas de
  Portugal, SA.................     11,704        65,886
Cimpor - Cimentos de Portugal,
  SGPS, SA.....................      3,061        59,433
Eletricidade de Portugal, SA
  (EDP)........................     34,389        66,567
Jeronimo Martins SGPS, SA (a)..      3,120        22,062
Portugal Telecom SA (Registered
  Shares)......................     28,973       204,588
Sonae, S.G.P.S., SA (a)........      2,561         1,442
                                             -----------
TOTAL INVESTMENTS IN PORTUGAL
  (COST - $891,589) - 0.3%.....                  762,791
                                             -----------

SINGAPORE
Capitaland Limited.............     33,833        29,298
Chartered Semiconductor
  Manufacturing Limited (a)....     13,000        26,489
Chartered Semiconductor
  Manufacturing Limited (ADR)
  (a)(b).......................      1,120        22,411
City Developments Limited......     20,535        66,249
Creative Technology Limited....      5,907        52,490
Cycle & Carriage Ltd. .........      3,839        10,299
DBS Group Holdings Limited.....     40,751       286,004
Fraser & Neave Limited.........      4,263        19,061

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                                  SHARES
INVESTMENTS                        HELD         VALUE
-----------                      ---------   -----------
                                     (IN US DOLLARS)
Hotel Properties Limited.......      6,676   $     4,345
Keppel Corporation Ltd. .......     46,914       109,399
Neptune Orient Lines Limited
  (a)..........................     18,873        10,896
Oversea-Chinese Banking
  Corporation Ltd. ............     32,598       215,869
Overseas Union Enterprise
  Ltd. ........................      2,631        10,647
Sembcorp Industries Limited....     24,154        18,593
Singapore Airlines Limited.....     20,582       150,276
Singapore Press Holdings
  Ltd. ........................      5,792        65,237
Singapore Technologies
  Engineering Ltd. ............     56,213        61,405
Singapore Telecommunications,
  Ltd. ........................    103,718        80,424
United Overseas Bank Ltd. .....     35,204       253,051
Venture Manufacturing
  (Singapore) Ltd. ............     11,000        87,786
                                             -----------
TOTAL INVESTMENTS IN SINGAPORE
  (COST - $1,741,388) - 0.7%...                1,580,229
                                             -----------

SPAIN
ACS, Actividades de
  Construccion y Servicios,
  SA...........................      1,897        61,075
Acerinox SA....................      2,745       115,080
Altadis........................      8,796       181,557
Amadeus Global Travel
  Distribution SA 'A'..........        835         5,344
Autopistas, Concesionaria
  Espanola SA..................      6,033        67,030
Banco Bilbao Vizcaya, SA.......    106,947     1,209,359
Banco Santander Central Hispano
  SA...........................    135,157     1,073,188
Corporacion Mapfre SA..........      7,932        62,669
Endesa SA......................     34,768       505,095
Fomento de Construcciones y
  Contratas SA.................      2,428        59,228
Gas Natural SDG, SA 'E'........      6,184       119,093
Grupo Dragados SA..............     11,619       207,122
Iberdrola SA...................     20,100       292,799
Industria de Disenso Textil, SA
  (a)..........................      5,665       119,616
Repsol-YPF, SA.................     36,246       427,411
Sociedad General de Aguas de
  Barcelona, SA................      3,462        40,755
Sol Melia, SA..................      5,365        40,745
Telefonica SA (a)..............    144,820     1,215,706
Telefonica, SA (ADR) (a)(b)....      1,040        25,844
TelePizza, SA (a)..............      7,245         8,300
Terra Networks, SA (a).........     12,990        73,766
Union Electrica Fenosa, SA.....      8,715       160,089
Zeltia, SA.....................      6,228        49,514
                                             -----------
TOTAL INVESTMENTS IN SPAIN
  (COST - $6,268,207) - 2.8%...                6,120,385
                                             -----------

SWEDEN
Assa Abloy AB 'B'..............      8,188       115,374
Atlas Copco AB 'A'.............      6,014       143,962
Billerud.......................        277         2,682
Drott AB 'B'...................      1,400        16,147
Electrolux AB 'B'..............     13,164       265,701

                                  SHARES
INVESTMENTS                        HELD         VALUE
-----------                      ---------   -----------
                                     (IN US DOLLARS)
Gambro AB 'B'..................      3,981   $    26,206
Hennes & Mauritz AB 'B'........     22,854       457,552
Modern Times Group MTG AB 'B'
  (a)..........................      2,810        37,302
Nordbanken Holding AB..........     88,523       481,601
OM Gruppen AB..................      1,010         7,583
SAS AB (a).....................      1,680        11,391
SKF AB 'B'.....................      5,222       135,231
Sandvik AB.....................      9,798       244,670
Securitas AB 'B'...............     12,631       259,753
Skandia Forsakrings AB.........     63,293       287,868
Skandinaviska Enskilda Banken
  (SEB) 'A'....................     21,394       224,636
Skanska AB 'B'.................     11,713        80,929
Svenska Cellulosa AB (SCA)
  'B'..........................      7,903       281,190
Svenska Handelsbanken AB.......     14,010       214,178
Swedish Match AB...............      5,000        41,347
Tele2 AB 'B' (a)...............      3,784        69,582
Telefonaktiebolaget LM Ericsson
  (ADR) (b)....................      7,035        10,130
Telefonaktiebolaget LM Ericsson
  AB 'B' (a)...................    235,928       356,825
Telia AB.......................     28,554        79,537
Trelleborg AB (Class B)........        358         3,525
Volvo AB 'A'...................      1,148        23,171
Volvo AB 'B'...................      8,230       170,591
WM-Data AB 'B'.................      4,275         8,094
                                             -----------
TOTAL INVESTMENTS IN SWEDEN
  (COST - $4,946,261) - 1.9%...                4,056,758
                                             -----------

SWITZERLAND
ABB Ltd. (a)...................     43,465       386,959
Adecco SA (Registered Shares)..      5,540       329,057
Ciba Specialty Chemicals AG
  (Registered).................      3,127       250,551
Clariant AG (Registered).......      1,294        30,778
Compagnie Financiere Richemont
  AG 'A'.......................     17,821       405,322
Credit Suisse Group............     36,245     1,150,693
Givaudan (Registered Shares)...        377       151,985
Holcim Ltd. 'B'................        844       193,661
Kudelski SA (Bearer) (a).......      1,763        61,775
Logitech International SA
  (Registered) (a).............        269        12,507
Lonza Group AG (Registered
  Shares)......................      2,260       174,629
Nestle SA (Registered
  Shares)......................     13,694     3,192,782
Novartis AG (Registered
  Shares)......................     95,723     4,209,548
Roche Holding AG...............     24,658     1,863,888
Roche Holding AG (Bearer)......      1,511       172,085
SGS Societe Generale de
  Surveillance Holding SA
  'R'..........................         62        19,788
Serono SA 'B'..................        345       227,404
Sulzer AG (Registered Shares)
  (a)..........................        133        28,239
Sulzer Medica AG (Registered)..        286        47,705
Swatch Group AG 'B'............        449        39,973
Swatch Group AG (Registered)...      2,276        43,049
Swiss Re (Registered Shares)...     10,709     1,046,939

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                                  SHARES
INVESTMENTS                        HELD         VALUE
-----------                      ---------   -----------
                                     (IN US DOLLARS)
Swisscom AG (Registered
  Shares)......................        934   $   271,734
Syngenta AG....................      3,809       228,929
Synthes-Stratec Inc. ..........         55        33,629
UBS AG (Registered Shares).....     41,364     2,080,290
Unaxis Holding AG 'R'..........        136        16,083
Zurich Financial Services AG...      3,063       618,445
                                             -----------
TOTAL INVESTMENTS IN
  SWITZERLAND
 (COST - $16,555,341) - 8.0%...               17,288,427
                                             -----------

UNITED KINGDOM
3i Group PLC...................     23,991       250,318
AMEC PLC.......................     18,532       118,219
ARM Holdings PLC (a)...........     38,618        85,944
AWG PLC........................      4,331        36,310
Aegis Group PLC................     75,089       102,726
Airtours PLC...................     30,882        72,375
Amvescap PLC...................     20,064       163,469
Associated British Ports
  Holdings PLC.................      5,600        38,412
AstraZeneca Group PLC..........     57,546     2,382,404
BAA PLC........................     42,792       390,715
BAE Systems PLC................    112,721       575,599
BBA Group PLC..................      5,728        24,055
BG Group PLC...................    126,198       549,198
BICC PLC.......................     30,308       108,104
BOC Group PLC..................     19,509       303,026
BP Amoco PLC...................    721,916     6,063,295
BP Amoco PLC (ADR) (b).........      3,849       194,336
BPB PLC........................      8,834        47,130
BT Group PLC...................    282,333     1,084,508
BT Group PLC (ADR) (b).........        900        34,308
Barclays PLC...................    215,512     1,813,347
Barratt Developments PLC.......        546         3,496
Billiton PLC...................     74,440       405,651
Boots Company PLC..............     22,082       218,956
Brambles Industries PLC........     31,990       160,062
British Airways PLC (a)........     32,340        91,814
British American Tobacco PLC...     47,837       514,071
The British Land Company PLC...     26,193       222,388
British Sky Broadcasting Group
  PLC ("BSkyB") (a)............     23,060       221,096
Bunzl PLC......................      5,197        41,114
CGNU PLC.......................     69,708       560,500
CMG PLC........................     34,212        52,671
Cable & Wireless PLC...........     96,023       244,800
Cadbury Schweppes PLC..........     67,423       505,129
Canary Wharf Group PLC (a).....     11,328        76,839
Capita Group PLC...............     42,916       204,101
Carlton Communications PLC.....     38,415       122,968
Celltech Group PLC (a).........     14,811       117,397
Centrica PLC...................    123,844       383,214
Chubb PLC......................     13,844        33,236
Close Brothers Group PLC.......      2,797        26,753
Compass Group PLC..............     62,507       379,212
Corus Group PLC (a)............    140,559       179,973
Daily Mail and General Trust
  'A'..........................      3,119        29,809
Diageo PLC.....................    110,193     1,431,081
Dixons Group PLC...............     72,533       211,450

                                  SHARES
INVESTMENTS                        HELD         VALUE
-----------                      ---------   -----------
                                     (IN US DOLLARS)
EMI Group PLC..................     37,723   $   143,178
Electrocomponents PLC..........     12,308        68,947
FKI PLC........................      9,108        21,762
FirstGroup PLC.................      6,151        23,627
GKN PLC........................     33,347       156,432
George Wimpey PLC..............     21,841        89,223
Glaxo Wellcome PLC (ADR) (b)...        800        34,512
GlaxoSmithKline PLC............    202,224     4,370,986
Granada PLC....................     65,613       111,516
The Great Universal Stores
  PLC..........................     37,429       343,744
HBOS PLC.......................    120,041     1,299,147
HSBC Holdings PLC..............    315,246     3,625,595
Hammerson PLC..................      6,585        55,586
Hanson PLC.....................     32,291       230,601
Hays PLC.......................     68,298       160,324
Hilton Group PLC...............     69,991       243,514
IMI PLC........................     11,268        55,778
Imperial Chemical Industries
  PLC..........................     52,622       255,875
Imperial Tobacco Group PLC
  (a)..........................     32,345       526,068
Imperial Tobacco Group PLC
  (a)..........................      3,341        52,811
International Power PLC (a)....     62,528       160,123
Invensys PLC...................    142,222       192,942
J Sainsbury PLC................     31,443       170,626
Johnson Matthey PLC............      3,020        46,218
Kidde PLC (a)..................      1,460         1,914
Kingfisher PLC.................     50,557       243,715
Land Securities PLC............     21,972       289,035
Lattice Group PLC..............    138,719       361,578
Legal & General Group PLC......    187,005       372,705
Lloyds TSB Group PLC...........    182,600     1,817,542
Lloyds TSB Group PLC (ADR)
  (b)..........................      2,530       101,327
Logica PLC.....................     16,278        49,625
Man Group PLC..................     12,604       197,886
Marconi PLC....................     44,617         2,686
Marks & Spence Group PLC.......     81,502       463,080
Misys PLC......................     27,041        99,749
National Grid Group PLC........     56,322       400,069
Next PLC.......................     15,028       213,495
Nycomed Amersham PLC...........     26,384       233,259
Ocean Group PLC................      9,717       123,751
P & O Princess Cruises PLC.....     30,005       189,807
Pearson PLC....................     22,412       222,911
The Peninsular and Oriental
  Steam Navigation Company.....     22,402        82,295
Pilkington PLC.................     53,235        75,263
Provident Financial PLC........      7,073        74,499
Prudential Corporation PLC.....     61,060       558,443
RMC Group PLC..................      7,554        75,593
Railtrack Group PLC............     17,155        58,182
Rank Group PLC.................     34,432       140,397
Reckitt Benckiser PLC..........     21,126       379,022
Reed Elsevier PLC..............     53,734       510,689
Rentokil Initial PLC...........     66,396       270,224
Reuters Group PLC..............     43,228       229,306

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                                  SHARES
INVESTMENTS                        HELD         VALUE
-----------                      ---------   -----------
                                     (IN US DOLLARS)
Rexam PLC......................     16,452   $   106,581
Rio Tinto PLC (Registered
  Shares)......................     35,963       659,465
Rolls-Royce PLC................     41,874       103,402
Royal & Sun Alliance Insurance
  Group PLC....................     72,384       265,907
Royal Bank of Scotland Group
  PLC..........................     88,631     2,512,864
Safeway PLC....................     46,444       199,464
The Sage Group PLC.............     45,501       117,560
Schroders PLC..................      4,105        36,636
Scottish & Newcastle PLC.......     38,659       358,282
Scottish and Southern Energy
  PLC..........................     33,979       336,144
ScottishPower PLC..............     50,102       269,397
ScottishPower PLC (ADR) (b)....        993        21,250
Serco Group PLC................      2,405         7,367
Seton Scholl Healthcare Group
  PLC..........................      3,902        21,271
Severn Trent PLC...............     16,250       179,086
Shell Transport & Trading
  Company......................    314,385     2,372,124
Signet Group PLC...............     79,661       115,052
Six Continents PLC.............     27,900       283,449
Slough Estates PLC.............        473         2,618
Smith & Nephew PLC.............     37,864       210,087
Smiths Industries PLC..........     23,846       309,689
Spirent PLC....................      8,597        11,335
Stagecoach Holdings PLC........     18,574        17,766
TI Group PLC...................      1,025             0
Tate & Lyle PLC................      8,252        44,151
Taylor Woodrow PLC.............      1,561         4,283
Tesco PLC......................    212,976       774,265
Unilever PLC...................     88,426       806,031
United Business Media PLC......     19,481       129,173
United Utilities PLC...........     23,445       218,354
Vodafone Group PLC.............  2,117,946     2,905,547

                                  SHARES
INVESTMENTS                        HELD         VALUE
-----------                      ---------   -----------
                                     (IN US DOLLARS)
Vodafone Group PLC (ADR) (b)...     12,490   $   170,489
WPP Group PLC..................     35,336       298,399
Whitbread PLC..................      1,813        16,927
Wolseley PLC...................     26,415       267,758
                                             -----------
TOTAL INVESTMENTS IN THE UNITED
  KINGDOM (COST - $59,131,773)-
  25.5%........................               55,304,934
                                             -----------

UNITED STATES
Datacraft Asia Limited.........     29,000        34,800
I Shares MSCI EAFE Index Fund..      2,000       237,120
                                             -----------
TOTAL INVESTMENTS IN THE UNITED
  STATES
  (COST - $300,860) - 0.1%.....                  271,920
                                             -----------

INVESTMENTS
-----------
 SHORT-TERM       FACE
 SECURITIES      AMOUNT          ISSUE            VALUE
-----------    ----------        -----       ---------------
                                             (IN US DOLLARS)
Commercial     $2,024,000   General
 Paper*                     Electric
                            Capital Corp.,
                            1.98% due
                            7/01/2002......   $  2,023,777
                                              ------------
TOTAL INVESTMENTS IN SHORT-TERM SECURITIES
 (COST - $2,023,777) - 0.9%................      2,023,777
                                              ------------
TOTAL INVESTMENTS
 (COST - $217,396,464) - 96.9%.............    210,462,481
VARIATION MARGIN ON FINANCIAL FUTURES
 CONTRACTS - 0.0%**........................         92,859
UNREALIZED APPRECIATION ON FORWARD FOREIGN
 EXCHANGE CONTRACTS - (0.0%)***............
                                                    37,134
OTHER ASSETS LESS LIABILITIES - 3.1%.......      6,499,241
                                              ------------
NET ASSETS - 100.0%........................   $217,091,715
                                              ============

---------------

(a) Non-income producing security.

(b) American Depositary Receipts (ADR).

(c) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(d) The rights may be exercised until 7/08/2002.

(e) The rights may be exercised until 7/11/2002.

* Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Series.

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

**  Financial futures contracts purchased as of June 30, 2002 were as follows:

   NUMBER OF
   CONTRACTS                   ISSUE       EXCHANGE  EXPIRATION DATE     VALUE
   ---------                   -----       --------  ---------------     -----
            27            TOPIX             Tokyo    September 2002    $2,296,554
            28            FTSE              LIFFE    September 2002     1,985,919
            92            EURO             DJ EURO   September 2002     2,868,425
             4            All Ordinaries     SFE     September 2002       179,704
             3            Hang Seng Index   SIMEX    July 2002            204,038
             2            CAC               MATIF    September 2002        77,507
                                                                       ----------
   TOTAL FINANCIAL FUTURES CONTRACTS PURCHASED (TOTAL CONTRACT
   PRICE - $7,519,288)                                                 $7,612,147
                                                                       ==========

*** Forward foreign exchange contracts as of June 30, 2002 were as follows:

   FOREIGN                                UNREALIZED
   CURRENCY                EXPIRATION    APPRECIATION
   PURCHASED                  DATE      (DEPRECIATION)
   ---------               ----------   --------------
       CHF  350,000        July 2002       $   799
       E  2,300,000        July 2002        15,908
       L    850,000        July 2002         9,283
       Y175,000,000        July 2002        11,144
                                           -------
   TOTAL UNREALIZED APPRECIATION ON
   FORWARD FOREIGN EXCHANGE
   CONTRACTS - NET (US$
   COMMITMENT - $5,222,920)                $37,134
                                           =======

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
    Investments, at value (including securities loaned of
     $19,673,973) (identified cost - $217,396,464)..........               $210,462,481
    Investments held as collateral for loaned securities, at
     value..................................................                 20,098,564
    Unrealized appreciation on forward foreign exchange
     contracts..............................................                     37,134
    Cash on deposit for financial futures contracts.........                    947,619
    Cash....................................................                     53,502
    Foreign cash (Cost - $4,352,651)........................                  4,566,803
    Receivables:
      Contributions.........................................  $1,889,412
      Dividends.............................................     410,358
      Variation margin......................................      92,859
      Loaned securities.....................................       2,007
      Investment adviser....................................         563      2,395,199
                                                              ----------
    Prepaid expenses and other assets.......................                     64,484
                                                                           ------------
        TOTAL ASSETS........................................                238,625,786
                                                                           ------------
LIABILITIES:
    Collateral on securities loaned, at value...............                 20,098,564
    Payables:
      Securities purchased..................................   1,171,713
      Withdrawals...........................................     256,688      1,428,401
                                                              ----------
    Other liabilities.......................................                      7,106
                                                                           ------------
        TOTAL LIABILITIES...................................                 21,534,071
                                                                           ------------
NET ASSETS:
    Net assets..............................................               $217,091,715
                                                                           ============
NET ASSETS CONSIST OF:
    Investors' capital......................................               $223,756,680
    Unrealized depreciation on investments and foreign
     currency transactions - net............................                 (6,664,965)
                                                                           ------------
        NET ASSETS..........................................               $217,091,715
                                                                           ============

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
    Dividends (net of $356,941 foreign withholding tax).....                $ 2,737,000
    Interest................................................                     21,012
    Securities lending - net................................                     37,647
                                                                            -----------
        TOTAL INCOME........................................                  2,795,659
                                                                            -----------
EXPENSES:
    Custodian fees..........................................  $    48,423
    Professional fees.......................................       46,193
    Accounting services.....................................       15,467
    Investment advisory fees................................        9,906
    Trustees' fees and expenses.............................          930
    Printing and shareholder reports........................          222
    Other...................................................        1,271
                                                              -----------
        TOTAL EXPENSES BEFORE REIMBURSEMENT.................      122,412
REIMBURSEMENT OF EXPENSES...................................      (43,164)
                                                              -----------
        TOTAL EXPENSES AFTER REIMBURSEMENT..................                     79,248
                                                                            -----------
INVESTMENT INCOME - NET.....................................                  2,716,411
                                                                            -----------
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS & FOREIGN
  CURRENCY TRANSACTIONS - NET:
    Realized gain (loss) from:
      Investments - net.....................................   (1,889,819)
      Foreign currency transactions - net...................      394,472    (1,495,347)
                                                              -----------
    Change in unrealized appreciation/depreciation on:
      Investments - net.....................................   (4,151,182)
    Foreign currency transactions - net.....................      202,108    (3,949,074)
                                                              -----------   -----------
Total realized and unrealized loss on investments and
  foreign currency transactions - net.......................                 (5,444,421)
                                                                            -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........                $(2,728,010)
                                                                            ===========

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               FOR THE SIX      FOR THE YEAR
                                                               MONTHS ENDED        ENDED
                                                                 JUNE 30,       DECEMBER 31,
                                                                   2002             2001
                                                              --------------   --------------
                                                               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Investment income - net.................................   $  2,716,411     $    441,463
    Realized loss on investments and foreign currency
      transactions - net....................................     (1,495,347)      (3,668,274)
    Change in unrealized appreciation/depreciation on
      investments and foreign currency transactions - net...     (3,949,074)        (878,430)
                                                               ------------     ------------
        NET DECREASE IN NET ASSETS RESULTING FROM
          OPERATIONS........................................     (2,728,010)      (4,105,241)
                                                               ------------     ------------
CAPITAL TRANSACTIONS:
    Proceeds from contributions.............................     56,142,938      203,141,807
    Fair value of withdrawals...............................    (31,835,045)     (19,287,925)
                                                               ------------     ------------
    INCREASE IN NET ASSETS DERIVED FROM NET CAPITAL
      TRANSACTIONS..........................................    (24,307,893)     183,853,882
                                                               ------------     ------------
NET ASSETS:
    Total increase in net assets............................     21,579,883      179,748,641
    Beginning of period.....................................    195,511,832       15,763,191
                                                               ------------     ------------
    END OF PERIOD...........................................   $217,091,715     $195,511,832
                                                               ============     ============

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

NOTES TO FINANCIAL STATEMENTS
June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES

     Master International (Capitalization Weighted) Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

  A.  Valuation of Investments

     Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

  B.  Derivative Financial Instruments

     The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

  Financial futures contracts

     The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

  Options

     The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

     Written and purchased options are non-income producing investments.

  Forward Foreign Exchange Contracts

     The Series is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

  Foreign Currency Options and Futures

     The Series may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

  C.  Foreign Currency Transactions

     Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

  D.  Income Taxes

     The Series is classified as a partnership for Federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Accordingly, as a "pass through" entity, the Series pays no income dividends or capital gains distributions. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

  E.  Security Transactions and Investment Income

     Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Interest income is recognized on the accrual basis.

  F.  Securities Lending

     The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2.   INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

     The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

     FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. For the six months ended June 30, 2002, FAM earned fees of $9,906, all of which were waived. FAM also reimbursed the Fund for additional expenses of $33,258.

     For the six months ended June 30, 2002, the Series reimbursed FAM $1,492 for certain accounting services.

     Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

3.   INVESTMENTS

     Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2002 were $31,161,484 and $6,479,984, respectively.

--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

     Net realized gains (losses) for the six months ended June 30, 2002 and unrealized gains (losses) as of June 30, 2002 were as follows:

                                                            REALIZED        UNREALIZED
                                                         GAINS (LOSSES)   GAINS (LOSSES)
                                                         --------------   --------------
Investments:
     Long-term.........................................   $(1,426,157)     $(6,933,983)
     Short-term........................................           (90)              --
     Financial futures contracts.......................      (463,572)          92,859
                                                          -----------      -----------
Total investments......................................    (1,889,819)      (6,841,124)
                                                          -----------      -----------
Currency transactions:
     Forward foreign exchange contracts................       135,854           37,134
     Foreign currency transactions.....................       258,618          139,025
                                                          -----------      -----------
Total currency transactions............................       394,472          176,159
                                                          -----------      -----------
Total..................................................   $(1,495,347)     $(6,664,965)
                                                          ===========      ===========

     As of June 30, 2002, net unrealized depreciation for Federal income tax purposes aggregated $6,933,983, of which $17,479,766 related to appreciated securities and $24,413,749 related to depreciated securities. At June 30, 2002, the aggregate cost of investments for Federal income tax purposes was $217,396,464.

4.   COMMITMENTS

     At June 30, 2002, the Series had entered into foreign exchange contracts, in addition to the contracts listed in the Schedule of Investments, under which it had agreed to purchase various foreign currencies with an approximate value of $289,000.

5.   SHORT-TERM BORROWINGS

     The Series, along with certain other funds managed by FAM and its affiliates, renewed and amended a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund partner withdrawals and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .09% per annum based on the Series' pro rata share of the unused portion of the facility. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 30, 2001, the credit agreement was renewed for one year under the same terms. The Series did not borrow under the credit agreement during the six months ended June 30, 2002.

--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The following ratios have been derived from information provided in the financial statements.

                                                                                            FOR THE
                                                                                             PERIOD
                                                                     FOR THE YEAR ENDED   DECEMBER 30,
                                                      FOR THE SIX       DECEMBER 31,        1999+ TO
                                                     MONTHS ENDED    ------------------   DECEMBER 31,
                                                     JUNE 30, 2002     2001      2000         1999
                                                     -------------   --------   -------   ------------
                                                      (UNAUDITED)
TOTAL INVESTMENT RETURN:
                                                         (.97%)++    (21.77%)        --          --
                                                       --------      --------   -------     -------
RATIOS TO AVERAGE NET ASSETS:
    Expenses, net of reimbursement.................        .08%*         .08%      .08%        .08%*
                                                       --------      --------   -------     -------
    Expenses.......................................        .12%*         .39%     1.34%        .63%*
                                                       --------      --------   -------     -------
    Investment income - net........................       2.74%*        1.20%     1.55%       2.14%*
                                                       --------      --------   -------     -------
SUPPLEMENTAL DATA:
    Net assets, end of period (in thousands).......    $217,092      $195,512   $15,763     $10,054
                                                       --------      --------   -------     -------
    Portfolio turnover.............................       3.32%        30.19%     5.89%        .00%
                                                       ========      ========   =======     =======

---------------

*   Annualized.

+   Commencement of operations.

++  Aggregate total investment return.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE INDEX FUNDS

PRIVACY POLICY (unaudited)
--------------------------------------------------------------------------------

     The American AAdvantage Funds recognizes and respects the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.

     We may collect nonpublic personal information about you from one or more of the following sources:

     - information we receive from you on applications or other forms;

     - information about your transactions with us or our service providers; and

     - information we receive from third parties.

     We do not disclose any nonpublic personal information about our shareholders or former shareholders to anyone, except as permitted by law.

     We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.

--------------------------------------------------------------------------------

                        [AMERICAN AADVANTAGE FUNDS LOGO]
--------------------------------------------------------------------------------

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS:


                    [GRAPHIC]                                          [GRAPHIC]
                    BY E-MAIL:                                      ON THE INTERNET:
         american aadvantage.funds@aa.com                 Visit our website at www.aafunds.com

--------------------------------------------------------------------------------


                    [GRAPHIC]                                          [GRAPHIC]
                  BY TELEPHONE:                                         BY MAIL:
               Institutional Class                             American AAdvantage Funds
               Call (800) 658-5811                              P.O. Box 619003, MD 2450
                PlanAhead Class(R)                             DFW Airport, TX 75261-9003
               Call (800) 388-3344

FUND SERVICE PROVIDERS:

 CUSTODIAN                      TRANSFER AGENT                      INDEPENDENT AUDITORS    DISTRIBUTOR
 STATE STREET BANK AND TRUST    NATIONAL FINANCIAL DATA SERVICES    ERNST & YOUNG LLP       SWS FINANCIAL SERVICES
 Boston, Massachusetts          Kansas City, Missouri               Dallas, Texas           Dallas, Texas

This report is prepared for shareholders of the American AAdvantage Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

--------------------------------------------------------------------------------

American Airlines is not responsible for investments made in the American AAdvantage Funds. American AAdvantage Funds is a registered service mark of AMR Corporation. American AAdvantage Small Cap Index Fund and American AAdvantage International Equity Index Fund are service marks of AMR Investment Services, Inc.

                                   [GRAPHIC]






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